UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	MUNICIPAL BONDS – 98.9%

	Alabama – 1.1%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		$6,467,763

350	Camden Industrial Development Board, Alabama, Exempt Facilities Revenue Bonds, Weyerhaeuser Company Project, Series 2003B, 6.375%, 12/01/24 (Pre-refunded 12/01/13) (Alternative Minimum Tax)	12/13 at 100.00	AA+	(4)	367,948

2,750	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		2,841,273

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.250%, 1/01/14	No Opt. Call	B		1,001,550
5,165	5.250%, 1/01/15	1/14 at 100.00	B		5,171,611
1,000	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA–		1,017,760
1,000	5.500%, 1/01/22	1/14 at 100.00	B		1,002,430

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	A–	(4)	2,414,140

1,565	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	Aa3	(4)	1,599,352

435	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	1/14 at 100.00	Aa3		436,605

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – NPFG Insured	2/18 at 100.00	BBB		9,878,633
33,685	Total Alabama				32,199,065
	Alaska – 0.2%

5,000	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/27 (Alternative Minimum Tax)	10/20 at 100.00	Aa3		5,589,350

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+		1,839,280
7,000	Total Alaska				7,428,630
	Arizona – 3.2%

4,550	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB		4,735,777

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 – AMBAC Insured	9/15 at 100.00	A		146,950

6,500	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	BBB+		7,154,940

2,733	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.500%, 11/15/23 (Pre-refunded 11/15/13)	11/13 at 101.00	AAA		2,911,766

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+		568,770

5,325	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1		5,945,096

200	Arizona State University Nanotechnology LLC Lease Revenue Refunding Bonds, Arizona State University Project, Series 2006, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA–		221,090

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	A		275,865

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 – AMBAC Insured	7/17 at 100.00	Aa3		7,635,241

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA		$579,570

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+		3,550,976

595	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–		659,004

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/14 at 100.00	A1		791,865

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–		803,273

500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A		527,485

225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	277,553

750	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/36	6/21 at 100.00	A+		840,165

310	Peoria Municipal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+		341,846

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA		516,931

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+		4,549,680

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+		1,007,960

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BBB		1,087,150

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
1,650	0.000%, 7/01/31 – FGIC Insured	No Opt. Call	AA		2,021,118
6,000	0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA		7,262,880

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,115	6.000%, 7/01/33	7/20 at 102.00	BB+		2,219,735
2,000	6.000%, 7/01/43	7/20 at 102.00	BB+		2,015,880

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–		859,708

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2		821,630

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2	(4)	320,018

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A		4,165,420

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	A		1,125,520

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	7/13 at 100.00	A3		305,577

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,500	5.250%, 12/01/19	No Opt. Call	A–		1,736,580
1,000	5.250%, 12/01/28	No Opt. Call	A–		1,195,430
10,250	5.000%, 12/01/37	No Opt. Call	A–		11,780,940

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2		1,088,940

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 0.000%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA		$534,175

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA		5,101,778

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,390	6.000%, 12/01/27	12/21 at 100.00	N/R		2,634,115
430	6.000%, 12/01/32	12/21 at 100.00	N/R		465,798
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R		1,197,537

415	Tempe Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2004A, 5.375%, 12/01/13 (ETM)	No Opt. Call	N/R	(4)	426,081

250	Tucson, Arizona, General Obligation Refunding Bonds, Series 1998, 5.500%, 7/01/18	No Opt. Call	Aa2		306,580

450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24	7/14 at 100.00	BBB+		459,612

155	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB+		165,402

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+		1,161,470

953	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R		922,961

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A:
375	5.250%, 8/01/21 – RAAI Insured	8/13 at 100.00	BBB+		383,303
100	6.000%, 8/01/33	8/13 at 100.00	BBB+		102,407

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	BBB		421,860

365	Yuma, Arizona, Improvement District 68 Improvement Bonds, Series 2006, 4.700%, 1/01/21	1/17 at 101.00	A+		391,992
86,631	Total Arizona				96,723,400
	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB		564,080
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB		1,144,760

500	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.100%, 8/01/27	8/22 at 100.00	BBB+		519,515

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – NPFG Insured	11/14 at 100.00	Aa2		2,133,820
4,000	Total Arkansas				4,362,175
	California – 11.3%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+		1,903,944

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.764%, 4/01/34 (IF)	4/18 at 100.00	AA		1,529,200

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
10	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA		10,857
55	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1	(4)	59,712
935	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA		1,015,101

2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA		2,407,760

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		1,049,260

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3	$1,074,244

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A+	1,086,290

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,582,036

2,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	2,244,080

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,836,797

3,470	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,845,385

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	15,559,950

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/13 at 100.00	A2	5,009,600

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A2	1,195,670

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	1,172,550

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,461,973

4,500	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	4,797,135

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.745%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA–	1,177,708

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	A1	9,467,338

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1	1,657,950

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,931,051

845	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	939,327

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	2,095,340

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	7/15 at 100.00	BBB	862,736
5,300	5.250%, 7/01/35	7/15 at 100.00	BBB	5,503,626
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	2,060,680

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,128,570

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,193,787

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,193,787

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.876%, 11/15/46 (IF)	11/16 at 100.00	AA–	924,129

500	Chino Hill, California, Community Facilities District 10 Special Tax Bonds, Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	553,595

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
$1,775	4.000%, 9/01/20	No Opt. Call	N/R	$1,815,790
1,650	4.000%, 9/01/21	No Opt. Call	N/R	1,678,776
1,065	5.000%, 9/01/23	9/22 at 100.00	N/R	1,151,702
1,110	5.000%, 9/01/24	9/22 at 100.00	N/R	1,194,860
785	5.000%, 9/01/25	9/22 at 100.00	N/R	842,431
780	5.000%, 9/01/34	9/22 at 100.00	N/R	806,988

5,050	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	3,708,215

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.428%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	2,368,863

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	491,712

1,960	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,595,440

510	Etiwanda School District, California, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	560,832

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,462,241

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
6,000	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	6,282,780
1,300	5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA	1,360,359

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
6,710	4.500%, 6/01/27	6/17 at 100.00	B	6,356,048
3,480	5.000%, 6/01/33	6/17 at 100.00	B	3,240,158
8,740	5.750%, 6/01/47	6/17 at 100.00	B	8,325,462

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–	1,548,195

1,000	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA–	1,091,810

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	Aa2	1,352,083

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,751,325

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA–	6,381,840

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AA–	5,520,415

1,000	Los Angeles Department of Harbors, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,159,750

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	601,995

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	3,246,570

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,147,750

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA	564,220

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+		$1,172,930

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A:
2,700	7.000%, 11/01/34	No Opt. Call	A		3,873,231
2,500	6.500%, 11/01/39	No Opt. Call	A		3,472,850

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	4/13 at 100.00	N/R	(4)	16,279,588

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		10,252,400

4,700	Oxnard, California, Financing Authority, Wastewater Revenue Bonds, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	BBB		4,818,675

1,385	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/13 at 102.00	BB		1,414,847

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,777,288

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3		3,416,310

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A		1,948,391

3,775	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2		2,661,375

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2		1,307,950

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A		2,106,652

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA–		9,645,600

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–		4,561,360

1,000	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R		1,030,800

1,250	Riverside Unified School District Finance Authority, Riverside County, California, Revenue Bonds Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	A–		1,356,425

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,792,600

2,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A3		2,125,940

925	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R		934,546

1,000	San Bernardino County Redevelopment Agency, California, Cedar Glen Disaster Recovery Project Area Tax Allocation Bonds, Series 2010, 5.750%, 9/01/30	9/18 at 100.00	BBB		1,037,080

	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B:
1,225	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+		1,480,413
1,200	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+		1,455,312
1,150	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+		1,395,249
700	5.000%, 7/01/23 (Alternative Minimum Tax)	No Opt. Call	A+		849,219

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – AGM Insured	5/15 at 100.00	AA+		10,539,900

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,660	San Diego Redevelopment Agency, California, City Heights Redevelopment Project Tax Allocation Bonds, Series 2010A, 5.625%, 9/01/40	9/20 at 100.00	A–	$1,776,051

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+	1,592,100

6,880	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Refunding Second Series 2012A, 5.000%, 5/01/29 (Alternative Minimum Tax)	5/22 at 100.00	A+	7,761,603

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,287,020

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	778,138

2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – AGM Insured	6/17 at 100.00	Aa2	2,156,383

	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A:
1,335	5.000%, 8/01/27	8/22 at 100.00	N/R	1,439,651
580	5.000%, 8/01/28	8/22 at 100.00	N/R	623,094
1,000	5.000%, 8/01/30	8/22 at 100.00	N/R	1,064,550
235	5.000%, 8/01/33	8/22 at 100.00	N/R	248,658

1,135	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013B, 5.000%, 8/01/29	8/22 at 100.00	N/R	1,213,780

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	BBB	4,858,146
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	BBB	20,041,980

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	7,986,132

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA	3,770,781

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	539,242

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	2,295,488

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,689,280

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	609,740

	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010:
425	5.000%, 9/01/29	9/18 at 102.00	A	461,015
500	5.000%, 9/01/35	9/18 at 102.00	A	534,225

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	1,023,822

2,120	Upland, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area 1 The Colonies at San Antonio, Series 2012, 4.000%, 9/01/26	9/22 at 100.00	BBB	2,150,337

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA–	223,163

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	$994,560

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	4,202,250

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+	2,067,280

5,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41	8/21 at 100.00	Aa3	5,495,250

485	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/13 at 100.00	N/R	485,509

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA–	1,651,890

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	1,447,214
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	734,899
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA–	1,420,522
365,960	Total California			337,470,462
	Colorado – 3.6%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	729,870

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
580	4.800%, 12/01/17	No Opt. Call	N/R	563,841
905	5.000%, 12/01/26	12/17 at 100.00	N/R	715,484

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,299,158
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,210,449

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	2,047,096

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	A	1,081,898

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	A	2,655,050

960	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	1,011,466

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA–	3,380,070

	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012:
710	4.000%, 10/01/27	10/22 at 100.00	A	740,949
500	5.000%, 10/01/32	10/22 at 100.00	A	560,820

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,694,940

600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.125%, 1/01/30	1/22 at 100.00	N/R	634,044

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
$1,295	5.625%, 6/01/22	No Opt. Call	N/R	$1,374,319
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,480,902
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,494,721

11,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,325,240

1,425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/25	1/22 at 100.00	BBB	1,548,206

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA–	111,603

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA	3,488,880

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB–	1,239,447

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29	6/16 at 100.00	A–	2,098,220

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,797,842

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,839,074

1,200	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013, 4.000%, 12/01/38 (WI/DD, Settling 2/01/13) – AGM Insured	12/22 at 100.00	AA–	1,217,028

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
540	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	545,616
395	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	384,299

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,032,500

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	2,213,891

700	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	689,402

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,095,618

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/21	No Opt. Call	A+	1,236,120

1,105	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/32 – AGM Insured	12/22 at 100.00	AA–	1,166,803

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	BBB	7,341,007

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	9,616
335	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	152,268
15,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	6,413,250
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	8,045
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	9,427

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB		$5,329,325

500	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Series 2012, 5.000%, 12/01/27	No Opt. Call	A+		598,095

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	6/13 at 100.00	Aaa		1,096,807

2,145	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		2,327,025

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		827,274

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA–		2,379,355

700	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		710,451

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R		4,354,352

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,515	6.250%, 11/15/28	No Opt. Call	A		1,934,004
2,925	6.500%, 11/15/38	No Opt. Call	A		3,971,243

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3		1,167,895
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3		4,979,089

1,465	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+		1,429,957

1,320	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2012, 4.000%, 12/01/33	12/22 at 100.00	BBB		1,339,813

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R		864,503

20	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2		21,808

1,175	Willow Trace Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2006A, 4.450%, 12/01/35 – CIFG Insured	12/15 at 100.00	AA–		1,200,509
118,670	Total Colorado				108,169,984
	Connecticut – 0.3%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB		1,128,460

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 18.318%, 7/01/15 (IF) (5)	No Opt. Call	AAA		1,587,240

2,125	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA	(4)	2,362,299

957	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R		1,095,794

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R		1,935,108
6,882	Total Connecticut				8,108,901
	Delaware – 0.3%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3		1,072,890

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware (continued)

$5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	$6,164,750

1,605	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	7/13 at 100.00	N/R	1,605,674
7,605	Total Delaware			8,843,314
	District of Columbia – 0.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A+	4,549,290

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	1,029,600
5,365	Total District of Columbia			5,578,890
	Florida – 7.7%

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	1,382,813

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	BBB–	1,034,480

530	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	467,688

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	521,280
750	5.000%, 4/01/36	4/16 at 100.00	A–	780,555

855	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	1,057,857

8,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	9,027,120

1,055	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	1,055,317

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,176,505

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,142,350

3,080	Collier County, Florida, Gas Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/20	No Opt. Call	AA–	3,671,822

1,410	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A	1,441,880

1,355	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	1,371,070

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15 (6)	No Opt. Call	N/R	915,940

4,710	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,529,634

5,000	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/23	7/22 at 100.00	AA–	6,052,250

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,299,863

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BBB	1,103,280

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
$1,000	5.500%, 6/15/22	No Opt. Call	N/R	$1,001,380
500	6.000%, 6/15/32	No Opt. Call	N/R	502,445
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,097,646

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	3,273,842

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
6,800	5.000%, 4/01/27	4/22 at 100.00	BBB+	7,565,408
5,730	5.000%, 4/01/32	4/22 at 100.00	BBB+	6,223,067

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A1	1,405,197
1,000	5.000%, 12/01/31	12/22 at 100.00	A1	1,157,650
1,400	5.000%, 12/01/32	12/22 at 100.00	A1	1,609,188
3,000	5.000%, 12/01/37	12/22 at 100.00	A1	3,404,940

735	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	8/13 at 100.00	N/R	736,088

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/13 at 100.00	N/R	1,000,980

400	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	411,444

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	6/13 at 100.00	Aaa	369,790

10,000	Florida State Board of Education, Lottery Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/22	7/21 at 100.00	AAA	12,239,400

400	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	Aaa	434,232

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	A–	2,404,260
375	5.000%, 6/01/38	6/16 at 100.00	A–	395,374

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	BBB	2,276,960

2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B, 5.250%, 10/01/28	10/13 at 100.00	A3	2,022,960

7,640	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/29	10/22 at 100.00	A1	9,001,372

6,000	Jacksonville Port Authority, Florida, Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	A2	6,533,220

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	1,077,079

1,500	JEA, Florida, Electric System Subordinated Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/21 at 100.00	AA	1,725,540

965	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	1,042,914

975	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+	1,041,066

1,050	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A, 6.100%, 5/01/23	5/14 at 101.00	N/R	1,073,090

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB		$1,015,140

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB		906,036
1,375	5.750%, 6/15/42	6/22 at 100.00	BB		1,427,346

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+		1,651,105

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	Aa3		2,467,572

705	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–		732,601

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/13 at 100.00	BB+		1,004,070

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa2		2,206,940

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	4/13 at 100.00	Aa3		3,773,160

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
4,000	5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	A		4,696,440
4,000	5.000%, 10/01/19 (Alternative Minimum Tax)	No Opt. Call	A		4,722,640
1,825	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A		2,168,064
5,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A		5,822,150

7,020	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	A		7,221,474

1,540	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A		1,769,445

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA–		2,234,940

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	Aa2		10,792,800

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA–		1,156,709

7,400	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AA		8,439,848

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R		1,003,960

3,445	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R		3,569,020

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–		564,394
450	5.000%, 6/01/32	6/21 at 100.00	A–		479,795
750	5.000%, 6/01/36	6/21 at 100.00	A–		796,388
750	5.125%, 6/01/42	6/21 at 100.00	A–		798,585

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	321,031
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	299,266

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$2,510	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.234%, 10/01/42 (IF) (5)	4/22 at 100.00	A		$3,535,335

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	4/13 at 100.00	N/R	(4)	181,292

500	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	AA		587,160

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	6/13 at 100.00	BBB–		20,047
1,000	5.625%, 12/01/31	6/13 at 100.00	BBB–		1,001,600

2,000	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–		2,018,960

625	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/13 at 100.00	A–		625,638

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–		2,813,185

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA+		1,461,795

1,000	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – NPFG Insured	10/13 at 100.00	A1		1,024,650

1,915	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	A1		1,937,386

2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB		2,100,420

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	A1		716,105

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–		3,075,435

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	A–		1,185,992
1,565	5.625%, 8/01/34	8/14 at 101.00	A–		1,621,590

965	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R		1,014,765

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–		590,212

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+		1,114,050

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA		3,064,409

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	6/13 at 100.00	Baa1		2,129,987

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R		118,419

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R		167,095

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R		89,017

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	$2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	5

25	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	13,464

215	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	116,306

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	92,459
305	6.650%, 5/01/40	5/17 at 100.00	N/R	302,127

3,070	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	3,047,159

705	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	321,670

615	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	630,824

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	255,010

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
500	5.000%, 5/01/23	5/22 at 100.00	N/R	524,425
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,544,790

2,000	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/13 at 101.00	BBB	2,021,880

485	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	485,102

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
560	6.000%, 5/01/23	5/13 at 101.00	N/R	567,622
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,797,400
210,495	Total Florida			230,013,944
	Georgia – 2.9%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2	2,183,040

735	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	904,329

1,735	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	2,185,267

265	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	287,024

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	541,385

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	504,167

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	8,001,840

1,000	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	1/15 at 100.00	Baa2	1,000,700

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.250%, 7/15/24 – NPFG Insured	7/14 at 100.00	A3	$5,228,665

4,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	4,747,240

1,330	DeKalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Certificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	4/13 at 100.00	N/R	1,330,705

3,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,371,874

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,597,300

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,317,125
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3	2,621,148
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	2,548,702

	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A:
1,500	6.125%, 2/15/26	2/14 at 101.00	N/R	1,536,375
4,080	6.125%, 2/15/34	2/14 at 101.00	N/R	4,166,496

5,000	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	BBB	5,201,900

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,282,017

10,000	Georgia State, General Obligation Bonds, Series 2012A, 5.000%, 7/01/21	No Opt. Call	AAA	12,753,100

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA–	1,167,320

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
900	5.000%, 3/15/22	No Opt. Call	A+	1,051,713
1,000	5.500%, 9/15/28	No Opt. Call	A	1,203,170

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,827,149

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,037,850

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA–	1,091,830

5,500	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41	8/20 at 100.00	AA–	5,947,700
77,165	Total Georgia			86,637,131
	Guam – 0.1%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,150,030

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B	2,203,180

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	937,244
3,900	Total Guam			4,290,454

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Hawaii – 1.0%

$2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Kahala Nui Project, Series 2003A, 8.000%, 11/15/33 (Pre-refunded 11/15/13)	11/13 at 102.00	AA+	(4)	$2,160,640

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R		1,208,000
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R		1,510,663

	Hawaii State, General Obligation Bonds, Series 2012EF:
10,000	5.000%, 11/01/21	No Opt. Call	AA		12,605,500
9,725	5.000%, 11/01/23	No Opt. Call	AA		12,207,306
23,975	Total Hawaii				29,692,109
	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23	12/18 at 100.00	AA		1,220,710
760	6.250%, 12/01/33	12/18 at 100.00	AA		908,846

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3		1,120,160
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3		1,192,970

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
900	4.600%, 9/01/28	9/22 at 100.00	Baa1		949,878
595	5.000%, 9/01/32	9/22 at 100.00	Baa1		653,637
5,320	Total Idaho				6,046,201
	Illinois – 7.8%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–		2,240,800

1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	2/13 at 100.00	A3		1,002,100

979	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R		994,321

3,320	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 3.730%, 6/15/23	6/13 at 100.00	N/R		3,320,398

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	BBB		1,638,055
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	BBB		1,843,714

2,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/20	12/18 at 100.00	A+		2,285,760

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.666%, 6/01/14 (IF)	No Opt. Call	AAA		4,632,182

2,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA		2,294,160

3,715	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, 5.950%, 6/01/39 (Alternative Minimum Tax)	6/17 at 104.00	Aaa		4,021,599

2,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+		2,014,160

1,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/13 at 100.00	A		1,003,690

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A2		3,189,784

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$20,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 4.000%, 11/01/37	11/22 at 100.00	AA	$20,827,600

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – NPFG Insured	6/13 at 100.00	BBB	311,190

Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation, Series 2011B:

1,000	0.000%, 2/01/35	2/21 at 100.00	AA	285,420
750	0.000%, 2/01/36	2/21 at 100.00	AA	198,510

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,097,520

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	2,153,940

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,685,700

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	2/13 at 100.00	Baa2	5,013,100

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,460,250

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
900	6.125%, 5/15/27	5/15 at 100.00	BBB–	936,864
2,000	6.125%, 5/15/27	5/20 at 100.00	BBB–	2,236,120

1,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB+	1,547,355

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,171,920

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	596,380

1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	5/13 at 100.00	N/R	1,001,330

1,215	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,358,419

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	1,079,350

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,443,093

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
4,000	4.000%, 5/15/33 (WI/DD, Settling 2/06/13)	5/22 at 100.00	Baa1	3,936,920
4,520	4.250%, 5/15/43 (WI/DD, Settling 2/06/13)	5/22 at 100.00	Baa1	4,477,919

1,250	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.375%, 8/15/40	8/15 at 105.00	A+	1,355,775

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,340,780

2,580	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,994,348

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	552,775

1,500	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,680,630

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,709,158

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30	11/18 at 100.00	A2	$4,687,106

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,265	6.625%, 11/01/39	5/19 at 100.00	A2	1,546,197
1,665	6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A	2,035,113

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	6,865,863

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	10,720,890

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA–	1,039,635

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,812,760

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,599,318

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,708,050

6,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	6,688,920

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,443,624

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,756,691

3,925	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	4,154,063

1,000	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corp., Project, Series 2009, 5.250%, 10/01/39	10/19 at 100.00	BBB+	1,064,930

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
4,040	5.500%, 1/01/22	7/13 at 100.00	Baa2	4,053,332
1,000	5.625%, 1/01/28	7/13 at 100.00	Baa2	1,003,220

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	263,288

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	4,132,680

	Illinois State, General Obligation Bonds, Series 2012A:
5,500	5.000%, 3/01/25	3/22 at 100.00	A2	6,197,235
5,000	4.000%, 1/01/26	1/22 at 100.00	A2	5,195,800
4,000	5.000%, 3/01/26	3/22 at 100.00	A2	4,490,760
500	5.000%, 3/01/27	3/22 at 100.00	A2	559,770

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,924,350

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	651,802

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	1,921,470

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	CCC	752,408

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,278,698

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured (Alternative Minimum Tax)	6/22 at 100.00	AAA		$2,824,000

13,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA		2,759,900

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA		3,561,600

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–		6,314,632

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1		916,157

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A		4,664,849
3,000	6.250%, 6/01/24	6/16 at 100.00	A–		3,362,430

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA		5,901,145

5,780	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa		6,147,492

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R		1,067,860

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 101.00	AA+	(4)	1,754,738
233,159	Total Illinois				232,755,865
	Indiana – 2.4%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	BB+		348,237

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29	8/16 at 100.00	Baa2		1,061,460
500	5.250%, 8/01/36	8/16 at 100.00	Baa2		528,000

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24 (Pre-refunded 7/15/14)	7/14 at 100.00	AA+	(4)	1,329,144

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,185	5.250%, 10/15/18	No Opt. Call	A2		3,740,591
5,215	5.250%, 10/15/20	No Opt. Call	A2		6,170,910

	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012B:
1,420	5.000%, 2/01/30	2/22 at 100.00	BBB+		1,544,917
2,260	5.000%, 2/01/33	2/22 at 100.00	BBB+		2,432,054

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BB+		1,494,976

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–		1,079,970

3,325	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.000%, 8/15/20	No Opt. Call	BBB+		3,682,438

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	$3,247,050

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,629,640

7,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	7,992,504

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	3,097,067

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	4,357,881

645	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	726,444

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	3,978,170

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	BBB	3,378,150

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	A3	1,707,679
1,400	5.000%, 4/01/27	4/22 at 100.00	A3	1,568,644
1,560	5.000%, 4/01/29	4/22 at 100.00	A3	1,734,314

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,056,080
775	5.000%, 1/15/27	7/16 at 100.00	A	809,178

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	6,098,700
65,435	Total Indiana			72,794,198
	Iowa – 0.9%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	2,492,149

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	569,365

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,569,179

5,865	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	5,977,315

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 4.500%, 10/01/31	10/21 at 100.00	Baa3	1,045,220

7,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012B, 5.000%, 10/01/38	10/21 at 100.00	Baa3	7,993,425

5,000	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	5,724,150

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,100,780
24,630	Total Iowa			26,471,583
	Kansas – 2.2%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2012B:
12,500	5.000%, 9/01/19	No Opt. Call	AAA	15,567,875
10,000	5.000%, 9/01/21	No Opt. Call	AAA	12,764,400

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	$601,080

4,500	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	5,287,275

2,750	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 4.000%, 11/15/37	5/22 at 100.00	AA	2,767,930

2,500	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/30	11/19 at 100.00	A2	2,767,775

6,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40 (UB) (5)	1/20 at 100.00	AA	6,565,800

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA	3,352,632

	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,650	5.000%, 12/01/25	12/22 at 100.00	Baa1	1,832,144
3,475	5.000%, 12/01/27	12/22 at 100.00	Baa1	3,858,605
1,000	5.000%, 12/01/31	12/20 at 100.00	Baa1	1,080,940

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,059,740

2,685	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,784,533

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,350,720

2,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	1,878,895

1,270	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/28	9/22 at 100.00	A+	1,501,635
58,010	Total Kansas			66,021,979
	Kentucky – 0.8%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,907,775
2,000	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,364,080

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA–	1,725,015

2,840	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Tender Option Bond Trust 1068, 17.183%, 8/15/42 (IF) (5)	8/21 at 100.00	AA–	3,889,522

3,520	Louisville and Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	A–	3,750,666

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,769,331

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A2	1,114,750

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,987,600
19,765	Total Kentucky			23,508,739

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana – 1.9%

$3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	A+	(4)	$3,276,700

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB		1,184,590

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–		3,965,464

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–		1,138,670

5,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (6)	12/17 at 100.00	N/R		2,245,250

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+		2,339,520

1,365	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–		1,465,819

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,789,876

2,405	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	BBB	(4)	2,571,570

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1		1,582,515

650	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A		778,414

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1		10,966,500

10,000	Louisiana State, General Obligation Bonds, Series 2012C, 5.000%, 7/15/21	No Opt. Call	AA		12,579,800

1,920	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB		2,124,653

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB		3,210,480

4,135	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–		4,217,659
53,285	Total Louisiana				56,437,480
	Maine – 0.6%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	Baa3		2,456,320
10,390	6.750%, 7/01/41	7/21 at 100.00	Baa3		12,642,552

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA		1,834,281
14,055	Total Maine				16,933,153
	Maryland – 1.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+		1,084,524
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB+		1,801,678

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB		1,075,300

4,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	AA+	(4)	4,031,320

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland (continued)

	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012:
$12,500	5.000%, 6/01/19	No Opt. Call	AAA		$15,501,125
12,500	5.000%, 6/01/20	No Opt. Call	AAA		15,742,750
32,800	Total Maryland				39,236,697
	Massachusetts – 1.4%

275	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R		277,115

2,850	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R		3,012,536

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+		6,946,425

1,000	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009A, 7.875%, 6/01/44	6/19 at 100.00	N/R		470,070

260	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14	6/13 at 100.00	N/R		130,018

2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	5/13 at 100.00	BBB		2,002,160

795	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23	1/20 at 100.00	AA		871,686

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.836%, 7/01/29 (IF)	7/19 at 100.00	AA		8,841,256

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R		24,393

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R		507,605

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–		1,046,140

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB		5,079,666

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		1,260,529
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		699,944

8,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	8,367,920

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.354%, 8/01/38 (IF)	8/19 at 100.00	AAA		3,481,765
43,640	Total Massachusetts				43,019,228
	Michigan – 2.3%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+		8,577,487

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2		9,232,788

3,710	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+		4,047,944

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.000%, 11/01/30	11/20 at 100.00	AA		$1,390,138

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A		5,698,563

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA–		903,184

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA–		8,470,438

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–		3,361,754

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		544,595

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011:
750	6.000%, 10/01/21	No Opt. Call	BBB–		826,553
435	7.000%, 10/01/31	10/21 at 100.00	BBB–		504,504
1,000	7.000%, 10/01/36	10/21 at 100.00	BBB–		1,147,520

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–		1,060,280

2,000	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012, 5.000%, 11/01/32	11/22 at 100.00	A		2,227,540

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA		1,676,914

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB		1,283,613

1,395	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R		1,408,392

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa3		865,350
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa3		2,318,180

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A		581,785
1,480	5.750%, 11/15/39	11/19 at 100.00	A		1,695,458

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA		1,809,160

370	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2	(4)	429,947

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1		7,660,466
65,390	Total Michigan				67,722,553
	Minnesota – 1.2%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–		1,068,080

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R		1,072,570

5,000	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Refunding Series 2012D, 5.000%, 2/01/20	No Opt. Call	Aa2		6,159,500

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A		3,660,210
3,000	6.625%, 11/15/28	11/18 at 100.00	A		3,696,810

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R		3,246,960

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/13 at 100.00	A	$95,377

2,995	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	6/13 at 100.00	N/R	3,000,750

1,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	1,018,420

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
4,500	6.000%, 11/15/25	11/15 at 100.00	BBB–	4,894,650
4,000	6.000%, 11/15/30	11/15 at 100.00	BBB–	4,332,520
2,000	6.000%, 11/15/35	11/15 at 100.00	BBB–	2,159,560

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,383,494
32,830	Total Minnesota			36,788,901
	Mississippi – 0.2%

975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (6)	2/21 at 102.00	N/R	195,956

1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/13 at 100.00	BBB	1,003,090

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA–	5,889,800
6,975	Total Mississippi			7,088,846
	Missouri – 1.7%

7,600	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	7,834,840

3,185	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metro East Transit District of St. Clair County, Illinois, Metrolink Extension Project Refunding Revenue Bonds, Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA–	4,059,537

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	2,575,611

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,767,660

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,411,050

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 13.931%, 5/15/17 (IF)	No Opt. Call	AAA	7,036,717

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA–	2,261,750
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA–	2,993,060
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA–	2,527,625
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA–	2,646,630
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA–	2,160,360
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA–	677,140

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012A:
1,000	4.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	1,035,720
1,610	5.000%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	1,773,077

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,783	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/13 at 100.00	N/R	$1,710,842

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/13 at 100.00	N/R	1,067,519

5,250	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	5,189,783
65,830	Total Missouri			49,728,921
	Montana – 0.3%

2,500	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2	2,735,375

3,750	Montana Board of Housing, Single Family Homeownership Bonds, Series 2012A-1, 3.400%, 12/01/27	6/22 at 100.00	Aa3	3,876,788

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,586,925
8,750	Total Montana			9,199,088
	Nebraska – 0.5%

6,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	6,587,940

1,320	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	A	1,534,170

1,265	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 5.700%, 9/01/31 (UB) (5)	9/20 at 100.00	AA+	1,292,235

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20	1/18 at 100.00	A1	3,188,240

1,000	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2011, 4.125%, 11/15/31	11/21 at 100.00	AAA	1,113,690
12,335	Total Nebraska			13,716,275
	Nevada – 0.6%

80	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A–	82,847

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,259,460

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	A+	2,108,620

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/13 at 100.00	BBB+	2,110,668

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB–	2,299,200
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB–	1,721,700

2,500	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,831,675

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,105	6.500%, 9/01/20	9/18 at 100.00	N/R	1,178,184
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,980,332

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	463,583
15,595	Total Nevada			17,036,269

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.5%

$3,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – NPFG Insured	5/13 at 100.00	A–	$3,545,850

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,740,240

1,250	New Hampshire Health and Education Facilities Authority, Healthcare System Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,286,100

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34	7/15 at 100.00	BBB–	829,616

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.628%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+	5,074,332

955	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Refunding Series 2003B, 5.600%, 10/01/22	10/13 at 100.00	Baa1	1,023,197
13,310	Total New Hampshire			15,499,335
	New Jersey – 1.6%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa3	1,772,186

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,873,708
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,873,708

1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)	3/13 at 100.00	B	1,030,100

1,650	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,687,274

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	945,445

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B:
2,010	6.250%, 12/01/18	No Opt. Call	A–	2,437,728
600	7.500%, 12/01/32	6/19 at 100.00	A–	752,874

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 20.270%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	2,043,992

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A:
2,150	5.250%, 12/15/20	No Opt. Call	A+	2,654,971
7,000	5.500%, 12/15/23	No Opt. Call	A+	8,887,270

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,232,890
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	3,561,802
3,150	5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	4,003,178

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3	1,182,610

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	4,170,107

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA–	2,426,480

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
805	4.625%, 6/01/26	6/17 at 100.00	B1	784,231
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,798,920
40,205	Total New Jersey			47,119,474

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.5%

$4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	$4,865,634

1,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/32	7/22 at 100.00	BBB–	1,023,340

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,254,610

955	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,041,962

4,230	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AA–	4,465,230
13,975	Total New Mexico			14,650,776
	New York – 4.7%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,305,007
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	9,182,549

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	2,018,011

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA–	5,658,065

10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/24	3/21 at 100.00	AAA	12,164,100

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,819,279

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.401%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,942,180
2,335	13.389%, 2/15/33 (IF)	2/19 at 100.00	AAA	3,433,991

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	478,112

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,206,738

4,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	4,770,440

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A	3,654,150

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,130,720
1,980	5.000%, 5/01/38	5/21 at 100.00	A	2,215,957

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,997,992

9,190	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D, 4.000%, 11/15/32	11/22 at 100.00	A	9,645,456

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37	10/17 at 100.00	N/R	1,380,210
1,000	5.875%, 10/01/46	10/17 at 102.00	N/R	460,020

1,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	1,037,420

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	883,547

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	1,500,060

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.202%, 6/15/33 (IF)	6/19 at 100.00	AA+	$1,562,040

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,427,300

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	2/13 at 100.00	AA	5,028

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
1,665	5.000%, 11/15/31	11/21 at 100.00	A+	1,912,885
11,560	5.000%, 11/15/44	11/21 at 100.00	A+	12,987,198

5,930	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2012A, 5.000%, 6/15/23	6/22 at 100.00	AAA	7,485,558

10,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2012D, 5.000%, 6/15/22	No Opt. Call	AAA	12,803,800

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,147,794

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,551,424

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	2,797,069
1,515	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,596,068
1,000	5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,053,510

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/20	No Opt. Call	AAA	6,160,000

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,616,935

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	947,505

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,322,510

560	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	668,142

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,688,778
123,035	Total New York			140,617,548
	North Carolina – 0.8%

2,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	1,984,260

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 14.003%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,598,195

3,880	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	3,988,524

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina (continued)

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
$1,920	27.398%, 10/01/21 (IF)	10/16 at 100.00	AA+		$4,248,979
585	27.617%, 10/01/34 (IF)	10/15 at 100.00	AA+		1,207,475

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–		1,249,720

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		1,307,540

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2012A:
1,000	5.000%, 3/01/37	No Opt. Call	N/R		1,017,120
1,000	5.000%, 3/01/42	No Opt. Call	N/R		1,014,180

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R		1,649,741

1,160	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	A–		1,348,836

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–		2,301,360
18,905	Total North Carolina				23,915,930
	North Dakota – 0.8%

2,585	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	A–		2,816,797

2,365	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2008D, 5.000%, 2/15/40 – AGC Insured	2/18 at 100.00	AA–		2,531,378

2,100	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/27	12/21 at 100.00	A–		2,183,160

	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2008A:
550	4.000%, 5/01/17 (Pre-refunded 5/01/13) – AGC Insured	5/13 at 100.00	Aa3	(4)	555,253
540	4.000%, 5/01/18 (Pre-refunded 5/01/13) – AGC Insured	5/13 at 100.00	Aa3	(4)	545,157

15,000	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A, 4.000%, 3/01/32	3/21 at 100.00	A		15,701,400
23,140	Total North Dakota				24,333,145
	Ohio – 3.3%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AA–		2,501,646

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,130	5.125%, 6/01/24	6/17 at 100.00	B–		1,047,680
1,420	5.875%, 6/01/30	6/17 at 100.00	B		1,302,154
3,990	5.750%, 6/01/34	6/17 at 100.00	B		3,566,661
4,145	5.875%, 6/01/47	6/17 at 100.00	B		3,748,572

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	BBB+		3,294,120
2,000	5.750%, 11/01/40	11/20 at 100.00	BBB+		2,270,340

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	AA	(4)	1,066,340

1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	A–		1,123,380

5,000	Columbus, Ohio, General Obligation Bonds, Series 2012A, 5.000%, 2/15/26	8/22 at 100.00	AAA		6,220,100

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	N/R	(4)	2,653,025

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB		$3,410,150

4,420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Tender Option Bond Trust 4152, 18.228%, 5/01/20 (IF) (5)	No Opt. Call	Aa2		6,564,142

	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A:
4,000	5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	A+		4,547,600
8,505	4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+		8,781,327

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3		3,646,565

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB		772,331

5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–		7,034,857

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–		2,463,933

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A2		1,070,600

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2		1,655,010

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–		3,921,820

2,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–		2,627,525

1,540	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.250%, 12/01/19 (Pre-refunded 6/01/14)	6/14 at 100.00	A–	(4)	1,640,454

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2	(4)	2,745,626

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R		2,550,736
1,250	5.000%, 12/01/22	No Opt. Call	N/R		1,350,738
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R		3,238,200
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R		2,181,300

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		3,192,540

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2		2,179,000
2,500	5.000%, 12/01/32	No Opt. Call	Baa2		2,671,050
88,110	Total Ohio				97,039,522
	Oregon – 0.6%

1,700	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/31	No Opt. Call	BBB+		1,701,972

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA		1,558,410

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa		1,065,750

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,708,300

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+		1,244,846

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–		8,102,608

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$835	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C, 5.000%, 6/15/30	6/22 at 100.00	A1	$966,462
15,730	Total Oregon			17,348,348
	Pennsylvania – 4.1%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,271,126

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	1,020,460

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	1,133,440

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,196,140

1,350	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,375,259

2,525	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/19 – AGM Insured	7/14 at 100.00	AA–	2,580,424

	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc. , Series 2012:
2,400	5.000%, 11/15/27	5/22 at 100.00	A–	2,692,368
1,450	5.000%, 11/15/28	5/22 at 100.00	A–	1,612,023
1,150	5.000%, 11/15/29	5/22 at 100.00	A–	1,259,170

710	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	820,178

940	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.303%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,528,139

500	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.250%, 2/01/35	2/15 at 100.00	N/R	508,855

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–	4,332,701

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Allegheny Energy Supply Company LLC., Senior Lien Series 2009, 7.000%, 7/15/39	7/19 at 100.00	BBB–	6,009,650

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,665,202

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	BBB–	1,348,044

525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A, 4.750%, 10/01/25	10/19 at 100.00	AA+	562,086

10,000	Pennsylvania State, General Obligation Bonds, First Refunding Series 2012-1, 5.000%, 7/01/20	No Opt. Call	AA+	12,471,700

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3	1,167,621

15,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	15,939,600

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	503,894

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA–	5,256,589

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+		$2,179,180

270	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A		272,997

6,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–		7,395,665

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2		2,904,457

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010:
2,400	5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA–		2,680,104
1,500	5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA–		1,638,510

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A1		2,652,321

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa2		5,660,512

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+		3,457,290

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	A1		1,796,816

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3		19,038,485

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,200	5.750%, 1/01/26	1/16 at 100.00	N/R		1,238,700
1,400	5.875%, 1/01/32	1/16 at 100.00	N/R		1,437,184
110,820	Total Pennsylvania				121,606,890
	Puerto Rico – 2.5%

12,275	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.050%, 7/01/42	7/22 at 100.00	BBB+		12,182,938

10,615	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/29 – NPFG Insured	No Opt. Call	BBB+		11,012,001

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	BBB	(4)	1,276,300

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA–		1,062,826

10,000	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project Bonds, Series 2011B, 5.250%, 12/15/26	12/21 at 100.00	BBB		10,427,900

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
4,000	5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	BBB+		4,217,280
1,000	5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+		1,045,120

3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		3,860,213

10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	No Opt. Call	A+		3,167,700

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1:
1,500	5.250%, 8/01/40	8/21 at 100.00	AA–		1,634,550
1,600	5.250%, 8/01/43	8/21 at 100.00	A+		1,698,496

5,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–		1,139,238

5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–		779,150

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico (continued)

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
$2,550	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–		$2,804,261
3,000	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–		3,354,750
3,440	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–		3,893,564
2,250	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–		2,566,890

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
50	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	BBB		53,584
140	5.500%, 7/01/18	No Opt. Call	BBB+		152,729
1,355	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	BBB		1,480,188
100	5.500%, 7/01/20 – NPFG Insured	No Opt. Call	BBB+		108,972
50	5.500%, 7/01/21 – NPFG Insured	No Opt. Call	BBB+		54,088
125	5.500%, 7/01/29	No Opt. Call	BBB+		131,723

130	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1999, 5.250%, 7/01/18	No Opt. Call	AA		140,235

1,360	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/19 – FGIC Insured	No Opt. Call	BBB+		1,485,650

	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A:
2,050	5.000%, 7/01/21	No Opt. Call	BBB+		2,145,940
3,000	5.000%, 7/01/41	7/22 at 100.00	BBB+		2,935,290
87,020	Total Puerto Rico				74,811,576
	Rhode Island – 0.1%

285	Providence Housing Development Corporation, Rhode Island, FHA – Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – NPFG Insured	7/13 at 100.00	BBB		286,131

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,855	6.125%, 6/01/32	6/13 at 100.00	BBB+		1,873,531
1,360	6.250%, 6/01/42	6/13 at 100.00	BBB–		1,400,786
3,500	Total Rhode Island				3,560,448
	South Carolina – 0.5%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB		723,723

380	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		458,880

2,105	Medical University Hospital Authority, South Carolina, FHA – Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB	(4)	2,261,296

1,445	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa1		1,536,151

1,250	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.125%, 8/01/23	8/13 at 100.00	BBB+		1,285,488

135	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(4)	139,145

5,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina Electric and Gas Company, Series 2013, 4.000%, 2/01/28	2/23 at 100.00	A		5,364,350

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–		2,379,160
13,015	Total South Carolina				14,148,193

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.8%

$2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	$2,902,350

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2	1,155,440

2,255	Rapid City, South Dakota, Sales Tax Revenue Bonds, Series 2013, 4.000%, 6/01/28 (WI/DD, Settling 2/05/13)	12/21 at 100.00	Aa3	2,415,195

1,400	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Davis Family Sodak, LLC Wastewater Project, Pooled Loan Program, Series 2004A, 6.000%, 4/01/29 (Alternative Minimum Tax)	4/14 at 100.00	A+	1,440,964

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+	2,148,560

1,850	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2012A, 5.000%, 7/01/42	7/21 at 100.00	A+	2,028,821

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	7,780,050

750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	9/14 at 100.00	A	759,818

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012:
330	4.000%, 9/01/24	9/20 at 100.00	A	344,972
1,500	5.000%, 9/01/32	9/20 at 100.00	A	1,592,700
20,335	Total South Dakota			22,568,870
	Tennessee – 0.9%

3,550	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	Aa2	3,870,175

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA–	608,245
1,500	6.125%, 10/01/28	10/18 at 100.00	AA–	1,798,470

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,446,220

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,141,540

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	793,361
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	828,122
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,978,022

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	142,907

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	BBB+	1,606,925
1,000	5.000%, 11/01/27	11/21 at 100.00	BBB+	1,109,620
250	5.000%, 11/01/28	11/21 at 100.00	BBB+	276,355
255	5.000%, 11/01/29	11/21 at 100.00	BBB+	280,072
245	5.000%, 11/01/30	11/21 at 100.00	BBB+	267,746
705	5.000%, 11/01/31	11/21 at 100.00	BBB+	765,524

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tennessee (continued)

$1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+		$1,145,670

800	Shelby County, Tennessee, General Obligation Public Improvement and School Bonds, Refunding Series 2009A, 5.000%, 4/01/20	4/19 at 100.00	AA+		972,624

200	Shelby County, Tennessee, General Obligation Public Improvement and School Bonds, Refunding Series 2009A, 5.000%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1	(4)	247,388

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–		2,315,540

1,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6)	11/17 at 100.00	N/R		2,510

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A		1,158,490
25,735	Total Tennessee				27,755,526
	Texas – 10.4%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–		5,933,664

1,385	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37	8/21 at 100.00	AA+		1,609,841

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–		3,979,707

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–		2,649,448

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+		4,015,130

1,745	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–		2,027,306

3,400	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–		4,020,874

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
2,745	5.000%, 8/15/32	8/22 at 100.00	BBB		3,043,546
2,750	5.000%, 8/15/42	8/22 at 100.00	BBB		3,002,725

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	BBB–		2,485,350

8,095	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/22	No Opt. Call	AAA		10,330,030

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+		4,116,105
1,500	5.000%, 11/01/25	11/20 at 100.00	A+		1,754,595

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
1,775	5.000%, 11/01/18	No Opt. Call	A+		2,132,343
4,355	5.000%, 11/01/35	11/20 at 100.00	A+		4,909,783

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		1,513,071

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$2,700	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3		$2,795,769

4,425	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3		4,564,166

500	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, Refunding Series 1994, 5.000%, 2/15/14 (ETM)	No Opt. Call	AAA		524,785

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	AA+	(4)	1,194,820

6,500	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/32	7/22 at 100.00	BBB+		6,908,590

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+		1,097,790

1,030	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine, Series 2012A, 4.000%, 11/15/32	11/22 at 100.00	A–		1,061,714

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35	12/18 at 100.00	A+		2,495,960

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A		5,314,250

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	5/13 at 100.00	BBB		5,006,850
6,500	5.250%, 11/15/22 – NPFG Insured	5/13 at 100.00	BBB		6,508,970
7,800	5.250%, 11/15/30 – NPFG Insured	5/13 at 100.00	BBB		7,810,686
2,500	5.375%, 11/15/41 – NPFG Insured	5/13 at 100.00	BBB		2,503,475

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BBB+		3,296,040

7,560	Houston Community College System, Texas, General Obligation Bonds, Refunding Series 2011, 5.000%, 2/15/22	2/21 at 100.00	AA+		9,337,507

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2		2,179,845

1,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+		1,445,775

1,500	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B, 5.000%, 7/01/32	7/22 at 100.00	A+		1,733,160

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa2		3,099,919

10,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–		11,713,637

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB		1,077,070
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB		2,676,800

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 (Pre-refunded 2/15/14) – AMBAC Insured	2/14 at 100.00	AA	(4)	1,251,951

1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB		1,024,090

1,780	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–		1,994,312

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$10,000	North Texas Municipal Water District, Water System Revenue Bonds, Refunding & Improvement Series 2012, 5.000%, 9/01/26	3/22 at 100.00	AAA	$12,181,600

4,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	5,110,785

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33 (UB) (5)	1/18 at 100.00	A3	2,233,640

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
10,000	5.250%, 9/01/27	9/21 at 100.00	AA	12,139,900
4,000	5.000%, 9/01/32	9/21 at 100.00	AA	4,665,560

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA	2,385,020
10,880	0.000%, 9/01/45	9/31 at 100.00	AA	9,082,189

8,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds, Series 2012C, 1.950%, 1/01/38 (Mandatory put 1/01/19)	No Opt. Call	A2	8,239,280

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,562,290

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,407,900

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A+	1,022,920

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	609,971

4,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,663,560

10,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	12,001,700

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 – AGM Insured	8/17 at 100.00	Aa2	1,142,800
1,000	5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	Aa2	1,129,080

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 – AGM Insured	8/17 at 100.00	Aa2	1,123,070

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	10,417,008

1,600	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	N/R	1,712,816

940	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	1,064,616

790	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	879,547

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
16,750	5.000%, 12/15/30	No Opt. Call	A3	18,225,005
5,000	5.000%, 12/15/32	No Opt. Call	A3	5,419,000

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	9,512,490

845	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	1,013,079

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	$1,043,220

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.632%, 2/01/17 (IF)	No Opt. Call	Aaa	2,976,960

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	18,416,200

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,337,739
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	4,181,713

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BB+	902,768

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,081,400

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	558,510
280,910	Total Texas			309,584,785
	Utah – 0.6%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
950	5.600%, 7/15/22	No Opt. Call	BB+	998,355
850	6.300%, 7/15/32	7/22 at 100.00	BB+	901,901

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,071,870

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
485	6.250%, 6/15/28	6/17 at 100.00	N/R	493,468
950	6.500%, 6/15/38	6/17 at 100.00	N/R	967,214

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,364,900

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BBB–	1,224,154

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BB+	2,447,713
3,520	8.000%, 7/15/41	7/21 at 100.00	BB+	4,082,707

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/29 – NPFG Insured	6/17 at 55.29	A1	3,310,296
19,105	Total Utah			16,862,578
	Vermont – 0.1%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R	1,026,630

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Baa2	2,101,117
1,000	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,144,780
3,815	Total Vermont			4,272,527
	Virgin Islands – 0.1%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	551,675

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	2,924,714
2,980	Total Virgin Islands			3,476,389

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia – 1.3%

$845	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/13 at 100.00	AA+		$847,248

	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A:
1,000	4.000%, 7/15/20	No Opt. Call	BBB		1,096,740
900	5.000%, 7/15/21	No Opt. Call	BBB		1,053,396
930	5.000%, 7/15/22	No Opt. Call	BBB		1,092,676
1,720	4.000%, 7/15/24	7/22 at 100.00	BBB		1,851,425

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA–		1,621,473

2,000	Metropolitan Washington D.C. Airports Authority, Virginia Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–		2,325,580

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2		3,340,240

1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R		1,086,830

7,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 7/01/34 (Alternative Minimum Tax)	1/22 at 100.00	BBB–		7,301,490

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		3,862,598
11,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		12,585,227
38,145	Total Virginia				38,064,923
	Washington – 2.5%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A+		7,102,991

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – NPFG Insured	3/13 at 100.00	Aa3		175,718

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 20.300%, 6/01/34 (IF) (5)	6/19 at 100.00	AA		1,491,994

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R		2,729,570

1,885	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	AAA		2,018,251

5,115	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa1	(4)	5,566,348

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.646%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+		3,285,719

1,540	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+		1,982,581

5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2012A, 5.000%, 6/01/22	No Opt. Call	Aa2		6,307,600

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A		2,252,560

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3		3,786,480

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
$2,775	5.000%, 12/01/27	12/21 at 100.00	Baa3	$2,987,149
1,745	5.000%, 12/01/32	12/21 at 100.00	Baa3	1,858,303
2,435	5.000%, 12/01/42	12/21 at 100.00	Baa3	2,558,114

2,315	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 3295, 18.136%, 4/01/20 (IF) (5)	No Opt. Call	AA	3,376,728

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,111,740

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	731,628

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
2,000	6.250%, 7/01/24	7/19 at 100.00	Baa3	2,287,640
2,000	7.000%, 7/01/39	7/19 at 100.00	Baa3	2,330,980

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,274,890

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,341,708

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
3,260	6.500%, 6/01/26	6/13 at 100.00	A3	3,338,207
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	675,833

5,000	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee – SR 520 Corridor Program, Series 2012F, 5.000%, 9/01/24	9/22 at 100.00	AA	6,139,600

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.664%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+	4,840,986
63,680	Total Washington			74,553,318
	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	518,105

1,000	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,115,550

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,056,490
2,500	Total West Virginia			2,690,145
	Wisconsin – 3.2%

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A1	2,939,372

3,665	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2006A, 5.000%, 12/01/31 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	A1	3,859,758

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,770,300

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,612,206
5,000	6.250%, 12/01/42	No Opt. Call	N/R	5,021,300

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyageur Foundation Inc. Detroit Project, Series 2012A:
395	5.500%, 10/01/22	No Opt. Call	N/R	404,488
375	6.000%, 10/01/32	10/22 at 100.00	N/R	386,610

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A	2,654,420

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

$1,915	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A		$2,184,402

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		2,054,440

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2		1,399,489

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+		3,145,320

13,940	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+		15,540,312

1,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/27	8/22 at 100.00	BBB+		1,638,806

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	4.250%, 2/15/32	2/22 at 100.00	A–		1,027,580
1,485	5.000%, 2/15/40	2/22 at 100.00	A–		1,613,705

20,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2		22,277,363

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	A+		7,812,140

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39	2/19 at 100.00	A+		701,261

1,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+	(4)	1,918,152

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113, 14.227%, 8/15/33 (IF)	8/13 at 100.00	A–		2,663,200

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–		2,691,333

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1		1,803,038

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	AA	(4)	5,059,850
87,940	Total Wisconsin				96,178,845
	Wyoming – 0.6%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1		2,295,920

2,000	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/37	5/21 at 100.00	A+		2,204,960

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3		5,324,580

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26	8/19 at 100.00	A2		1,139,680

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB		927,552
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB		2,970,200

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB		4,414,931
16,450	Total Wyoming				19,277,823
$2,821,497	Total Municipal Bonds (cost $2,693,117,720)				2,953,961,349

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$123	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$88,581

37	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	15,293
$160	Total Corporate Bonds (cost $ —)				103,874
	Total Investments (cost $2,693,117,720) – 98.9%				2,954,065,223
	Floating Rate Obligations – (0.6)%				(19,465,000)
	Other Assets Less Liabilities – 1.7%				51,087,571
	Net Assets – 100%				$2,985,687,794

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,953,961,349	$—	$2,953,961,349
Corporate Bonds	—	—	103,874	103,874
Total	$—	$2,953,961,349	$103,874	$2,954,065,223

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/

44	Nuveen Investments

Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $2,674,031,814.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$274,920,260
Depreciation	(14,351,669)
Net unrealized appreciation (depreciation) of investments	$260,568,591

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 99.4%

	National – 0.2%

$19,725	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, 5.000%, 4/30/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	N/R	$19,725,000
	Alabama – 1.7%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30	8/20 at 100.00	N/R	16,284,800

7,010	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	B2	7,009,439

3,005	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	B2	3,004,760

15,055	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	13,926,929

4,000	Fairfield Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2011, 5.375%, 6/01/15	No Opt. Call	BB	4,125,640

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	Ca	3,088,083
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	Ca	1,580,477
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	Ca	112,262
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	Ca	1,960,575
2,275	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	Ca	1,674,355

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
5,950	5.250%, 1/01/14	No Opt. Call	B	5,959,223
3,275	5.250%, 1/01/15	1/14 at 100.00	B	3,279,192
5,300	5.250%, 1/01/16	1/14 at 100.00	B	5,305,830
14,725	5.250%, 1/01/17	1/14 at 100.00	B	14,734,719
4,300	5.250%, 1/01/19	1/14 at 100.00	B	4,301,720
5,355	5.500%, 1/01/22	1/14 at 100.00	B	5,368,013
3,785	5.250%, 1/01/23	1/14 at 100.00	B	3,785,833
5,440	5.000%, 1/01/24	1/14 at 100.00	B	5,341,101
625	4.750%, 1/01/25	1/14 at 100.00	B	599,150
655	4.750%, 1/01/25 – AMBAC Insured	1/14 at 100.00	B	627,909
765	4.750%, 1/01/25 – AGM Insured	1/14 at 100.00	AA–	778,586

1,925	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2005A-1, 0.000, 1/01/27 – AMBAC Insured	3/13 at 100.00	B	1,414,875

2,625	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2005A-2, 0.575%, 1/01/27 – AMBAC Insured	3/13 at 100.00	B	1,929,375

2,175	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2005A-3, 0.571%, 1/01/27 – AMBAC Insured	3/13 at 100.00	B	1,598,625

700	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2005A-4, 0.000, 1/01/27 – AMBAC Insured	3/13 at 100.00	B	514,500

13,875	Jefferson County, Alabama, Sewer Revenue Warrants, Refunding Series 2003C-10, 0.000%, 2/01/42 – AGM Insured (4)	2/13 at 100.00	AA–	11,308,125

15,775	Jefferson County, Alabama, Sewer Revenue Warrants, Refunding Series 2003C-9, 0.000%, 2/01/42 – AGM Insured (4)	2/13 at 100.00	AA–	12,856,625

3,525	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2003C-2, 0.555%, 2/01/42 – FGIC Insured	No Opt. Call	Caa3	2,590,875

825	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2003C-4, 0.571%, 2/01/42 – FGIC Insured	No Opt. Call	Caa3	606,375

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)

$5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2003C-5, 0.566%, 2/01/42 – FGIC Insured	No Opt. Call	Caa3	$3,675,000

3,800	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2003C-6, 0.615%, 2/01/42 – FGIC Insured	2/13 at 100.00	Caa3	2,793,000

1,635	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006, 4.750%, 3/01/26	3/16 at 100.00	BBB	1,662,255

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/16 (4)	No Opt. Call	N/R	4,451
2,365	8.125%, 1/01/21 (4)	7/13 at 100.00	N/R	1,052,732
1,420	8.250%, 1/01/31 (4)	7/13 at 100.00	N/R	632,085

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/16 (4)	7/13 at 100.00	N/R	1,170,692

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	2,051,180
7,045	6.000%, 8/01/35	8/15 at 100.00	N/R	7,149,196
172,855	Total Alabama			155,858,562
	Arizona – 3.8%

4,000	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB	4,163,320

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256:
5,000	14.218%, 1/01/20 (IF)	No Opt. Call	AA–	5,111,400
4,250	19.752%, 7/01/27 (IF) (5)	1/18 at 100.00	AA–	6,284,560

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 18.889%, 1/01/31 (IF) (5)	1/18 at 100.00	AA–	2,513,770

17,920	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	BBB+	19,368,832

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
775	5.250%, 7/01/23 – FGIC Insured	1/16 at 100.00	BB+	802,148
4,050	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+	4,169,354
29,260	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	BB+	29,479,743
5,295	5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	BB+	5,327,564

561	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/13 at 100.00	N/R	562,144

2,750	Glendale Municipal Property Corporation Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 5.000%, 7/01/32	No Opt. Call	AA	2,997,638

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.000%, 11/01/46 (Mandatory put 11/01/15) (Alternative Minimum Tax) (4)	4/13 at 100.00	N/R	15,997,800

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	CC	5,316,595

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	409,529

13,165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB+	14,253,877

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,946,190

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
$2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	$2,547,466
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,947,904

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
55	6.375%, 11/01/13	5/13 at 100.00	N/R	55,420
790	7.250%, 11/01/23	11/16 at 100.00	N/R	815,517
1,710	7.500%, 11/01/33	11/16 at 100.00	N/R	1,765,626

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A+	5,473,700

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.286%, 6/01/34 – AGM Insured (IF) (5)	6/22 at 100.00	A+	3,166,966
775	17.312%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	1,068,214
375	17.339%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	517,110
2,515	17.339%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	3,468,084
1,500	17.359%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	2,068,440

5,170	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	5,250,859

3,745	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB+	3,985,017

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	559,708

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
275	6.000%, 6/01/16	No Opt. Call	N/R	278,528
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,491,224
4,200	6.375%, 6/01/36	6/16 at 100.00	N/R	4,266,108

8,170	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	7/19 at 100.00	N/R	9,431,857

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	BBB–	4,725,799
6,695	7.500%, 1/01/42	1/22 at 100.00	BBB–	7,409,490

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,195	6.000%, 6/01/40	6/19 at 100.00	BBB–	1,245,274
2,250	6.100%, 6/01/45	6/19 at 100.00	BBB–	2,348,033

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BBB–	259,573
1,475	6.000%, 6/01/36	6/16 at 100.00	BBB–	1,508,306

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	3,011,684

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 16.384%, 3/01/16 (IF) (5)	No Opt. Call	AA	4,328,834

3,250	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	BBB	3,558,458

2,500	Pronghorn Ranch Community Facilities District, Prescott Valley, Arizona, General Obligation Bonds, Series 2004, 6.400%, 7/15/29	7/14 at 100.00	N/R	2,537,950

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
$2,000	6.625%, 12/01/17	No Opt. Call	CCC	$1,988,860
14,060	7.000%, 12/01/27	12/17 at 102.00	CCC	12,509,182

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	20,804,911

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A–	71,063
80	5.250%, 12/01/28	No Opt. Call	A–	95,634
11,670	5.000%, 12/01/32	No Opt. Call	A–	13,538,600
25,030	5.500%, 12/01/37	No Opt. Call	B	25,419,717
19,595	5.000%, 12/01/37	No Opt. Call	A–	22,521,709

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
3,000	4.700%, 4/01/22	4/14 at 100.00	A–	3,042,330
4,425	4.900%, 4/01/32	4/17 at 100.00	A–	4,547,971

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,197,537
1,600	6.250%, 12/01/46	12/21 at 100.00	N/R	1,735,920

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+	1,646,050
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+	1,049,790

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	100,650
1,457	5.400%, 7/01/15	No Opt. Call	N/R	1,494,372
700	5.500%, 7/01/16	No Opt. Call	N/R	721,021
7,536	5.750%, 7/01/22	7/16 at 100.00	N/R	7,530,122
11,615	6.000%, 7/01/30	7/16 at 100.00	N/R	11,248,895

2,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	2,286,297

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,530	7.625%, 3/01/31	3/21 at 100.00	BB+	4,118,522
1,330	7.875%, 3/01/42	3/21 at 100.00	BB+	1,567,378

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,165,331
328,109	Total Arizona			344,197,475
	California – 18.2%

9,615	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.750%, 9/01/33 – FGIC Insured	9/17 at 100.00	A1	10,349,490

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
4,000	0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA–	2,780,760
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA–	399,259
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–	1,377,562

9,465	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.250%, 5/01/45 – AGM Insured	5/19 at 100.00	AA–	9,863,003

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	$234,891

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,565	5.000%, 9/01/27	9/17 at 100.00	N/R	3,630,560
8,765	5.000%, 9/01/37	9/17 at 100.00	N/R	8,740,020

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2	633,369
7,480	0.000%, 5/01/47	5/40 at 100.00	Aa2	2,734,464

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	17.711%, 4/01/31 (IF)	4/17 at 100.00	AA	1,843,035
325	17.639%, 4/01/34 (IF)	4/18 at 100.00	AA	495,729
2,445	17.764%, 4/01/34 (IF)	4/18 at 100.00	AA	3,738,894
1,250	17.770%, 4/01/34 (IF)	4/18 at 100.00	AA	1,911,750
500	17.770%, 4/01/39 (IF)	4/18 at 100.00	AA	744,780
2,185	17.770%, 4/01/39 (IF)	4/18 at 100.00	AA	3,254,689
1,250	19.770%, 4/01/43 (IF)	4/18 at 100.00	AA	2,018,500
1,075	17.710%, 4/01/47 (IF)	4/18 at 100.00	AA	1,599,439
1,250	17.959%, 4/01/47 (IF)	4/18 at 100.00	AA	1,951,250
1,000	18.270%, 4/01/47 (IF)	4/18 at 100.00	AA	1,561,000

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,117,337

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,047,530

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	3/13 at 100.00	N/R	1,010,760

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,507,002
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,932,863

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/15 at 102.00	N/R	871,542
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,418,805
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,596,250

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
930	5.350%, 9/01/28	9/15 at 102.00	N/R	963,071
1,390	5.400%, 9/01/35	9/15 at 102.00	N/R	1,422,860

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	881,257
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,107,890

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/13 at 100.50	N/R	687,452
1,000	5.050%, 9/01/37	9/13 at 100.50	N/R	975,210

2,300	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,732,216

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4)	8/17 at 102.00	N/R	881,113

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,905,509

5,930	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	3/13 at 100.00	N/R	5,734,191

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	$11,601,200

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/15 at 100.00	BB–	918,320

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	6,101,970

7,250	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 19.889%, 9/01/28 – NPFG Insured (IF) (5)	9/18 at 100.00	N/R	10,434,345

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.285%, 5/15/19 (IF) (5)	No Opt. Call	AA–	4,630,200
4,000	19.279%, 5/15/31 (IF) (5)	11/21 at 100.00	AA–	6,408,800
1,500	20.285%, 11/15/40 (IF) (5)	11/21 at 100.00	AA–	2,778,120

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726:
12,040	18.273%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	17,917,446
500	18.273%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	744,080

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
1,250	17.940%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,964,900
1,185	17.885%, 2/15/20 (IF)	No Opt. Call	AA–	1,860,580

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	21.899%, 8/15/18 (IF)	No Opt. Call	AA–	4,536,800
2,000	21.899%, 8/15/18 (IF)	No Opt. Call	AA–	3,629,440

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	21.899%, 8/15/18 (IF) (5)	No Opt. Call	AA–	4,536,800
2,500	21.899%, 8/15/18 (IF) (5)	No Opt. Call	AA–	4,536,800

4,320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.174%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	4,128,278

19,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	20,856,798

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,073,120

355	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	352,710

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,550	5.250%, 8/01/42	No Opt. Call	BB+	1,587,262
675	5.300%, 8/01/47	No Opt. Call	BB+	691,193

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	2,446,626

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	1,001,970
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,005,890

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	$9,288,450

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,068,840

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,294,250

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	606,013
530	6.875%, 1/01/42	1/22 at 100.00	N/R	565,017

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	Baa1	613,260
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,288,633

	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
1,000	5.000%, 2/01/21	2/17 at 100.00	BBB	1,079,170
2,500	5.250%, 2/01/27	2/17 at 100.00	BBB	2,658,625

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012:
10,965	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,519,171
18,500	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	19,289,580

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42 (WI/DD, Settling 2/07/13)	10/22 at 100.00	BBB–	995,330

12,100	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	12,313,807

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.745%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA–	7,570,980

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,511,790

1,950	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43 (WI/DD, Settling 2/07/13)	9/22 at 100.00	N/R	1,935,941

810	California Statewide Communities Development Authority, Multifamily Housing Revenue Subordinate Bonds Stanford Arms Seniors Apartments Series 2001-P2, Pass-Through Certificates of Beneficial Ownership, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	6/13 at 100.00	N/R	811,490

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	2,609,283

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,520,050

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	5,263,893

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	2,426,256

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,068,320

5,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	5,331,400

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	$2,574,467

515	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	499,220

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	1,254,440

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,905,050

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
125	9.125%, 6/01/13	No Opt. Call	N/R	125,405
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	1,064,350

2,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,353,800

565	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/13 at 100.00	N/R	565,288

490	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/13 at 103.00	N/R	504,813

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,072,920
1,500	5.500%, 11/01/38	11/17 at 102.00	N/R	1,611,735

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,550,475
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,830,185

15,530	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	16,270,315

6,215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	6,499,274

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	765,150

2,920	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,038,172

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,506,820
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,328,860
800	5.000%, 11/01/29	11/16 at 100.00	N/R	813,056

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1065:
1,610	17.515%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	2,416,916
2,500	17.539%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	3,754,800

4,290	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,836,847

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.873%, 11/15/32 (IF)	5/18 at 100.00	AA–	10,396,703

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.966%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	9,856,098

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	$1,016,656

1,790	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013, 5.000%, 9/02/35	9/22 at 100.00	N/R	1,904,900

1,000	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,051,260

	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	1,011,050
4,310	5.000%, 9/01/31	3/16 at 100.00	N/R	4,326,895
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,972,660

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,025,920

4,025	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	3,836,670

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
1,015	5.000%, 9/01/32 (WI/DD, Settling 2/21/13)	9/23 at 100.00	N/R	1,061,670
500	5.000%, 9/01/35 (WI/DD, Settling 2/21/13)	9/23 at 100.00	N/R	517,440

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.428%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	4,211,312

	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	B	787,820
2,000	5.250%, 9/01/28	9/18 at 100.00	B	1,581,960
2,000	5.750%, 9/01/38	9/18 at 100.00	B	1,588,980

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2010-3171, 17.730%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA–	6,919,400

340	Eastern Municipal Water District, California, Special Tax Bonds, Community Facility District 2005-38 Improvement Area A, Series 2006, 5.200%, 9/01/36	3/13 at 102.00	N/R	346,317

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	4,952,240

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
7,120	5.200%, 9/01/27	9/15 at 102.00	N/R	5,942,779
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	12,592,580

4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	4,221,800

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,095,150

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 19.271%, 9/01/32 – AMBAC Insured (IF) (5)	7/13 at 100.00	A+	2,716,600

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	3,649,927
1,000	5.000%, 9/01/36	9/14 at 102.00	N/R	979,610

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
18,000	0.000%, 1/15/25 – NPFG Insured	7/13 at 100.00	BBB	8,859,960

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,880	5.875%, 1/15/29 – NPFG Insured	1/14 at 101.00	BBB	$1,917,374
1,000	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	BBB	364,050
12,150	0.000%, 1/15/31 – NPFG Insured	7/13 at 35.18	BBB	4,159,917
20,400	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	6,567,576

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.762%, 6/01/45 – BHAC Insured (IF)	6/15 at 100.00	AA+	8,974,178

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	33,256,470

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
500	17.399%, 6/01/29 – AMBAC Insured (IF) (5)	4/13 at 100.00	A2	503,940
1,560	17.386%, 6/01/38 (IF) (5)	6/15 at 100.00	A2	1,830,847
750	17.399%, 6/01/38 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	880,320
2,500	17.399%, 6/01/38 (IF) (5)	6/15 at 100.00	A2	2,934,400
2,500	17.399%, 6/01/38 (IF) (5)	6/15 at 100.00	A2	2,934,400
1,750	17.399%, 6/01/38 (IF) (5)	6/15 at 100.00	A2	2,039,660
370	17.229%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	430,621
955	17.355%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,112,651
1,880	17.377%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	2,190,764
980	17.378%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,142,004
7,500	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	8,741,400
2,500	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	2,934,400
2,250	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	2,622,420
1,530	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,783,246
1,250	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,456,900

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686:
550	9.047%, 6/01/45 – AGC Insured (IF)	6/15 at 100.00	AA–	598,290
5,500	9.047%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA–	5,982,900

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
40,770	5.000%, 6/01/33	6/17 at 100.00	B	37,960,132
41,845	5.750%, 6/01/47	6/17 at 100.00	B	39,860,292
46,080	5.125%, 6/01/47	6/17 at 100.00	B	39,763,814

51,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	47,134,715

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB+	1,690,941

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.801%, 1/15/19 (IF) (5)	No Opt. Call	Aa2	3,593,025

	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006:
1,000	4.600%, 9/01/21	9/16 at 102.00	N/R	1,014,420
2,000	5.000%, 9/01/30	9/16 at 102.00	N/R	2,008,620
2,000	5.000%, 9/01/36	9/16 at 102.00	N/R	1,945,920

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	586,626

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CC	4,079,417
3,750	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	CC	2,411,100

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	3,285,198

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	Ba1	$993,020
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	3,673,368

70	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/13 at 103.00	N/R	72,220

2,935	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/37	3/13 at 103.00	N/R	2,926,635

1,500	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/47	5/22 at 100.00	A–	1,560,495

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	BBB+	1,022,830

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44	5/14 at 100.00	N/R	2,545,850

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,482,847

1,010	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	1,048,754

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	2,061,542
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,799,564

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
630	5.050%, 9/01/26	9/16 at 100.00	N/R	632,841
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,763,242

1,500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	1,546,560

5,185	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,993,808

3,750	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Assessment District 93-1, Series 2012B, 5.125%, 9/01/30	No Opt. Call	N/R	3,734,775

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,571,600

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,008,290

1,205	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Refunding Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,230,426

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,227,828

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	3,029,850
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	6,772,073

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,239,717
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,258,541

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	919,883
8,660	5.250%, 9/01/37	9/14 at 100.00	N/R	8,749,891

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
$980	5.200%, 9/01/26	9/14 at 100.00	N/R	$1,001,237
1,505	5.350%, 9/01/36	9/14 at 100.00	N/R	1,537,342

11,820	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R	11,848,841

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R	899,310

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB+	2,319,200
2,445	6.875%, 8/01/39	8/19 at 100.00	BBB+	2,820,283

1,155	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003, 4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	BBB+	1,155,185

1,180	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/13 at 100.00	N/R	1,184,496

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,163,117

1,335	Lemoore Redevelopment Agency, Kings County, California, Lemorre Redevelopment Project Tax Allocation Bonds, Series 2011, 7.250%, 8/01/31	8/16 at 100.00	A–	1,500,674

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	638,007

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
730	5.000%, 11/15/35	No Opt. Call	A	833,624
11,210	5.500%, 11/15/37	No Opt. Call	A	13,555,468

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	A+	1,074,250

6,530	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,626,971

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B:
4,550	18.670%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	6,973,694
1,875	18.670%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	2,953,125

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2011-27B:
5,000	18.670%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	7,677,400
3,565	18.657%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	5,472,632

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/13 at 101.00	C	596,759

4,600	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/13 at 101.00	N/R	4,692,460

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 21.304%, 6/01/34 (IF) (5)	6/19 at 100.00	AA+	4,716,700

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,203,990

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,428,600

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,650	7.250%, 8/01/31	8/21 at 100.00	BBB+	$3,174,541
10,010	7.500%, 8/01/41	8/21 at 100.00	BBB+	11,924,513

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	4,705,477

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	637,963

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa2	5,099

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	923,620
1,245	5.300%, 9/01/36	9/13 at 103.00	N/R	804,855

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	BBB+	1,887,301
1,075	6.900%, 5/01/36	5/21 at 100.00	BBB+	1,300,137

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	623,180

2,335	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	3/13 at 103.00	N/R	2,372,640

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	224,508

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,026,069
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,310,160

2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,750,678

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A:
3,700	7.000%, 11/01/34	No Opt. Call	A	5,307,761
20,050	6.500%, 11/01/39	No Opt. Call	A	27,852,257

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C:
3,300	7.000%, 11/01/34	No Opt. Call	A	4,733,949
4,000	6.500%, 11/01/39	No Opt. Call	A	5,556,560

5,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	5,450,750

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	372,442
550	5.450%, 9/01/38	9/16 at 100.00	N/R	553,988

1,265	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/13 at 100.00	N/R	1,265,544

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,933,930

1,000	Oxnard Financing Authority, California, Local Obligation Revenue Bonds, Special District Bond Refinancing, Subordinate Lien Series 2012B, 5.000%, 9/02/33	9/22 at 100.00	N/R	997,410

8,805	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	BBB	9,027,326

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,100	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	$1,176,560

2,465	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 3, Series 2006A, 4.750%, 4/01/36 – NPFG Insured	4/16 at 100.00	BBB+	2,493,742

1,995	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	BBB	1,996,776

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
2,335	5.250%, 9/01/26	3/13 at 103.00	N/R	2,270,834
5,100	5.450%, 9/01/32	9/16 at 100.00	N/R	5,007,078
6,150	5.500%, 9/01/36	9/16 at 100.00	N/R	5,929,461

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
3,000	5.150%, 9/01/27	3/13 at 103.00	N/R	2,883,840
9,000	5.200%, 9/01/37	3/13 at 103.00	N/R	8,069,490

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,175	7.000%, 4/01/25	4/13 at 102.00	BB	1,200,321
1,605	7.500%, 4/01/35	4/13 at 102.00	BB	1,639,829

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	481,262
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	456,006

	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A:
1,000	5.350%, 9/01/30	9/15 at 101.00	N/R	1,021,430
2,855	5.400%, 9/01/35	9/15 at 101.00	N/R	2,898,653

4,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	4,835,145

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	18,922,053

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	2,631,660

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 17.921%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	A+	2,963,840

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.862%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	5,557,200
7,000	17.862%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	10,373,440

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.662%, 8/01/37 – AGM Insured (IF) (5)	8/17 at 100.00	AA–	6,685,200

560	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, Improvement Area 5-A, Series 2006, 5.000%, 9/01/26	9/13 at 100.50	N/R	564,211

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,316,871
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,507,101

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
1,500	5.100%, 9/01/28	9/14 at 100.00	N/R	1,512,630
1,050	5.150%, 9/01/32	9/14 at 100.00	N/R	1,056,290

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,391,263

3,900	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	BBB	4,223,232

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	$18,652,570

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,166,300

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	3,915,149

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,431,298

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/13 at 100.00	BBB–	1,286,401

3,895	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	4,093,450

1,000	Rancho Cordova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	1,008,080

1,000	Rancho Cordova, California, Sunridge Anatolia Community Facilities District 2003-1, Special Tax Refunding Bonds, Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,010,580

3,920	Rancho Cucamonga, California, Community Facilities District 2004-01 Special Tax Bonds, Rancho Etiwanda Estates, Series 2006, 5.375%, 9/01/36	3/13 at 103.00	N/R	3,970,058

2,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	2,565,075

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	850,012
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,574,611

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	6/13 at 100.00	Baa2	985,200
1,750	5.000%, 12/15/33	6/13 at 100.00	Baa2	1,688,365

37,968	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18	11/15 at 104.00	N/R	36,267,793

6,650	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	6,525,712

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Tax Allocation Bonds, Series 2001E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	1,038,304
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	967,931
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	902,259
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	670,488

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	BBB	1,553,850

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A–	1,201,250

1,455	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/14 at 100.00	A–	1,458,710

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	1,219,930

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,000	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	$2,061,600

5,855	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C, 4.500%, 8/01/30 – NPFG Insured	No Opt. Call	BBB+	5,933,516

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.199%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	Aa2	3,600,047

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	2,063,680
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,523,160

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	154,897
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	174,431

	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005:
1,765	5.250%, 9/01/25	9/15 at 100.00	N/R	1,793,011
4,800	5.200%, 9/01/36	9/15 at 100.00	N/R	4,805,520

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/13 at 103.00	N/R	858,520

2,370	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.200%, 9/01/26	9/16 at 100.00	N/R	2,424,249

6,145	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	6,032,424

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	7,107,601

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/13 at 103.00	N/R	2,615,610

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
6,830	19.039%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	12,296,186
2,500	18.555%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	4,561,200
3,000	18.244%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	5,473,440

3,540	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.561%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	6,455,544

2,000	Sacramento Municipal Utility District Financing Authority, California, Consumes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A3	2,125,940

8,895	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	8,986,796

4,845	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	BBB	5,037,153

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	5,089,680
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	20,497,596

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.698%, 2/01/33 (IF)	8/19 at 100.00	Aa2	4,962,234

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	494,491
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	822,859

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	$906,093

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
275	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	BBB	159,236
38,120	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB	20,999,164
65,905	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	BBB	34,451,839
2,120	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	BBB	1,054,106
15,180	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	BBB	7,147,807
1,010	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	BBB	450,117
600	5.250%, 1/15/30 – NPFG Insured	7/13 at 100.00	BBB	590,724
7,100	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	BBB	2,963,469
50,550	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	BBB	19,865,139
2,085	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	770,679
24,790	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	8,083,027
24,505	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	BBB	7,052,294

3,300	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	8/13 at 100.00	BBB	3,302,178

1,800	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006B, 4.500%, 8/01/35 – RAAI Insured	8/16 at 100.00	BBB	1,702,512

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
4,500	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	BBB	4,116,825
1,750	3.750%, 8/01/28 – BHAC Insured	8/17 at 100.00	AA+	1,735,773
1,090	4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB	1,036,296

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
6,625	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	6,812,885
7,750	5.000%, 8/01/22 – AMBAC Insured	8/17 at 100.00	BBB	7,915,773

5,520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	4,983,235

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
470	17.821%, 9/01/30 – AMBAC Insured (IF) (5)	3/17 at 100.00	AA–	587,881
1,500	17.913%, 9/01/31 – AGM Insured (IF) (5)	3/17 at 100.00	AA–	1,878,240

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.865%, 9/01/38 – BHAC Insured (IF)	9/17 at 100.00	AA+	5,251,762

	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 2012B:
1,670	5.000%, 9/01/32 – AGM Insured	9/22 at 100.00	BBB	1,760,297
2,170	5.000%, 9/01/35 – AGM Insured	9/22 at 100.00	BBB	2,266,522

5,070	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured	8/15 at 102.00	A	5,250,492

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA–	2,101,587

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,153,273
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	1,001,679
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	2,144,306

8,340	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/13 at 100.00	N/R	8,341,418

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$13,105	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Sequel Community Development Project, Series 2005A, 5.000%, 9/01/32 – NPFG Insured	9/15 at 100.00	A		$13,463,684

1,475	Santa Rosa, California, Certificates of Participation, Building Acquisition Project, Series 2007, 4.750%, 7/01/37 – AMBAC Insured	No Opt. Call	A+		1,569,312

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A		3,913,163

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R		2,341,525

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R	(6)	1,060,443

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB+		3,583,800

1,500	Solana Beach School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB		1,565,520

2,155	South Gate, California, Certificates of Participation, Series 2002A, 5.000%, 9/01/24 – AMBAC Insured	3/13 at 102.00	BB+		2,167,607

1,200	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	Baa1		1,340,916

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	8/14 at 100.00	BBB		1,405,278
1,000	4.500%, 8/01/31 – NPFG Insured	8/14 at 100.00	BBB		803,110

305	Stockton Redevelopment Agency, California, Stockton Events Center Arena Project Revenue Bonds, Series 2004, 5.000%, 9/01/36 – FGIC Insured	9/14 at 100.00	BBB		255,965

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	9/14 at 103.00	N/R		2,013,174
2,930	6.250%, 9/01/37	9/14 at 103.00	N/R		3,050,657

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R		7,698,975

2,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.250%, 9/01/40	No Opt. Call	N/R		1,968,400

4,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R		3,934,880

1,500	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/13 at 100.00	A–		1,501,290

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
11,185	5.375%, 6/01/38	6/15 at 100.00	B–		9,920,200
5,995	5.500%, 6/01/45	6/15 at 100.00	B–		5,290,827

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
12,240	5.000%, 6/01/37	6/14 at 100.00	BB+		11,178,792
25,620	5.125%, 6/01/46	6/14 at 100.00	B+		22,838,949

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
525	5.000%, 11/01/15	No Opt. Call	BB+		535,222
550	5.000%, 11/01/16	No Opt. Call	BB+		560,115
835	5.100%, 11/01/27	11/17 at 100.00	BB+		803,270
2,785	5.200%, 11/01/32	11/17 at 100.00	BB+		2,646,920

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	$1,389,370

	Twenty-nine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	910,062
3,460	7.650%, 9/01/42	9/21 at 100.00	BBB+	4,130,721

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	2,483,175

3,889	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	3,818,376

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	699,966

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	1,082,300

2,595	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,836,595

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,126,785
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,475,956

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,440,450

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,905,733

2,325	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/13 at 100.00	N/R	2,327,441

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	830,660
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	2,938,250

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A:
1,775	5.750%, 11/01/36	11/21 at 100.00	A	1,982,160
3,885	5.875%, 11/01/41	11/21 at 100.00	A	4,348,053
1,200	5.875%, 11/01/45	11/21 at 100.00	A	1,335,132

700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	710,052

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	4,308,406

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	2,529,268
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	6,630,604
1,816,562	Total California			1,651,258,951
	Colorado – 6.2%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R	2,693,490
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R	4,527,485

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Colorado (continued)

$6,540	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R		$7,234,352

1,750	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		1,603,368

19,254	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		14,614,941

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		2,554,545

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–		3,898,344
13,290	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–		13,539,453

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		1,718,818

1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39	12/13 at 102.00	N/R		1,045,897

	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A:
125	5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		114,434
5,895	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		5,047,063

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	N/R		156,987
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R		1,495,055
4,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		4,005,917

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	12/13 at 100.00	N/R		1,208,154

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R		4,441,888

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,041,404

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 101.00	N/R	(6)	5,301

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
606	6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R	(6)	692,131
1,428	6.125%, 12/01/35 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R	(6)	1,635,945

4,010	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R		4,026,601

6,905	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		6,985,167

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R		6,031,260

1,110	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		884,492

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar Chavez Academy, Series 2003, 8.000%, 5/01/34 (4)	5/14 at 101.00	N/R		2,351,698

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R		495,665

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
$190	6.750%, 3/01/14	No Opt. Call	N/R	$191,283
730	7.250%, 3/01/24	3/14 at 100.00	N/R	730,832
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,550,501

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,580,398

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,350	5.500%, 2/15/26	2/16 at 101.00	N/R	2,234,498
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	2,201,232

1,825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,833,213

1,080	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	No Opt. Call	BBB–	1,093,327

3,870	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	3,821,857

2,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,402,406

985	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,146,343

750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	757,523

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,689,631

1,875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,903,275

2,880	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	3,034,397

28,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	28,414,400

4,800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,372,448

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,932,462
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,923,849
4,125	7.125%, 6/01/47	6/22 at 100.00	N/R	4,484,164

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702:
1,000	19.249%, 1/01/18 (IF) (5)	No Opt. Call	AA	1,570,360
1,250	19.249%, 1/01/18 (IF) (5)	No Opt. Call	AA	1,962,950
3,500	18.243%, 1/01/18 (IF) (5)	No Opt. Call	AA	5,185,880

8,720	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 4.000%, 12/01/42 (UB) (5)	12/22 at 100.00	A–	8,751,305

1,385	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	6/13 at 100.00	N/R	1,385,582

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
$1,310	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,111,718
279	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	178,476

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,103,727
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	3,617,232
8,750	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	8,512,963

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,107,238

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,945,916

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
6,910	5.400%, 12/01/27	12/17 at 100.00	N/R	6,086,052
9,465	5.450%, 12/01/34	12/17 at 100.00	N/R	7,942,271

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	97,492
422	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	382,585
2,360	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	2,097,710
345	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	295,582

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	3,994,900
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	2,905,360

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,728,268

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,793,550

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
3,500	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	3,637,270
12,500	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	12,731,875

500	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	518,820

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 9/01/35	No Opt. Call	Baa2	1,693,450
7,500	0.000%, 9/01/39	No Opt. Call	Baa2	2,059,200
2,495	0.000%, 9/01/41	No Opt. Call	Baa2	616,365

1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB	573,892

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	22,715,396
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	2,402,191
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	213,775
10,865	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	4,370,229
190	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	71,643

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
20,715	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB	6,723,882

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$18,960	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB	$5,434,694
30,000	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB	7,685,700

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
40,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	21,689,115
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	12,231,211
23,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	8,486,890

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	1,464,600
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	BBB	3,853,980
1,165	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB	386,966

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB	2,706,000

665	Eagle Ranch Metropolitan District, Eagle County, Colorado, General Obligation Refunding Bonds, Series 2011, 5.500%, 12/01/28	12/21 at 100.00	BBB+	751,517

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
300	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	298,368
1,165	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	1,135,304
16,335	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	15,434,125

3,493	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,554,326

3,345	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	3,104,428

4,150	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	3,751,310

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R	1,590,766

5,570	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	6,042,670

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	827,274

6,329	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	6,458,555

2,142	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	N/R	2,253,834

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	N/R	2,925,144

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,175,160

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	783,135

6,847	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	5,549,014

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	752,483

716	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	602,714

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,034,230
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R	1,721,798

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	$3,808,442

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	1,843,126

1,602	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,419,660

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	316,975

2,640	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R	2,755,870

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	1,058,388
2,300	5.625%, 12/01/37	12/16 at 100.00	N/R	1,876,685

2,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	2,571,821

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	1,535,350

2,749	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	2,770,250

3,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	3,631,985

1,000	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/30 – AGM Insured	12/20 at 100.00	AA-	994,680

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,705	5.250%, 12/15/21	12/16 at 100.00	N/R	4,775,434
10,930	5.400%, 12/15/31	12/16 at 100.00	N/R	10,963,337

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
630	6.250%, 11/15/28	No Opt. Call	A	804,239
21,170	6.500%, 11/15/38	No Opt. Call	A	28,742,297

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
4,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	4,858,960
2,500	6.000%, 1/15/34	7/20 at 100.00	Baa3	2,898,975

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,835,270

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,783,156

1,214	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,233,181

1,316	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	923,227

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,640	4.625%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,612,825
1,620	5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	1,591,375

2,295	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35	12/20 at 100.00	N/R	2,510,661

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	$4,970,938

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31	12/17 at 100.00	N/R	1,928,850

1,303	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,168,556

2,550	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,788,884

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	1,066,468

6,455	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,847,077

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,170,610

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	6,323,010

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	N/R	460,058

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,209	6.000%, 12/01/25	12/15 at 100.00	N/R	2,087,925
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	4,399,220
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	7,130,620

2,059	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	2,112,308

1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 144A, 7.500%, 12/01/39	12/18 at 100.00	N/R	1,378,260

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	472,970
893	6.375%, 12/01/35	12/15 at 100.00	N/R	805,397
735,733	Total Colorado			565,345,630
	Connecticut – 1.4%

12,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	13,216,893

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,250	7.625%, 1/01/30	1/20 at 100.00	N/R	1,381,000
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,891,800

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
957	7.000%, 4/01/22	4/20 at 100.00	N/R	1,095,794
37,720	7.875%, 4/01/39	4/20 at 100.00	N/R	43,179,216

	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Lien Series 1997B:
8,600	5.700%, 9/01/13 (4)	3/13 at 100.00	N/R	3,655,086
29,000	5.750%, 9/01/18 (4)	3/13 at 100.00	N/R	13,433,670
22,500	5.750%, 9/01/27 (4)	3/13 at 100.00	N/R	10,436,175

2,250	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Lien Series 1999A, 5.500%, 9/01/28	3/13 at 100.00	N/R	1,043,753

26,125	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36 (4)	9/16 at 100.00	N/R	12,123,829

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)

	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A:
$11,500	6.500%, 9/01/31 (4)	11/17 at 100.00	N/R	$5,333,700
12,170	5.750%, 9/01/34 (4)	11/17 at 100.00	N/R	5,646,515

1,885	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	7/13 at 100.00	B	1,886,621

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
500	5.125%, 1/01/23	1/14 at 100.00	B	500,820
9,100	5.250%, 1/01/33	1/14 at 100.00	B	8,896,251

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	5,375,300
184,377	Total Connecticut			131,096,423
	Delaware – 0.2%

12,440	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	13,346,752

2,110	Kent County, Delaware, Revenue Bonds, Charter School, Inc. Project, Refunding Series 2011, 7.375%, 5/01/37	5/21 at 100.00	BBB–	2,514,065

1,430	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,586,242
15,980	Total Delaware			17,447,059
	District of Columbia – 0.5%

3,500	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/13 at 100.00	Baa1	3,639,965

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,425	19.239%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	3,464,598
1,220	19.135%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	1,741,147

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,244,935

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,938,174
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,173,331
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,181,580

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	180,180

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
2,500	23.404%, 10/01/37 (IF) (5)	4/21 at 100.00	A–	4,713,800
1,250	23.404%, 10/01/41 (IF) (5)	4/21 at 100.00	A–	2,309,150
1,750	23.404%, 10/01/41 (IF) (5)	4/21 at 100.00	A–	3,232,810

2,500	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 6.500%, 10/01/41 (WI/DD, Settling 2/07/13) (UB)	4/21 at 100.00	A–	3,029,575

	District of Columbia, Revenue Bonds, National Public Radio, Tender Option Bond Trust 3163:
3,000	18.081%, 4/01/33 (IF)	4/15 at 100.00	AA–	3,860,640
2,375	18.081%, 4/01/33 (IF)	4/15 at 100.00	AA–	3,056,340

5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Tender Option Bond Trust 11798, 17.835%, 4/01/31 – AGM Insured (Alternative Minimum Tax) (IF)	10/16 at 100.00	AA–	6,182,000

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2:
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA–	672,840
35,475	Total District of Columbia			45,621,065

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 11.1%

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
$2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	$3,048,175
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	3,037,475

5,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP -80 Series 2011B-1, 7.375%, 11/15/19	11/14 at 100.00	N/R	5,086,800

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,263,451
10,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,610,913

3,955	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	3,649,951

3,125	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,443,625

2,450	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (8)	5/15 at 101.00	N/R	1,766,671

20,690	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	18,899,694

25,100	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	25,598,737

15,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35 (4)	5/15 at 101.00	N/R	15,421,791

4,075	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,317,417

3,545	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,640,786

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,524,427

8,050	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-4, 5.400%, 5/01/37	5/22 at 100.00	N/R	6,319,009

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,115,418

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,931,563

2,075	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	2,044,622

13,180	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	13,385,344

9,460	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	9,968,948

7,555	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	7,915,222

3,120	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,404,388

3,670	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	3,149,190

1,975	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36 (9)	5/15 at 101.00	N/R	1,686,591

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	BBB–	5,875,846

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,810	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	$2,479,628

5,775	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	5,259,119

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
605	5.125%, 10/01/21 – NPFG Insured	10/13 at 100.00	BBB	600,366
11,695	5.000%, 10/01/31 – NPFG Insured	4/13 at 100.00	BBB	11,624,011

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,679,200

1,420	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,491,071

3,040	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,444,555

3,000	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,940,600

3,705	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,928,967

970	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A	991,932

3,250	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,921,458

3,500	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	3,098,340

2,850	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	2,883,801

1,655	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/13 at 100.00	N/R	1,655,414

6,135	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	6,297,025

3,195	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,472,419

6,010	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	6,557,812

4,625	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33 (4)	5/13 at 101.00	N/R	4,668,336

1,795	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15 (4)	No Opt. Call	N/R	1,644,112

1,405	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	1,438,355

2,270	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	2,294,176

1,970	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,780,821

4,615	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	5,278,637

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BBB	1,654,920
4,000	6.000%, 9/15/40	9/20 at 100.00	BBB	4,361,760

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
$5,000	7.000%, 6/15/26	6/21 at 100.00	BB+	$5,788,050
5,275	7.500%, 6/15/33	6/21 at 100.00	BB+	6,183,461
7,500	7.625%, 6/15/41	6/21 at 100.00	BB+	8,825,475

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,507,335
3,300	6.125%, 6/15/43	No Opt. Call	N/R	3,292,938

1,625	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,672,954

	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1:
1,320	6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	8/13 at 100.00	N/R	1,321,954
3,295	7.000%, 2/01/35 – AMBAC Insured (Alternative Minimum Tax)	2/13 at 100.00	N/R	3,300,107

4,290	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,702,398

9,000	Fort Pierce Redevelopment Agency, Florida, Revenue Bonds, Series 2006, 5.000%, 5/01/31 – SYNCORA GTY Insured	5/16 at 100.00	A–	9,361,710

1,800	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities Improvements, Refunding Series 2012A, 5.000%, 10/01/30	10/22 at 100.00	A1	2,050,614

	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012:
750	5.125%, 11/01/22	No Opt. Call	N/R	757,395
975	5.500%, 11/01/32	11/22 at 100.00	N/R	975,273
2,275	6.000%, 11/01/42	11/22 at 100.00	N/R	2,275,569

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/13 at 101.00	N/R	2,612,044

995	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	5/14 at 101.00	N/R	1,027,487

6,940	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	7,261,877

5,225	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	5,316,176

4,085	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,903,258

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.585%, 5/15/15 (IF)	No Opt. Call	AA	7,562,293

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.664%, 5/15/15 (IF)	No Opt. Call	AA	4,511,551

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.189%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,757,900

3,670	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	3,667,174

6,705	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/13 at 100.00	N/R	6,748,113

2,325	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/34	5/14 at 101.00	N/R	2,397,145

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
$5,810	18.523%, 11/01/32 (IF) (5)	11/17 at 100.00	A	$7,119,865
2,865	18.526%, 11/01/38 (IF) (5)	11/17 at 100.00	A	3,419,979

12,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	13,367,757

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 3918, 18.115%, 4/01/35 (IF) (5)	10/21 at 100.00	Aa2	4,126,815

3,470	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,750,168

10,645	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	10,411,768

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	863,659
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,516,170

2,170	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,586,878

1,440	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,534,406

	Lakeland, Florida, Educational Facilities Revenue Bonds, Florida Southern College Project, Refunding Series 2012A:
250	5.000%, 9/01/37	9/22 at 100.00	BBB+	268,393
1,000	5.000%, 9/01/42	9/22 at 100.00	BBB+	1,068,650

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A:
2,365	6.100%, 5/01/23	5/14 at 101.00	N/R	2,417,006
4,040	6.250%, 5/01/34	5/14 at 101.00	N/R	4,141,525

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
3,500	5.250%, 11/01/33	11/22 at 100.00	N/R	3,605,560
5,000	5.750%, 11/01/42	11/22 at 100.00	N/R	5,146,500

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	277,526

2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13 (4)	No Opt. Call	N/R	981,932

1,865	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	2,009,314

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
10,435	5.250%, 6/15/27	6/17 at 100.00	BB	10,592,986
20,120	5.375%, 6/15/37	6/17 at 100.00	BB	20,270,498

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,718,109
4,125	5.750%, 6/15/42	6/22 at 100.00	BB	4,282,039

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,460	9.000%, 12/01/30	12/18 at 104.00	N/R	8,131,027
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,889,338

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (5)	4/17 at 100.00	A	7,231,324

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$23,920	5.000%, 4/01/37 (UB) (5)	4/17 at 100.00	A	$25,360,702
12,775	5.000%, 4/01/37 (UB) (5)	4/17 at 100.00	A	13,651,876

295	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	256,597

10,115	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	10,070,696

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	1,487,798

8,525	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/13 at 100.00	BB+	8,559,697

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/13 at 100.00	BB+	311,262

1,020	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.100%, 5/01/31	5/22 at 100.00	BBB–	1,054,507

1,300	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2003A, 6.375%, 5/01/34	No Opt. Call	N/R	1,330,329

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 19.005%, 10/01/41 (IF) (5)	10/20 at 100.00	A	4,510,714

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.266%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (5)	10/18 at 100.00	AA–	4,625,460

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.059%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA–	4,651,772

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	A+	315,414
700	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	A+	220,563
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	A+	1,068,165
9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	A+	2,585,547
10,180	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	A+	2,577,067

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2009:
1,000	0.000%, 10/01/41	No Opt. Call	A+	243,980
4,200	0.000%, 10/01/42	No Opt. Call	A+	970,452
280	0.000%, 10/01/44	No Opt. Call	A+	58,556
2,310	0.000%, 10/01/45	No Opt. Call	A+	459,806

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
2,065	17.904%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	Aa2	3,064,150
3,750	17.925%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	Aa2	5,566,650

	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011:
1,500	7.250%, 10/01/34	10/21 at 100.00	BBB	1,934,835
12,350	7.250%, 10/01/40	10/21 at 100.00	BBB	15,812,199

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
325	6.000%, 5/01/24	5/14 at 100.00	N/R	330,083
14,250	6.250%, 5/01/37	5/14 at 100.00	N/R	14,515,620

7,690	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	7,856,335

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,367,559

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
$1,880	4.875%, 5/01/22	No Opt. Call	N/R	$1,873,627
3,715	5.375%, 5/01/32	5/23 at 100.00	N/R	3,742,937

3,455	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	3,186,616

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	634,891

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,163,735

1,955	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,962,742

	Northern Palm Beach County Improvement District, Florida, Special Assessment Revenue Bonds, Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012:
2,870	5.125%, 8/01/22	No Opt. Call	N/R	3,005,177
2,755	5.750%, 8/01/32	8/22 at 100.00	N/R	2,924,736

1,020	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,056,720

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071:
580	17.223%, 10/01/42 (IF) (5)	4/22 at 100.00	A	816,773
500	17.259%, 10/01/42 (IF) (5)	4/22 at 100.00	A	704,560
700	17.259%, 10/01/42 (IF) (5)	4/22 at 100.00	A	986,384
625	17.259%, 10/01/42 (IF) (5)	4/22 at 100.00	A	880,700
625	17.259%, 10/01/42 (IF) (5)	4/22 at 100.00	A	880,700
885	17.235%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,246,558
1,915	17.237%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,697,431
945	17.237%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,331,099
2,310	17.241%, 10/01/42 (IF) (5)	4/22 at 100.00	A	3,254,028
1,750	17.279%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,465,960
2,000	17.279%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,818,240

5,865	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,668,757

595	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.500%, 12/01/21	6/13 at 100.00	BBB–	596,404

5,590	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	5,601,068

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,318,216

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
810	4.875%, 5/01/22	No Opt. Call	N/R	812,633
1,375	5.375%, 5/01/31	5/22 at 100.00	N/R	1,384,336

14,400	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/13 at 100.00	N/R	13,789,152

2,730	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,842,968

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	579,646

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
4,700	5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	BBB	4,962,401
11,010	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	11,562,812
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	327,367

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,635	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	$2,668,201

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
500	5.750%, 11/01/22	No Opt. Call	N/R	508,910
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,297,263
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,043,520

4,535	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,868,582

	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012:
1,810	4.900%, 5/01/22	No Opt. Call	N/R	1,846,725
3,250	5.550%, 5/01/33	5/22 at 100.00	N/R	3,300,668

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A:
3,500	7.375%, 5/01/33 (4)	5/13 at 100.00	N/R	3,571,470
1,550	7.375%, 5/01/33 (4)	5/13 at 100.00	N/R	761,794

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36 (4)	5/13 at 101.00	N/R	885,567

3,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,874,300

2,000	Sail Harbor Community Development District, Florida, Special Assessment Revenue Bonds, Series 05A, 5.500%, 5/01/36 – RAAI Insured	5/14 at 100.00	N/R	2,051,980

	Saint Lucie West Services District, Florida, Utility Revenue Bonds, Series 2004:
2,140	5.250%, 10/01/34 – NPFG Insured	10/14 at 101.00	BBB	2,207,003
455	5.000%, 10/01/38 – NPFG Insured	10/14 at 101.00	BBB	467,280

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,225	5.750%, 10/01/22	10/17 at 100.00	BBB–	3,568,398
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,266,910
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,663,917

8,545	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	6,396,787

2,225	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,337,029

8,850	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.449%, 2/15/28 (IF)	8/17 at 100.00	AA	9,827,040

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.116%, 8/15/23 (IF)	8/17 at 100.00	AA	1,128,900
6,250	15.663%, 8/15/42 (IF)	8/17 at 100.00	AA	7,814,250

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
3,835	15.704%, 8/15/15 (IF) (5)	No Opt. Call	AA	5,719,941
2,130	15.687%, 8/15/15 (IF) (5)	No Opt. Call	AA	3,175,724

1,255	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35	5/13 at 100.00	N/R	1,155,566

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,111,720

8,500	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A, 5.375%, 1/01/40	10/16 at 100.00	N/R	7,179,780

965	Stoenbrier Community Development District, Hillsborough County Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/37	5/16 at 100.00	N/R	965,193

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
$550	6.750%, 11/01/27	11/18 at 100.00	N/R	$586,223
2,685	7.850%, 11/01/41	11/18 at 100.00	N/R	2,905,573

8,985	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	6,448,445

21,280	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	12,261,323

11,100	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,705,179

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	5/13 at 100.00	N/R	3
1,560	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	16
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
8,840	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	88

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
65	6.375%, 5/01/17 (4)	No Opt. Call	N/R	36,233
205	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	111,368
260	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	140,631
1,155	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	622,014

5,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	2,983,394

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
705	6.375%, 5/01/17	No Opt. Call	N/R	688,665
2,655	6.450%, 5/01/23	5/17 at 100.00	N/R	2,607,343
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,407,996
2,395	5.250%, 5/01/39	5/17 at 100.00	N/R	2,330,934
15,190	6.650%, 5/01/40	5/17 at 100.00	N/R	15,046,910

41,010	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	40,704,886

	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2:
1,970	6.375%, 5/01/17 (4)	No Opt. Call	N/R	941,699
6,180	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	2,855,036
8,045	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	3,693,781
35,310	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	16,110,894

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	7,142,940

	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012:
750	6.750%, 11/01/32 – AGM Insured	5/13 at 100.00	N/R	776,528
650	6.125%, 11/01/32 – AGM Insured	No Opt. Call	N/R	678,483

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
590	5.000%, 5/01/23	5/22 at 100.00	N/R	612,125
500	5.500%, 5/01/34	5/22 at 100.00	N/R	514,930
500	6.125%, 5/01/42	5/22 at 100.00	N/R	510,020

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
$1,750	5.000%, 5/01/23	5/22 at 100.00	N/R	$1,835,488
1,000	5.500%, 5/01/34	5/22 at 100.00	N/R	1,029,860

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	767,372
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	505,050
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	757,965

3,675	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/13 at 101.00	BBB	3,715,205

1,875	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2004A, 5.125%, 11/01/36 – NPFG Insured	11/14 at 101.00	BBB	1,901,963

760	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	803,761

3,050	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	3,050,641

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
9,760	6.000%, 5/01/23	5/13 at 101.00	N/R	9,892,834
27,845	6.125%, 5/01/35	5/13 at 101.00	N/R	28,196,961
1,079,545	Total Florida			1,004,505,417
	Georgia – 1.7%

	Albany-Dougherty County Hospital Authority, Georgia, Revenue Bonds, Phoebe Putney Memorial Hospital, Tender Option Bond Trust 4732:
1,495	14.187%, 12/01/37 (IF) (5)	12/22 at 100.00	AA–	1,594,477
4,135	14.194%, 12/01/42 (IF) (5)	12/22 at 100.00	AA–	4,342,494
575	14.139%, 12/01/42 (IF) (5)	12/22 at 100.00	AA–	603,739

6,075	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	7,474,559

3,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,691,140

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	501,830

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	6/13 at 100.00	B+	842,777
95	5.375%, 12/01/28	6/13 at 100.00	B+	86,090

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	B–	13,195,770

12,830	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	B–	14,363,698

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB–	3,583,916
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB–	3,378,054

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,300	7.625%, 12/01/30	12/20 at 100.00	N/R	5,964,249
5,200	8.000%, 12/01/40	12/20 at 100.00	N/R	5,824,572
3,500	8.125%, 12/01/45	12/20 at 100.00	N/R	3,914,925

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
$3,500	5.000%, 7/01/27	7/17 at 100.00	N/R	$3,537,135
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	8,016,240
32,400	5.125%, 7/01/42	7/17 at 100.00	N/R	32,440,500

4,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42	7/13 at 100.00	N/R	4,000,800

1,335	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,386,224

200	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 6.125%, 2/15/34	2/14 at 101.00	N/R	204,240

26,359	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	BBB	27,423,376

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/17	No Opt. Call	A	840,308

6,195	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/28	No Opt. Call	A	7,453,638

1,600	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	1,759,792
145,234	Total Georgia			156,424,543
	Guam – 0.6%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B	1,101,590
6,000	6.875%, 12/01/40	12/20 at 100.00	B	6,670,740

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	Ba2	2,141,780

	Guam Government, General Obligation Bonds, 2009 Series A:
6,000	6.750%, 11/15/29	11/19 at 100.00	B+	6,743,280
29,930	7.000%, 11/15/39	11/19 at 100.00	B+	33,823,893
44,930	Total Guam			50,481,283
	Hawaii – 0.3%

4,085	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,984,019

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB–	5,732,683

9,065	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	5/13 at 100.00	B	9,064,728

875	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	6/13 at 100.00	B	875,280

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,147,586
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,129,060
23,330	Total Hawaii			23,933,356
	Idaho – 0.1%

3,920	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,421,760

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)

$3,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender Option Bond Trust 1102, 17.425%, 3/01/47 – AGM Insured (IF) (5)	3/22 at 100.00	A	$4,101,030

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	1,085,140
7,920	Total Idaho			9,607,930
	Illinois – 7.9%

3,820	Bellwood, Illinois, General Obligation Bonds, Series 2006, 4.500%, 12/01/29 – SYNCORA GTY Insured	12/16 at 100.00	N/R	3,705,629

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,090,272

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	5,563,295

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,728,160

3,725	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,573,020

2,790	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,835,421

931	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	945,570

1,181	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,185,309

7,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	2/13 at 100.00	N/R	5,619,530

9,525	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30 (4)	6/13 at 100.00	N/R	8,945,499

335	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	7/13 at 100.00	N/R	335,888

40,115	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	43,202,652

2,451	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,325,043

355	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Capital Appreciation Series 2011B, 0.000%, 10/01/31	4/13 at 100.00	N/R	79,059

669	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/14 at 102.00	N/R	552,895

1,800	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,790,856

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,865	7.750%, 7/01/30	7/21 at 100.00	N/R	8,761,059
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,747,889
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,274,080

5,000	Gilberts, Illinois, Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16 (4)	No Opt. Call	N/R	1,752,050

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,685,700

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	$3,944,304

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB+	791,256

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	BBB–	2,055,740

3,250	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB+	3,352,603

2,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	2,343,840

44,600	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	48,032,862

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BBB+	228,114

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,410	7.750%, 5/15/30	5/20 at 100.00	N/R	4,067,312
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	11,954,300
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	12,701,444

	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Tender Option Bonds Trust 1123:
910	18.141%, 6/01/42 (IF) (5)	6/22 at 100.00	AA	1,395,612
1,810	14.156%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	1,846,164
3,765	14.147%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	3,840,187
2,500	14.138%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	2,549,900
1,500	14.138%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	1,529,940
785	14.095%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	800,614

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
3,085	17.356%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	4,013,091
1,120	17.338%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	1,456,560
1,540	17.329%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	2,002,539

5,140	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,044,396

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.206%, 8/15/15 – AGC Insured (IF) (5)	No Opt. Call	AA–	2,188,980
1,730	18.378%, 8/15/33 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	2,522,894
1,625	17.744%, 2/15/39 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	2,124,265
625	18.522%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	817,025
550	18.442%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	718,212
2,495	17.744%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	3,261,564

935	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	939,778

1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	1,115,020

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
6,670	5.000%, 4/01/31	4/16 at 100.00	Baa3	6,437,951
14,250	5.000%, 4/01/36	4/16 at 100.00	Baa3	13,464,540

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,582,360

5,365	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006, 5.100%, 8/15/31	8/16 at 100.00	N/R	5,649,238

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,720	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	$1,810,008

10,550	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	9,499,431

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
315	5.250%, 5/15/15	No Opt. Call	N/R	328,668
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,994,627
9,700	5.750%, 5/15/38	5/17 at 100.00	N/R	9,946,768
350	5.400%, 5/15/38	5/13 at 100.00	N/R	350,056

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764, 18.243%, 5/01/26 (IF) (5)	5/20 at 100.00	AA	4,643,000

34,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	38,081,790

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	19.705%, 2/15/19 (IF)	No Opt. Call	AA–	775,141
625	19.705%, 2/15/31 (IF)	8/19 at 100.00	AA–	956,275

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (5)	11/17 at 100.00	A	2,100,545

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	19.793%, 11/15/33 (IF) (5)	11/17 at 100.00	A	1,599,446
4,385	20.824%, 5/15/39 (IF) (5)	5/20 at 100.00	A	7,201,924
1,750	20.804%, 5/15/39 (IF) (5)	5/20 at 100.00	A	2,874,200
4,880	20.799%, 5/15/39 (IF) (5)	5/20 at 100.00	A	8,014,082

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	17.467%, 5/15/41 (IF) (5)	5/22 at 100.00	A	4,763,262
2,500	17.467%, 5/15/41 (IF) (5)	5/22 at 100.00	A	3,378,200
6,190	14.443%, 5/15/41 (IF) (5)	5/22 at 100.00	A	6,616,677

14,545	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	14,265,009

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,278,975

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	10,385,642

10,505	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,935,285

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A	11,341,494

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A	3,073,746

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A	6,783,710

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
315	23.517%, 11/01/39 (IF) (5)	5/19 at 100.00	A	592,862
815	23.630%, 11/01/39 (IF) (5)	5/19 at 100.00	A	1,537,440
1,065	23.646%, 11/01/39 (IF) (5)	5/19 at 100.00	A	2,009,730
3,067	23.688%, 11/01/39 (IF) (5)	5/19 at 100.00	A	5,792,520
300	22.694%, 11/01/39 (IF) (5)	5/19 at 100.00	A	559,632
250	23.700%, 11/01/39 (IF) (5)	5/19 at 100.00	A	472,290

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
650	6.875%, 8/15/38	8/19 at 100.00	BBB+	774,287
23,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	27,527,090

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Swedish American Hospital, Tender Option Bond Trust 1116:
$2,500	14.388%, 11/15/39 (IF) (5)	11/22 at 100.00	A	$2,623,500
1,405	17.362%, 11/15/43 (IF) (5)	11/22 at 100.00	A	1,857,368

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
665	21.452%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	1,156,914
1,030	21.569%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	1,796,238

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 19.705%, 2/15/31 (IF)	8/19 at 100.00	AA–	3,496,141

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	19.920%, 2/15/19 (IF) (5)	No Opt. Call	AA–	4,703,270
4,250	19.920%, 2/15/35 (IF) (5)	2/21 at 100.00	AA–	6,607,900

3,470	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,701,553

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
50	5.000%, 6/01/13 (4)	No Opt. Call	Ca	42,996
1,060	5.000%, 6/01/13 (4)	No Opt. Call	Ca	911,505
1,160	5.000%, 6/01/13 (4)	No Opt. Call	Ca	997,496
1,225	5.000%, 6/01/13 (4)	No Opt. Call	Ca	1,053,390
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,109,284
1,115	5.000%, 6/01/16 (4)	No Opt. Call	Ca	958,800
7,540	5.500%, 6/01/19 (4)	6/14 at 100.00	Ca	6,483,721
6,905	5.000%, 6/01/24 (4)	6/14 at 100.00	Ca	5,937,679
14,615	5.125%, 6/01/35 (4)	6/14 at 100.00	Ca	12,567,585

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	11/13 at 100.00	N/R	2,625,402

2,030	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.372%, 2/01/33 (IF) (5)	8/18 at 100.00	AA	2,455,387

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	22,740,072

2,710	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A2	3,064,902

	Illinois State, General Obligation Bonds, Series 2012A:
1,700	5.000%, 3/01/36	3/22 at 100.00	A2	1,852,014
1,600	5.000%, 3/01/37	3/22 at 100.00	A2	1,734,112

23,435	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	15,911,428

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
5,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	CCC	3,380,234
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	1,921,470
12,015	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	7,679,147

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25	1/16 at 100.00	CCC	755,727
3,675	5.250%, 1/01/30	1/16 at 100.00	CCC	1,714,351
5,420	5.250%, 1/01/36	1/16 at 100.00	CCC	2,501,872

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	2,727,857

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297:
$5,000	18.176%, 6/15/20 – NPFG Insured (Alternative Minimum Tax) (IF) (5)	No Opt. Call	AAA	$7,317,800
3,500	18.169%, 6/15/20 – NPFG Insured (Alternative Minimum Tax) (IF) (5)	No Opt. Call	AAA	5,121,865

625	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3861, 18.081%, 6/15/42 (IF) (5)	6/22 at 100.00	AAA	949,000

20,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/33 – NPFG Insured	No Opt. Call	AAA	8,005,800

9,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220, 18.971%, 6/15/42 (IF) (5)	6/20 at 100.00	AAA	13,287,468

3,242	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,309,239

4,685	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,310,528

5,680	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	5,726,576

5,790	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,866,833

2,106	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,165,768

4,291	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,432,818

3,570	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,474,288

— (10)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	194

2,600	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	6/13 at 100.00	N/R	2,329,678

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,660	6.950%, 1/01/21	1/18 at 100.00	N/R	2,756,904
2,000	6.950%, 1/01/25	1/18 at 100.00	N/R	2,005,300

3,610	Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,681,298

5,000	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB	4,971,150

3,140	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,202,015

1,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	1,021,160

3,140	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/35 – NPFG Insured	3/16 at 100.00	A	3,290,029

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,203,580

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,892,188

7,699	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	6,887,756

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$2,204	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	$2,001,166

705	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	679,698

3,000	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/15 at 100.00	N/R	3,019,200

3,445	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,551,864

2,245	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,593,748

7,155	Yorkville United City, Illinois, Special Service Area 2006-113 Cannonball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	7,279,282

4,187	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,030,071
702,909	Total Illinois			714,168,872
	Indiana – 2.0%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	A–	1,222,722

660	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/13 at 101.50	N/R	676,210

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
5,910	5.125%, 8/01/29	8/16 at 100.00	Baa2	6,273,229
125	5.250%, 8/01/36	8/16 at 100.00	Baa2	132,000

6,360	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	6,210,222

835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	2/13 at 100.00	B–	835,342

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 19.410%, 4/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	AA	3,353,392

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2882, 18.254%, 4/15/17 (IF)	No Opt. Call	A2	6,429,000

2,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB+	2,603,976

6,535	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB	6,857,960

1,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB	1,487,592

5,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB	4,971,150

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
5,870	5.500%, 8/15/40	8/20 at 100.00	BBB+	6,418,141
3,855	5.500%, 8/15/45	8/20 at 100.00	BBB+	4,207,116

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
1,250	19.051%, 6/01/17 (IF) (5)	No Opt. Call	AA	1,850,000
3,085	19.078%, 6/01/17 (IF) (5)	No Opt. Call	AA	4,565,183

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,460	19.143%, 6/01/17 (IF) (5)	No Opt. Call	AA	$2,160,187
330	19.051%, 12/01/32 (IF) (5)	12/19 at 100.00	AA	488,400
5,000	15.818%, 12/01/32 (IF) (5)	12/19 at 100.00	AA	7,400,000

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
1,500	18.086%, 5/15/31 (IF) (5)	11/16 at 100.00	AA+	1,968,000
2,750	18.202%, 5/15/31 (IF) (5)	11/16 at 100.00	AA+	3,608,000

1,450	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	1,586,837

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA–	11,366,200

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
2,500	19.378%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA–	3,866,200
310	19.378%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA–	479,409
6,250	19.378%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA–	9,665,500
4,995	20.370%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA–	7,921,421

980	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury House Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	4/13 at 100.00	Baa1	980,647

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,618,355

3,643	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35 (4)	3/15 at 102.00	N/R	1,276,143

9,000	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	9,490,950

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/15 at 100.00	N/R	368,290
2,500	5.375%, 2/15/34 (4)	2/15 at 100.00	N/R	300,400

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,302,014

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	5/13 at 100.00	N/R	230,269

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	6,136,150
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	6,098,700

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	2,076,340
15,000	5.750%, 9/01/42	9/17 at 100.00	N/R	15,554,400
29,500	5.800%, 9/01/47	9/17 at 100.00	N/R	30,652,860
165,808	Total Indiana			185,688,907
	Iowa – 1.5%

12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	12,637,680

81,940	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	83,509,056

5,355	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,523,472

1,000	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A, 5.550%, 11/01/41	11/13 at 100.00	N/R	1,004,450

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BBB	2,273,140

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$2,030	5.375%, 6/01/38	6/15 at 100.00	B+	$1,939,340
11,425	5.500%, 6/01/42	6/15 at 100.00	B+	10,928,013
2,075	5.625%, 6/01/46	6/15 at 100.00	B+	2,015,572

9,850	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	9,852,857

1,000	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,062,000

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	BBB–	2,300,153
130,925	Total Iowa			133,045,733
	Kansas – 0.6%

1,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company, Series 2005, 4.650%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB	1,037,690

5,405	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	5,535,639

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
1,650	5.250%, 5/15/22	5/17 at 100.00	N/R	1,727,468
490	5.500%, 5/15/39	5/17 at 100.00	N/R	501,304

1,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	1,005,380

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	586,050
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	2,499,653

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,117,925

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	19,039,275
1,960	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	2,008,412

5,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	5,087,550

8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	8,915,792

4,061	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (WI/DD, Settling 2/05/13) (Alternative Minimum Tax)	4/13 at 100.00	N/R	4,345,571
56,546	Total Kansas			53,407,709
	Kentucky – 0.2%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	9,552,880

3,070	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Tender Option Bond Trust 1068, 18.173%, 8/15/46 (IF) (5)	8/21 at 100.00	AA–	4,608,500

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	1,114,180

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,093,550

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)

$2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	$2,244,290
15,260	Total Kentucky			18,613,400
	Louisiana – 1.0%

	Ernest N. Morial – New Orleans Exhibition Hall Authority, Louisiana, Special Tax Refunding Bonds, Series 2012:
3,900	5.000%, 7/15/26	No Opt. Call	A+	4,524,039
1,750	5.000%, 7/15/27	No Opt. Call	A+	2,008,930

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	1,500

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
4,540	6.250%, 7/01/31	7/21 at 100.00	Baa2	5,332,866
15,000	6.375%, 7/01/41	7/21 at 100.00	Baa2	17,682,600

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	383,125

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4)	No Opt. Call	N/R	2,777,490

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,184,590

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	567,282
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,385,275

7,315	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	2/13 at 100.00	BBB–	8,751,593

750	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-2, 6.500%, 11/01/35	11/20 at 100.00	BBB–	883,680

14,440	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	16,442,395

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	667,373

9,725	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,954,510

6,100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	2,739,205

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
1,375	20.701%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	2,176,735
3,315	20.689%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	5,246,717

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	2,405,180
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	727,416

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	5/13 at 100.00	N/R	601,943

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	4/13 at 100.00	N/R	$504,441
107,658	Total Louisiana			93,948,885
	Maine – 0.2%

3,520	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (WI/DD, Settling 2/13/13)	7/23 at 100.00	Baa1	3,770,131

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Baa3	2,857,934
6,500	7.000%, 7/01/41	7/21 at 100.00	Baa3	8,025,680

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/13 at 100.00	B2	3,951,106
16,270	Total Maine			18,604,851
	Maryland – 1.3%

7,850	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	8,016,499

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	511,870

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	19,864,228

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,288,872
1,000	5.250%, 4/01/33	4/17 at 100.00	N/R	1,003,450

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.976%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	5,872,035

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,545,148

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.445%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	Aa2	1,065,133
1,710	17.653%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	Aa2	1,933,856

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16	No Opt. Call	N/R	1,506,747
54,000	5.000%, 12/01/31	12/16 at 100.00	N/R	37,480,320

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
675	5.625%, 10/01/23	10/13 at 100.00	B3	608,803
4,640	5.750%, 10/01/33	10/13 at 100.00	B3	4,193,261

2,080	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Frostburg State University Project, Series 2002A, 6.250%, 10/01/33	10/13 at 100.00	Ba3	2,093,541

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18 (4)	1/17 at 100.00	N/R	299,933
6,260	5.500%, 7/01/38 (4)	1/17 at 100.00	N/R	2,503,437

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R	4,173,025

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

$1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB	$1,634,475

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
260	5.375%, 7/01/14	7/13 at 100.00	B3	260,073
15,475	5.300%, 7/01/24	7/13 at 100.00	B3	15,157,917
136,950	Total Maryland			117,012,623
	Massachusetts – 1.2%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/13 at 102.00	Caa3	9,706,825

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	3/13 at 102.00	N/R	1,397,033

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	2,015,380

300	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	308,637

1,315	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,309,648

34,580	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	35,483,575

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	1,543,650

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	4,339,230

10,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	5/13 at 100.00	BBB	10,010,800

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	30,881
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	27,507

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
3,500	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	3,553,235
400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	400,556

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D, 5.250%, 10/01/23	4/13 at 100.00	BB–	2,753,273

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	2,026,620

4,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.500%, 7/01/40	7/15 at 100.00	BB–	4,108,000

5,358	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	2/13 at 100.00	D	4,577,489

4,162	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 6.375%, 2/15/43	2/13 at 100.00	D	416,237

6,404	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 6.625%, 2/15/43	2/13 at 100.00	D	64

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)

$2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.509%, 6/01/41 (IF) (5)	6/20 at 100.00	AA–	$3,335,600

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	1,605,626
1,505	5.000%, 1/01/21 – AMBAC Insured	7/13 at 100.00	N/R	1,505,151
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	4,001,680
12,945	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	12,943,964
131,929	Total Massachusetts			107,400,661
	Michigan – 3.6%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,995	6.000%, 11/01/28	11/18 at 100.00	BBB–	4,220,718
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	5,328,446

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	1,034,880

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,672,092

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
5,695	5.000%, 11/01/26	11/16 at 100.00	BB–	5,048,959
3,750	5.250%, 11/01/31	11/16 at 100.00	BB–	3,297,450
3,090	5.250%, 11/01/36	11/16 at 100.00	BB–	2,642,074

1,095	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/13 at 100.00	N/R	1,095,548

795	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/13 at 100.00	N/R	797,154

4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 18.541%, 5/01/29 – AGM Insured (IF) (5)	No Opt. Call	Aa2	8,389,311

5,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.672%, 5/01/27 – AGM Insured (IF)	No Opt. Call	Aa2	9,312,600

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
2,000	5.650%, 11/01/25	11/15 at 100.00	B+	1,745,440
500	5.750%, 11/01/30	11/15 at 100.00	B+	421,315
2,425	5.750%, 11/01/35	11/15 at 100.00	B+	1,978,388

7,100	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/13 at 100.00	B–	6,587,096

	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A:
12,725	5.000%, 7/01/32	7/22 at 100.00	A+	13,803,317
12,000	5.250%, 7/01/39	7/22 at 100.00	A+	13,093,080
5,365	5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–	5,821,830

2,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Tender Option Bond Trust 4068, 17.913%, 7/01/15 (IF) (5)	No Opt. Call	AA+	2,987,000

8,775	Detroit Water Supply System, Michigan, Water Supply System Revenue Refunding Second Lien Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA–	9,190,847

	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust 3789:
2,500	18.529%, 5/01/18 (IF) (5)	No Opt. Call	AA	3,596,000
1,750	18.210%, 5/01/18 (IF) (5)	No Opt. Call	AA	2,517,200

6,350	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1, 5.000%, 4/01/16	No Opt. Call	B	5,680,393

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
$500	5.375%, 4/01/16 – NPFG Insured	4/13 at 100.00	BBB	$492,560
2,000	5.375%, 4/01/18 – NPFG Insured	4/13 at 100.00	BBB	1,890,500

1,000	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22 – NPFG Insured	4/13 at 100.00	BBB	925,130

5,000	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/21 – AGM Insured	No Opt. Call	AA–	5,072,700

2,090	Detroit, Michigan, General Obligation Bonds, Unlimited Tax Series 2008A, 5.000%, 4/01/20	No Opt. Call	AA–	2,142,417

6,815	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B, 5.500%, 7/01/22 – NPFG Insured	No Opt. Call	A	8,038,020

	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,225	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,321,715
1,560	4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	1,569,703

12,480	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	15,418,790

9,770	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	10,580,715

1,095	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	804,212

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	3,613,680

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
11,825	4.875%, 8/15/27	8/17 at 100.00	N/R	11,613,451
14,145	5.000%, 8/15/38	8/17 at 100.00	N/R	13,421,908

1,000	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004, 6.200%, 1/01/25	1/15 at 100.00	N/R	1,030,250

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,833,164

1,000	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	12/14 at 102.00	N/R	1,031,270

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	12/14 at 102.00	N/R	1,900,437

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,990	5.700%, 10/01/21	No Opt. Call	N/R	2,091,132
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,274,157
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,466,410

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BBB–	1,147,520

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,618,517

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,417,057

6,385	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BBB–	7,528,043

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	414,332

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
$1,500	7.750%, 7/15/26	7/21 at 100.00	BB	$1,584,315
9,000	8.000%, 7/15/41	7/21 at 100.00	BB	9,572,490

5,845	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (5)	7/15 at 100.00	AA	6,011,348

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
2,900	7.900%, 10/01/21	4/13 at 100.00	Caa2	2,580,739
10,550	8.000%, 10/01/31	4/13 at 100.00	Caa2	9,388,551

1,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	1,010,600

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,545,469

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	975,610

3,655	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,690,088

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
320	7.250%, 4/01/20	No Opt. Call	BB	350,093
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,293,091
500	8.000%, 4/01/40	4/20 at 100.00	BB	564,320

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,672,540

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	BB+	2,280,780
11,200	5.500%, 11/15/35	5/15 at 100.00	BB+	11,299,456

570	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/13 at 100.00	Baa3	571,231

9,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	10,316,790

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
1,000	5.500%, 5/01/27	5/22 at 100.00	BBB–	1,018,780
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,345,771

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32 (WI/DD, Settling 2/07/13)	6/22 at 100.00	BB+	1,513,110

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
820	5.000%, 11/01/15	No Opt. Call	BB	823,911
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,713,951
750	6.750%, 5/01/21	No Opt. Call	BB	814,793
4,795	5.350%, 11/01/25	11/15 at 100.00	BB	4,742,255
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,619,149
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,798,254
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	6,664,986
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,883,123

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,336,287
308,865	Total Michigan			325,900,809

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.9%

$1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	$1,070,320

12,970	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,510,823

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,303,963

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27	11/15 at 100.00	N/R	440,058
1,000	6.000%, 11/01/37	11/15 at 100.00	N/R	1,028,410

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,072,570

2,260	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	6/13 at 100.00	B2	2,260,588

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	1,049,790
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,082,320

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	586,860

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,640,610

1,525	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,580,510

1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,735,494

2,400	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Higher Ground Academy Project, Series 2009, 8.500%, 12/01/38	6/14 at 102.00	N/R	2,536,032

460	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	468,372

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/13 at 100.00	N/R	1,617,936

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
390	6.625%, 12/01/23	6/14 at 102.00	N/R	404,586
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,191,974

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	BB+	410,504
500	6.000%, 9/01/36	9/14 at 102.00	BB+	514,540

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,342,042

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	2,218,168

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	847,020
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	1,225,074

2,195	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BBB-	2,387,502

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Minnesota (continued)

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
$2,700	5.750%, 5/01/25	5/15 at 100.00	BB+		$2,876,526
2,800	5.875%, 5/01/30	5/15 at 100.00	BB+		2,980,964

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R		8,860,748

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R		1,475,205
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R		778,536

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R		1,549,865
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R		3,162,750
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R		6,490,766

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R		1,053,720
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R		3,469,960
74,470	Total Minnesota				80,225,106
	Mississippi – 0.0%

4,865	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (4)	2/21 at 102.00	N/R		977,768

1,640	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R		1,396,635
6,505	Total Mississippi				2,374,403
	Missouri – 0.9%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R		252,665
600	5.625%, 3/01/25	3/16 at 100.00	N/R		594,528

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R	(6)	214,426
600	5.250%, 8/01/31 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R	(6)	644,400

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R		567,875
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R		2,590,620

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–		1,652,752

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R		1,333,904

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R		4,831,790

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
1,580	5.150%, 6/01/16	6/14 at 102.00	N/R		1,633,372
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R		2,974,710

18,500	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R		13,152,760

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–		1,533,135

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Missouri (continued)

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
$1,460	5.000%, 5/01/35	5/20 at 100.00	N/R		$1,467,826
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R		2,381,295

500	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38 (Pre-refunded 4/01/14)	4/14 at 100.00	A–	(6)	534,405

2,810	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Tender Option Bond Trust 4731, 13.870%, 11/15/42 (IF) (5)	11/22 at 100.00	AA–		2,923,159

550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	2/15 at 100.00	BBB+		562,326

2,580	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB		2,588,901

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R		1,250,361
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R		3,211,776

5,365	Saint Louis Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Councils Towers Apartments, Series 2010B, 7.250%, 12/15/13	6/13 at 100.00	N/R		5,381,363

9,000	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R		9,419,220

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	3/13 at 100.00	N/R		1,464,337

2,076	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	2/13 at 100.00	N/R		1,937,240

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/13 at 100.00	N/R		1,921,831

1,398	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	5/13 at 100.00	N/R		1,140,041

1,447	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/13 at 100.00	N/R		1,295,745

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (11)	No Opt. Call	N/R		1,336,428

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R		503,655
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R		1,006,130

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R		2,014,920

1,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–		1,482,795

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R		1,331,627

1,500	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Pre-refunded 6/01/13) (Alternative Minimum Tax)	6/13 at 101.00	A	(6)	1,539,810

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R		943,940
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R		2,241,600
92,332	Total Missouri				81,857,668

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.1%

$10,140	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/13 at 100.00	B	$10,175,997
	Nebraska – 0.5%

	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012:
8,690	5.000%, 9/01/32	9/22 at 100.00	A	9,732,887
500	5.250%, 9/01/37	No Opt. Call	A	565,750
35,025	5.000%, 9/01/42	9/22 at 100.00	A	38,457,100
44,215	Total Nebraska			48,755,737
	Nevada – 1.0%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.534%, 1/01/36 (IF)	1/20 at 100.00	A+	7,086,620

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.458%, 1/01/18 (IF)	No Opt. Call	A+	1,530,041

1,565	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,583,123

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	5,739,000

	Las Vegas, Nevada, Local Improvement and Refunding Bonds, Special Improvement District 808 and 810 Summerlin Village 23B, Series 2007:
4,610	5.875%, 6/01/21	6/13 at 100.00	N/R	4,714,601
11,770	6.125%, 6/01/31	6/13 at 100.00	N/R	11,972,091

3,060	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,154,034

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
500	6.000%, 8/01/27	4/15 at 102.00	N/R	483,575
2,495	6.150%, 8/01/37	4/15 at 102.00	N/R	2,308,424

	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006:
3,000	4.625%, 10/01/31 – NPFG Insured	10/16 at 100.00	A	3,024,990
5,000	4.500%, 10/01/36 – NPFG Insured	10/16 at 100.00	A	5,061,250

1,770	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	A	1,847,915

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,306,416

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,980	6.500%, 9/01/20	9/18 at 100.00	N/R	2,111,135
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	2,084,560

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
6,580	6.500%, 6/15/20	6/18 at 100.00	B2	6,875,705
25,590	6.750%, 6/15/28	6/18 at 100.00	B2	26,458,013
82,580	Total Nevada			87,341,493
	New Hampshire – 0.0%

1,235	New Hampshire Health and Ed Facilities Authority, Revenue Bonds, Southern New Hampshire University, Series 2012, 5.000%, 1/01/42	No Opt. Call	BBB	1,334,035

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	205,274
1,435	Total New Hampshire			1,539,309

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 2.6%

$6,422	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/31/49 (12)	No Opt. Call	N/R	$675,124

8,255	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	8,309,648

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,042,150

1,180	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,268,960

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	5/13 at 100.00	N/R	999,900

10,015	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (4)	5/13 at 100.00	N/R	8,949,104

20,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	B	20,655,000

770	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/13 at 100.00	B	772,880

8,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)	3/13 at 100.00	B	8,343,810

19,750	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	20,196,153

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B	1,505,670
5,210	7.000%, 11/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B	5,229,694

7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)	6/13 at 101.00	B	7,698,750

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,684,230

2,400	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	A–	3,011,496

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtual Health, Tender Option Bond Trust 3018:
1,575	19.319%, 7/01/38 – AGC Insured (IF) (5)	1/14 at 100.00	AA–	1,707,678
1,815	19.795%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	2,665,926
5,000	19.822%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	7,347,400
1,250	19.822%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	1,836,850

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
6,950	6.000%, 7/01/26	7/21 at 100.00	BB+	8,042,332
1,365	6.250%, 7/01/35	7/21 at 100.00	BB+	1,577,844

23,630	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	25,298,514

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002:
1,320	6.500%, 7/01/21	7/13 at 100.00	BB+	1,329,214
1,500	6.625%, 7/01/31	7/13 at 100.00	BB+	1,506,600

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

$5,715	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	$6,633,401

590	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Ba2	595,505

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 –RAAI Insured	7/13 at 100.00	N/R	2,000,800

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,644,250

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 11853-1, 22.061%, 6/01/16 – AGC Insured (Alternative Minimum Tax) (IF)	No Opt. Call	AA–	2,238,107

42,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA–	47,385,093

35,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	31,481,100
228,862	Total New Jersey			234,633,183
	New Mexico – 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,576,819
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,551,686

4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	BBB–	4,147,680

3,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	3,000,300

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,210	5.500%, 9/01/16	No Opt. Call	N/R	1,034,344
1,655	5.750%, 9/01/21	9/16 at 100.00	N/R	1,414,198
9,050	6.000%, 9/01/32	9/16 at 100.00	N/R	7,745,624

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,264,302

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,251,713
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,481,294
31,745	Total New Mexico			30,467,960
	New York – 2.9%

750	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	A3	818,250

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
12,430	0.000%, 7/15/32	No Opt. Call	BBB–	5,269,450
5,470	0.000%, 7/15/35	No Opt. Call	BBB–	1,935,669
19,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	23,415,798

1,125	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 5.250%, 4/01/35 (WI/DD, Settling 2/06/13)	1/23 at 100.00	BB+	1,166,321

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	513,660

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$6,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	$7,751,965

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
14,050	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	14,629,245
4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	5,442,606
12,600	8.000%, 8/01/28	8/16 at 101.00	N/R	13,832,574
10,500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	11,512,559

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17	No Opt. Call	N/R	1,118,022
12,570	5.750%, 10/01/27	10/17 at 100.00	N/R	5,784,714
28,560	5.750%, 10/01/37	10/17 at 100.00	N/R	13,139,599
61,500	5.875%, 10/01/46	10/17 at 102.00	N/R	28,291,230

8,555	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	8,875,128

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	5,282,746

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax) (4)	2/13 at 100.00	N/R	194,430
430	5.400%, 7/01/20 (Alternative Minimum Tax) (4)	2/13 at 100.00	N/R	418,141

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax) (4)	2/13 at 100.00	N/R	2,242,949

27,805	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	27,806,112

6,595	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/13 at 100.00	BB	6,760,469

3,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	3,865,896

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
2,085	5.000%, 5/15/20 (Alternative Minimum Tax)	5/13 at 100.00	B–	2,082,331
5,370	5.125%, 5/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B–	5,311,950

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484:
1,290	18.168%, 6/15/15 (IF)	No Opt. Call	AA+	1,967,069
2,500	18.202%, 6/15/15 (IF)	No Opt. Call	AA+	3,814,700
375	18.203%, 6/15/15 (IF)	No Opt. Call	AA+	584,730
1,250	18.202%, 6/15/32 (IF)	6/17 at 100.00	AA+	1,900,600
7,500	18.202%, 6/15/33 (IF)	6/19 at 100.00	AA+	11,715,300
625	18.202%, 6/15/33 (IF)	6/19 at 100.00	AA+	976,275

835	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A+	959,315

7,550	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49	1/20 at 100.00	A–	8,992,579

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
$1,875	18.566%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	$2,776,275
1,000	18.566%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	1,480,680

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, 14.039%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	2,195,935

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	17,699,040

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28	12/15 at 100.00	BBB–	1,107,990

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
5,000	5.250%, 12/01/16	No Opt. Call	BB	5,261,550
1,000	5.000%, 12/01/23	6/17 at 100.00	BB	1,033,740

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	100,005

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	1,001,650
305,375	Total New York			261,029,247
	North Carolina – 0.4%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,528,140

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
750	6.750%, 8/01/24	8/18 at 100.00	N/R	744,098
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	3,419,893

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.212%, 1/15/19 (IF)	No Opt. Call	AA–	2,460,509

	Durham Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, JFK Towers Project, Series 2012A:
1,900	5.000%, 12/01/35	No Opt. Call	A–	1,980,845
2,570	5.000%, 12/01/47	No Opt. Call	A–	2,605,929

5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R	5,185,583

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,115,060

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Tender Option Bond Trust 4278, 14.048%, 12/01/20 (IF) (5)	No Opt. Call	AA–	5,251,000

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,884,588
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,699,751

2,790	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Novant Health Inc., Tender Option Bond Trust 1066, 17.583%, 11/01/34 (IF) (5)	11/16 at 100.00	AA–	3,430,668
30,250	Total North Carolina			32,306,064

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 3.1%

$1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	$1,164,487

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
13,000	5.125%, 6/01/24	6/17 at 100.00	B–	12,052,950
74,190	5.875%, 6/01/30	6/17 at 100.00	B	68,032,972
56,150	5.750%, 6/01/34	6/17 at 100.00	B	50,192,485
10,110	6.000%, 6/01/42	6/17 at 100.00	BB+	9,241,551
21,035	6.500%, 6/01/47	6/17 at 100.00	B	20,552,667
4,065	5.875%, 6/01/47	6/17 at 100.00	B	3,676,223

14,970	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	14,233,925

2,650	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,930,715

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
800	5.000%, 12/01/22	12/16 at 100.00	N/R	781,736
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	891,230

3,570	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	3,938,888

2,600	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Tender Option Bonds Trust 1126, 13.113%, 8/01/47 (IF) (5)	8/19 at 100.00	A2	2,614,768

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,818,100

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 20.195%, 5/01/29 (IF)	5/19 at 100.00	AA–	2,738,812

17,820	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	18,550,620

	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Tender Option Bond Trust 1092:
3,735	17.518%, 1/15/41 (IF) (5)	1/22 at 100.00	A	5,043,445
2,250	17.518%, 1/15/41 (IF) (5)	1/22 at 100.00	A	3,038,220

500	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	2/13 at 100.00	B–	500,075

890	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	3/13 at 100.00	Baa3	891,558

1,785	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/13 at 100.00	Baa3	1,788,409

11,750	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Baa3	12,221,528

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/13 at 104.00	N/R	2,483,363
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/16 at 100.00	N/R	8,425,890

7,300	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/16 at 100.00	N/R	4,882,970

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	530,350

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$2,240	5.750%, 12/01/32	12/22 at 100.00	N/R	$2,417,856
5,500	6.000%, 12/01/42	12/22 at 100.00	N/R	5,998,575

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/13 at 100.00	B–	11,128,805

1,935	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	BBB+	1,966,947

505	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Project, Series 2003, 5.375%, 12/01/35	12/13 at 102.00	BB	518,898

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	1,649,113
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	2,582,440

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
326,925	Total Ohio			280,480,621
	Oklahoma – 1.2%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,082,074

3,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,484,670

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,460,183
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,341,887

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,558,096
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	12,261,666

49,398	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/13 at 100.00	N/R	49,519,025

14,555	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R	15,882,270

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,139,293
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,671,632
105,258	Total Oklahoma			108,400,796
	Oregon – 0.2%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,832,510

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A2	1,155,501
2,670	8.250%, 1/01/38	1/19 at 100.00	A2	3,442,244

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	4/13 at 100.00	N/R	400,840
130	5.000%, 10/01/21	7/13 at 100.00	N/R	102,135
735	5.350%, 10/01/31	4/13 at 100.00	N/R	487,114

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,768,160

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)

$8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	6/13 at 100.00	B–	$8,273,556

1,600	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012, 6.000%, 5/15/42	5/22 at 100.00	N/R	1,731,184

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	859,716
20,255	Total Oregon			21,052,960
	Pennsylvania – 3.2%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
7,915	6.750%, 11/01/24	11/19 at 100.00	BB	8,614,449
3,825	6.875%, 5/01/30	11/19 at 100.00	BB	4,189,943

7,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB	8,220,300

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
500	6.750%, 11/01/31	11/21 at 100.00	BBB–	564,945
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,846,800

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,089,981

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A:
10,320	5.000%, 11/15/28	11/17 at 100.00	CC	8,808,533
73,235	5.375%, 11/15/40	11/17 at 100.00	CC	62,578,575

4,785	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	4,881,753

8,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	Baa2	8,587,360

4,915	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,996,442

	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 4727:
375	18.171%, 11/01/40 (IF) (5)	5/22 at 100.00	AA	547,020
2,500	16.260%, 11/01/41 (IF) (5)	5/22 at 100.00	AA	3,173,900
2,275	18.171%, 11/01/44 (IF) (5)	5/22 at 100.00	AA	3,273,088

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB	1,329,680
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB	1,020,460

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
1,355	5.125%, 10/15/15	No Opt. Call	N/R	1,389,092
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	5,114,465
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	12,568,055

5,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	5,035,300

5,000	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A	5,388,000

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Tender Option Bond Trust 1111:
$1,525	17.218%, 6/01/42 (IF) (5)	6/22 at 100.00	A	$1,997,186
3,750	17.259%, 6/01/42 (IF) (5)	6/22 at 100.00	A	4,914,000

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	7,681,235
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,559,069

2,500	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/19 – AGM Insured	7/14 at 100.00	AA–	2,554,875

	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012:
1,000	5.000%, 4/01/27	4/22 at 100.00	BB+	1,035,640
1,125	5.000%, 4/01/33	4/22 at 100.00	BB+	1,140,626

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	507,310

1,450	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.828%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	2,350,044

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
750	6.000%, 2/01/21	2/15 at 100.00	N/R	767,618
10,500	6.250%, 2/01/35	2/15 at 100.00	N/R	10,685,955

1,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/36	No Opt. Call	BBB–	1,030,250

965	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	717,622

44,250	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/13 at 100.00	B–	44,254,868

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
200	6.500%, 1/01/14 (Alternative Minimum Tax) (13)	7/13 at 100.00	D	126,900
1,500	6.600%, 1/01/19 (Alternative Minimum Tax) (14)	7/13 at 100.00	D	970,200

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	1,145,460

2,100	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	CCC+	2,455,278

1,350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	No Opt. Call	BBB–	1,470,839

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
750	20.782%, 2/15/19 (IF)	No Opt. Call	AA–	1,294,868
1,205	21.280%, 2/15/19 (IF)	No Opt. Call	AA–	2,125,005

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	1,017,320

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	3,803,384

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
570	5.800%, 5/01/16	No Opt. Call	BBB–	596,163

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–	$1,436,690
985	6.250%, 5/01/33	5/16 at 100.00	BBB–	1,025,011

14,425	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	15,798,116

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	7/13 at 100.00	N/R	499,945

90	Scranton Parking Authority, Pennsylvania, Guaranteed Revenue Bonds, Series 2007, 5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	N/R	85,701

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	526,757

5,850	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	5,685,849

7,750	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	7,567,023

1,250	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,218,463

1,470	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,428,752

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	BBB+	580,497
292,515	Total Pennsylvania			290,272,660
	Puerto Rico – 0.5%

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,025	5.000%, 7/01/33	7/22 at 100.00	BBB	7,898,606
3,050	5.250%, 7/01/42	7/22 at 100.00	BBB	3,011,601

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	1,120,820

15,870	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/34 – AMBAC Insured	No Opt. Call	BBB+	4,125,089

14,885	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (4)	6/13 at 100.00	N/R	14,333,957

4,780	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/13 at 100.00	N/R	4,605,578

37,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	3,261,180

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond Trust 1081:
1,250	20.969%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	1,720,150
1,250	18.989%, 8/01/57 (IF) (5)	8/17 at 100.00	AA–	1,482,450
1,750	20.969%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	2,408,210
2,000	20.969%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	2,752,240
2,000	20.969%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	2,752,240

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	30,300
92,890	Total Puerto Rico			49,502,421
	Rhode Island – 0.3%

6,850	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	8,143,417

4,000	Rhode Island Health & Educational Building Corporation, Revenue Bonds, Providence Public Schools Financing Program, Series 2007A, 4.500%, 5/15/23 – AGM Insured	No Opt. Call	AA–	4,283,560

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)

$2,635	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3185, 19.286%, 10/01/42 (IF)	4/17 at 100.00	AA+	$3,065,032

2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.301%, 10/01/26 (IF)	10/16 at 100.00	AA+	2,835,728

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,723,306

1,280	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/13 at 100.00	BBB+	1,292,787

2,000	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/13 at 101.00	N/R	2,023,880
20,765	Total Rhode Island			23,367,710
	South Carolina – 0.5%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	579,171

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	2,623,808

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	7,051,915

3,895	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,902,790

2,795	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,797,851

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,670	5.250%, 10/01/26	11/16 at 100.00	N/R	2,461,393
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	3,929,602

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	1,140,315
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,029,550

70	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.125%, 8/01/23	8/13 at 100.00	BBB+	71,987

15,700	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	15,848,522

3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.750%, 8/01/39	8/19 at 100.00	BBB+	3,373,620

1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	AA–	1,535,538

3,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	7/13 at 100.00	B+	3,000,330
59,048	Total South Carolina			49,346,392
	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
2,905	19.366%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	4,242,113
1,250	19.374%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	1,825,600
250	19.374%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	365,120
4,405	Total South Dakota			6,432,833

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.4%

	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A:
$5,065	6.000%, 10/01/35	10/15 at 100.00	BB+	$5,291,102
2,000	5.125%, 10/01/35	10/15 at 100.00	BBB–	2,050,660

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
10,000	6.500%, 7/01/38	7/20 at 100.00	BBB+	12,078,700
4,605	6.000%, 7/01/38	7/20 at 100.00	BBB+	5,411,934

9,015	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	9,530,838

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (4)	11/17 at 100.00	N/R	3,765
19,500	5.500%, 11/01/46 (4)	11/17 at 100.00	N/R	48,945

69,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	81,057,060

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	7,598,837
132,925	Total Tennessee			123,071,841
	Texas – 7.3%

225	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB	245,014

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BB+	1,654,140
2,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BB+	2,158,920
2,995	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	3,137,891

26,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	Ba2	28,081,073

7,705	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/13 at 100.00	N/R	7,813,409

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BBB–	1,838,938
3,525	7.750%, 8/15/41	8/21 at 100.00	BBB–	4,161,016

	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds, Waters at Northern Hills Apartments Project, Series 2001A:
365	6.000%, 8/01/31 – NPFG Insured	8/13 at 100.00	Baa2	365,179
2,135	6.050%, 8/01/36 – NPFG Insured	8/13 at 100.00	Baa2	2,135,214

9,545	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Doral Club & Sutton House Apartments Project, Series 2001A, 5.550%, 10/01/36 – NPFG Insured	10/13 at 100.00	Baa2	9,656,295

1,330	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	2/13 at 100.00	Baa2	1,343,220

2,090	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America Opportunity for Housing – Colinas LLC Project, Series 2001A, 5.800%, 1/01/31 – NPFG Insured	7/13 at 100.00	Baa2	2,110,775

	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Honey Creek Apartments Project, Series 2000A:
250	6.125%, 4/01/20 – NPFG Insured	4/13 at 100.00	Baa2	250,063
1,885	6.200%, 4/01/30 – NPFG Insured	4/13 at 100.00	Baa2	1,873,011

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$9,545	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	C	$8,903,099

6,080	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	CC	743,280

3,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	CC	1,377,408

30,960	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	CC	5,113,663

12,725	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CC	1,656,032

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Ca	1,380,506

55,305	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	9,887,981

14,290	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CC	13,328,998

4,500	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	805,185

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	6,432,371

	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	BBB–	1,116,750
4,000	0.000%, 1/01/29	No Opt. Call	BBB–	1,902,440

25,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.750%, 1/01/41	1/21 at 100.00	BB+	29,328,250

2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,217,520

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
90	7.750%, 2/15/18	No Opt. Call	BBB–	99,491
7,500	9.000%, 2/15/38	2/18 at 100.00	BBB–	8,946,675

8,685	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Mandatory put 5/01/15) (Alternative Minimum Tax)	No Opt. Call	N/R	7,792,095

16,525	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	5/13 at 100.00	N/R	15,462,443

24,715	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (4)	5/13 at 100.00	N/R	21,350,794

42,460	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax) (4)	5/15 at 101.00	N/R	38,125,683

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$13,150	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax) (4)	5/13 at 100.00	N/R	$12,349,165

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	2,518,331

8,760	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	9,274,562

6,800	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	7,041,196

11,075	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	11,423,309

3,600	Guadalupe-Blanco River Authority, Texas, Combination Contract Revenue, Water Resources Division Revenue, and Surplus Water Project Revenue Bonds, Regional Raw Water Delivery, Series 2007A, 5.000%, 5/15/39 – NPFG Insured	5/17 at 100.00	AA–	3,968,064

3,745	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	3,824,394

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/13 at 100.00	BB+	2,534,453

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R	964,582
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	9,357,680

4,191	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	5/13 at 100.00	N/R	4,193,655

32,025	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/13 at 100.00	BBB	32,102,501

100	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/22 – NPFG Insured	No Opt. Call	BBB	58,432

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,145	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BBB	649,822
11,180	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BBB	5,985,884
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BBB	8,129,615
4,105	0.000%, 11/15/26 – NPFG Insured	No Opt. Call	BBB	1,974,218
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	BBB	2,263,950
12,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BBB	5,110,560
10,295	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BBB	4,119,956
2,515	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BBB	944,835
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BBB	1,771,300
1,090	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BBB	360,518
1,820	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BBB	523,632
35	0.000%, 11/15/35 – NPFG Insured	11/31 at 78.18	BBB	9,431
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BBB	1,044,493
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BBB	359,839
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BBB	427,881
1,005	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BBB	209,311
9,300	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BBB	1,819,173
4,005	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	735,638

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
4,415	5.250%, 11/15/30 – NPFG Insured	5/13 at 100.00	BBB	4,421,049
510	5.375%, 11/15/41 – NPFG Insured	5/13 at 100.00	BBB	510,709
300	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	62,289

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BBB	$34,607
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	BBB	196,474
1,220	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BBB	370,843
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BBB	61,516
185	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BBB	49,584
17,675	0.000%, 11/15/39	11/24 at 41.26	BBB	3,716,522

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A:
30	5.250%, 11/15/30 – NPFG Insured	5/13 at 100.00	BBB	29,826
180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	BBB	60,802
36,660	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	BBB	9,428,585
450	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	BBB	100,494

	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series 1998A:
1,295	5.000%, 11/15/25 – NPFG Insured	5/13 at 100.00	BBB	1,295,583
3,275	5.000%, 11/15/28 – NPFG Insured	5/13 at 100.00	BBB	3,276,376

3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,736,848

8,590	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,643,258

6,490	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	6,667,826

4,350	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E, 7.000%, 7/01/29	7/13 at 100.00	B	4,368,488

2,540	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/13 at 100.00	B	2,549,957

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	B	7,801,920

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/13 at 100.00	B	2,981,642

11,375	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	11,703,169

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	2/13 at 100.00	N/R	4,329,842

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	BBB	5,221,485

5,755	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2005A, 4.400%, 5/01/30 – AMBAC Insured	No Opt. Call	BBB	6,094,200

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/15 at 103.00	BBB–	1,576,080

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 20.727%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	17,698,864

1,600	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,845,728

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	B+	18,518,160

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$8,900	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	B+	$9,035,725

9,375	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%, 12/15/47	12/21 at 100.00	N/R	9,914,906

4,500	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	5,227,470

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28	11/15 at 100.00	CCC	624,403

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	CC	115,010

2,075	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,384,756

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BBB–	1,571,954

11,685	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	15,171,453

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	117,569

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
6,350	5.000%, 12/15/30	No Opt. Call	A3	6,909,181
25,500	5.000%, 12/15/31	No Opt. Call	A3	27,704,220
24,150	5.000%, 12/15/32	No Opt. Call	A3	26,173,770

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,862,775
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,439,199
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,683,320

1,900	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,277,929

3,515	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	3,603,543

850	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds, Uplift Education, Series 2007A, 5.875%, 12/01/36	12/17 at 100.00	BBB–	915,102

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	1,043,220

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BB+	6,564,415

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	CC	117,620

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
1,405	5.250%, 11/01/27	11/17 at 100.00	Baa2	1,517,091
3,610	5.250%, 11/01/32	11/17 at 100.00	Baa2	3,842,592

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,400	5.375%, 11/01/37	11/17 at 100.00	Baa2	$5,757,642

1,020	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – NPFG Insured	8/16 at 100.00	BBB	1,051,120
848,086	Total Texas			664,823,913
	Utah – 0.7%

610	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/13 at 100.00	N/R	610,921

2,500	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,870,650

900	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	890,406

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
2,605	5.550%, 11/15/21	11/16 at 100.00	N/R	2,691,773
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,164,820
8,195	5.700%, 11/15/36	11/16 at 100.00	N/R	8,319,482

4,500	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	BBB–	4,674,645

6,070	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	6,124,144

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,121,520

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
2,005	6.250%, 6/15/28	6/17 at 100.00	N/R	2,040,007
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	3,028,907

2,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	7/20 at 100.00	BBB–	2,936,108

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,110	8.000%, 7/15/30	7/18 at 102.00	N/R	2,282,092
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,213,924

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,909,393

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,490	5.750%, 7/15/22	7/15 at 102.00	N/R	1,511,545
1,530	5.875%, 7/15/27	7/15 at 102.00	N/R	1,542,148
3,475	6.000%, 7/15/37	7/15 at 102.00	N/R	3,496,406

3,300	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	3,414,147
57,155	Total Utah			59,843,038
	Virgin Islands – 0.2%

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,850,350

9,130	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+	9,776,130

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,462,357
13,870	Total Virgin Islands			15,088,837

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.8%

$213	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	$215,334

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,439	6.250%, 3/01/18	3/14 at 102.00	N/R	1,779,738
5,954	6.600%, 3/01/25	3/14 at 102.00	N/R	4,208,287
3,538	6.750%, 3/01/34	3/14 at 102.00	N/R	2,483,216

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	3,797,813
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	11,588,665

2,800	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%, 12/01/42	12/23 at 100.00	N/R	2,825,480

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/13 at 100.00	B+	259,982

2,620	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26	5/13 at 100.00	B+	2,622,122

1,250	Lexington Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Kendall at Lexington Retirement Community, Inc., Series 2007A, 5.500%, 1/01/37	1/17 at 100.00	N/R	1,274,600

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA–	1,306,144
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA–	1,946,222

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,423,015

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,000	5.800%, 9/01/17	No Opt. Call	N/R	1,078,130
6,217	6.250%, 9/01/24	9/17 at 100.00	N/R	6,684,083
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,328,638
8,360	6.450%, 9/01/37	9/17 at 100.00	N/R	8,952,975

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	753,906

75,980	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	63,447,859

945	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30 (Pre-refunded 3/01/13)	3/13 at 100.00	N/R (6)	949,583

17,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R	18,476,110

3,900	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	4,053,387

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,765,300
14,000	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	15,334,480
180,297	Total Virginia			164,555,069

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 1.8%

$1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (5)	6/19 at 100.00	AA	$1,815,971

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	20.060%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	3,799,500
750	20.060%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	1,139,850

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,169,816

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,690	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,606,261
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	2,223,745

2,315	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,980,308

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	B+	6,876,840

2,110	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,975,340

	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project, Series 2003A:
1,655	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,576,619
260	5.250%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	228,114
6,290	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	5,864,796

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
750	5.000%, 12/01/32	12/21 at 100.00	Baa3	798,698
8,440	5.000%, 12/01/42	12/21 at 100.00	Baa3	8,866,726

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4728:
1,770	18.171%, 10/01/42 (IF) (5)	10/22 at 100.00	AA	2,668,310
2,500	18.171%, 10/01/42 (IF) (5)	10/22 at 100.00	AA	3,768,800
2,500	18.171%, 10/01/42 (IF) (5)	10/22 at 100.00	AA	3,768,800

4,440	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4730, 15.315%, 10/01/40 (IF) (5)	10/22 at 100.00	AA	5,131,752

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 1180:
2,500	18.015%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	3,447,700
4,810	18.011%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	6,632,894

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 3295:
2,310	18.136%, 4/01/20 (IF) (5)	No Opt. Call	AA	3,369,435
7,500	18.273%, 10/01/42 (IF)	10/22 at 100.00	AA	11,306,400

	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180:
3,545	20.016%, 4/01/16 (IF) (5)	No Opt. Call	AA	5,296,655
2,500	17.965%, 10/01/35 (IF) (5)	10/20 at 100.00	AA	3,447,700

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006:
1,600	5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	BBB–	1,637,392
2,000	5.000%, 12/01/24 – RAAI Insured	12/16 at 100.00	BBB–	2,038,180

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Washington (continued)
$1,810	5.000%, 12/01/25 – RAAI Insured	12/16 at 100.00	BBB–		$1,835,503
3,550	4.500%, 12/01/26 – RAAI Insured	12/16 at 100.00	BBB–		3,512,335
27,180	4.750%, 12/01/31 – RAAI Insured	12/16 at 100.00	BBB–		27,027,792
3,545	5.000%, 12/01/36 – RAAI Insured	12/16 at 100.00	BBB–		3,564,994

	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095:
1,000	17.383%, 8/15/42 (IF) (5)	8/22 at 100.00	AA–		1,429,960
6,515	17.374%, 8/15/44 (IF) (5)	8/22 at 100.00	AA–		9,380,949
395	17.277%, 8/15/44 (IF) (5)	8/22 at 100.00	AA–		567,761

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.202%, 10/01/39 (IF) (5)	4/20 at 100.00	AA		2,748,075
1,520	19.295%, 10/01/39 (IF) (5)	4/20 at 100.00	AA		2,227,180

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R		2,154,112
14,225	6.750%, 10/01/47	No Opt. Call	N/R		14,485,744

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–		2,661,942
142,895	Total Washington				165,032,949
	West Virginia – 0.5%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB		383,276

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,798,732

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
15,165	6.500%, 10/01/38	10/18 at 100.00	N/R		15,796,016
22,275	6.750%, 10/01/43	10/18 at 100.00	N/R		23,468,940
39,480	Total West Virginia				41,446,964
	Wisconsin – 1.5%

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(6)	514,476

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R		8,624,467

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22 (4)	8/15 at 102.00	N/R		89,958

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–		731,663
500	7.125%, 7/01/42	7/19 at 100.00	BBB–		551,715

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
2,475	5.500%, 4/01/32	No Opt. Call	BB+		2,570,461
4,250	5.750%, 4/01/42	No Opt. Call	BB+		4,424,675

1,000	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–		1,026,810

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyageur Foundation Inc. Detroit Project, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	N/R		1,134,056
3,275	6.200%, 10/01/42	10/22 at 100.00	N/R		3,385,269

118	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39		6/20 at 100.00	Baa2	$1,399,489

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.911%, 8/15/37 (IF) (5)		2/20 at 100.00	AA–	4,088,700

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33		1/14 at 100.00	N/R	2,264,985

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.141%, 4/01/17 (IF) (5)		No Opt. Call	AA–	1,386,545

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35		5/21 at 100.00	A+	1,182,370
3,925	6.000%, 5/01/41		5/21 at 100.00	A+	4,661,291

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38		12/19 at 100.00	AA–	554,950

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36		5/16 at 100.00	BBB+	3,268,320

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35		3/15 at 100.00	BBB	2,849,280

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113:
1,335	14.227%, 8/15/26 (IF)		8/13 at 100.00	A–	1,872,952
9,750	14.227%, 8/15/30 (IF)		8/16 at 100.00	A–	12,155,130
3,535	14.711%, 8/15/31 (IF)		8/16 at 100.00	A–	4,465,023
3,750	14.721%, 8/15/34 (IF)		8/16 at 100.00	A–	4,706,250

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/26 (UB)		8/16 at 100.00	A–	8,646,313

35,655	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47		6/22 at 100.00	N/R	38,642,889

25,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20		12/13 at 100.00	N/R	25,298,750
128,485	Total Wisconsin				140,496,787
$9,756,058	Total Municipal Bonds (cost $8,276,288,456)				9,017,217,102

Shares	Description (1)				Value
	COMMON STOCKS – 0.0%

	Containers & Packaging – 0.0%

10,846	Rock-Tenn Company (15)				$856,292
	Total Common Stocks (cost $ —)				856,292

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%

	Machinery – 0.1%

$7,000	Navistar International Corporation	8.250%	11/01/21	B3	$6,877,500
	Transportation – 0.0%

60	Las Vegas Monorail Company, Senior Interest Bonds (7), (21)	8.250%	11/01/21	N/R	43,313

18	Las Vegas Monorail Company, Senior Interest Bonds (7), (21)	5.000%	4/30/28	N/R	7,478
78	Total Transportation				50,791
$7,078	Total Corporate Bonds (cost $6,665,680)				6,928,291

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	PROMISSORY NOTE (16) – 0.0%

56,564	Confluence Energy, LLC (7)	$19,797
	Total Promissory Note (cost $19,797)	19,797
	Total Investments (cost $8,282,973,933) – 99.5%	9,025,021,482
	Floating Rate Obligations – (2.1)%	(192,025,000)
	Other Assets Less Liabilities – 2.6% (17)	234,591,796
	Net Assets – 100%	$9,067,588,278

Investments in Derivatives as of January 31, 2013

Credit Default Swaps outstanding:
Counterparty	Referenced Entity	Buy/Sell Protection (18)	Current Credit Spread (19)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs	Texas Competitive Electric Holdings Company LLC	Buy	134.32%	$2,000,000	5.000%	9/20/14	$1,045,562	$(79,438)

Forward Swaps outstanding:
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$100,000,000	Receive	3-Month USD-LIBOR	2.670%	Semi-Annually	6/26/14	6/26/42	$9,967,896

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$9,017,037,126	$179,976	$9,017,217,102
Common Stocks	856,292	—	—	856,292
Corporate Bonds	—	6,877,500	50,791	6,928,291
Promissory Note	—	—	19,797	19,797
Derivatives:
Credit Default Swaps*	—	(79,438)	—	(79,438)
Forward Swaps*	—	9,967,896	—	9,967,896
Total	$856,292	$9,033,803,084	$250,564	$9,034,909,940
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

120	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Credit	Swaps	—	$—	Unrealized depreciation on credit default swaps*	$(79,438)
Interest Rate	Swaps	Unrealized appreciation on forward swaps	9,967,896	—	—
Total			$9,967,896		$(79,438)
*	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the unrealized appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $8,063,974,985.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,057,683,606
Depreciation	(288,663,119)
Net unrealized appreciation (depreciation) of investments	$769,020,487

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.80% to 4.35%.

(9)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 4.700%.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50%.

(12)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(13)	On July 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%. On December 20, 2012, the Fund’s Adviser further reduced the security’s interest rate of accrual from 5.200% to 4.225%.

(14)	On July 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 5.280%. On December 20, 2012, the Fund’s Adviser further reduced the security’s interest rate of accrual from 5.280% to 4.290%.

(15)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(16)	Promissory Note entered into as part of the acquisition of competing creditor interests and claims in connection with the restructuring of Colorado State Housing and Finance Authority Revenue – Confluence Energy LLC Revenue Bonds, 6.20% coupon, maturity 4/1/16, and the recapitalization of the bonds’ issuer.

(17)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(18)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(19)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(20)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(21)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.

N/R	Not rated.

WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

122	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 0.4%

$275	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2010, 6.000%, 7/01/23 – AGM Insured	7/20 at 100.00	AA–		$336,551
	Arizona – 4.2%

250	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB		260,208

500	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+		574,350

345	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/25	7/22 at 100.00	A1		402,770

130	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA–		143,074

1,110	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, San Juan Project, Series 2009A, 4.950%, 10/01/20	No Opt. Call	BBB		1,267,828

400	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/21	No Opt. Call	AA–		487,852

10	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	Aa2		10,364

75	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	A–		86,829
2,820	Total Arizona				3,233,275
	Arkansas – 0.1%

70	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	Baa2	(4)	75,461
	California – 4.8%

275	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+		309,328

425	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/16	No Opt. Call	AA		484,475

185	California Department of Water Resources, Power Supply Revenue Bonds, Series 2011N, 5.000%, 5/01/21	No Opt. Call	AA		231,400

90	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33 (Pre-refunded 3/01/13)	3/13 at 100.00	A	(4)	90,357

145	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A		159,245

120	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A		146,020

45	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E, 5.500%, 6/01/15	No Opt. Call	A2		46,996

210	California Statewide Communities Development Authority, Insured Revenue Refunding Bonds, Rady Children’s Hospital of San Diego, Series 2006A, 5.000%, 8/15/23 – NPFG Insured	8/16 at 100.00	A+		233,069

175	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A1		178,148

120	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB		125,737

500	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1		409,430

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$50	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	$57,615

175	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	207,694

80	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	3/13 at 100.00	A3	80,147

100	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 5.000%, 5/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	119,840

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	870,624
3,495	Total California			3,750,125
	Colorado – 3.6%

500	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	602,525

150	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.250%, 12/01/22 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	161,780

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA–	1,131,690

445	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB	335,299

100	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	BBB	110,307

395	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3	450,067
2,590	Total Colorado			2,791,668
	Connecticut – 0.2%

190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	195,333
	District of Columbia – 0.5%

95	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	111,949

100	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/16	No Opt. Call	AAA	116,533

135	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	152,412
330	Total District of Columbia			380,894
	Florida – 4.5%

100	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	118,820

520	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	615,670

165	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	181,997

95	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	101,513

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012, 4.000%, 10/01/19	No Opt. Call	AA	$1,150,350

500	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/22	No Opt. Call	Aa2	618,595

15	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+	16,016

545	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	667,129
2,940	Total Florida			3,470,090
	Georgia – 3.1%

150	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	180,269

150	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA–	165,749

150	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	184,557

35	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	37,909

500	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	513,435

100	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Ogelthrope Power Company – Vogtle Plant, Series 2008, 0.900%, 1/01/39 (Mandatory put 3/01/13)	No Opt. Call	A	100,035

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
120	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	BBB	129,690
60	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	BBB	69,785

55	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/19	12/14 at 100.00	BBB–	56,396

200	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	229,910

80	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 – FGIC Insured	No Opt. Call	A+	87,900

420	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	489,014

100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	114,915
2,120	Total Georgia			2,359,564
	Guam – 1.0%

640	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	752,621
	Idaho – 0.1%

95	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	115,967
	Illinois – 6.9%

65	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	65,097

280	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	Aa3	341,790

155	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	181,352

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–		$575,780

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	A+		394,358

740	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–		802,515

100	Illinois Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series 2011-IL, 4.000%, 12/01/21	No Opt. Call	AA		113,757

175	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%, 8/01/27 – AMBAC Insured	8/13 at 100.00	BBB		175,175

110	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	7/13 at 100.00	Baa2		110,440

500	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B, 5.000%, 12/15/17	12/16 at 100.00	AA+		579,615

	Illinois State, General Obligation Bonds, Refunding Series 2012:
490	5.000%, 8/01/21	No Opt. Call	A2		567,190
50	5.000%, 8/01/25	8/22 at 100.00	A2		56,548

130	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A2		142,253

130	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A3		122,043

90	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	85,636

180	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Series 2007A, 5.000%, 1/01/19 – NPFG Insured	1/18 at 100.00	A2		206,300

485	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A		569,215

180	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 6/01/19 – AGM Insured	No Opt. Call	AA		216,970
4,685	Total Illinois				5,306,034
	Indiana – 2.3%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A		583,715

290	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Series 2011N, 5.000%, 3/01/25	3/21 at 100.00	AA–		327,619

500	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+		589,295

100	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA		122,819

100	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+		122,177
1,490	Total Indiana				1,745,625
	Iowa – 1.0%

500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 5.000%, 10/01/31	10/21 at 100.00	Baa3		544,700

180	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A, 5.000%, 6/01/18	No Opt. Call	AA		216,853
680	Total Iowa				761,553

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 4.6%

$50	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.000%, 11/15/21	No Opt. Call	A2	$58,528

600	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/19	No Opt. Call	Baa1	682,434

500	Kansas Turnpike Authority, Revenue Bonds, Series 2012A, 5.000%, 9/01/22 – AGM Insured	9/20 at 100.00	AA–	604,070

1,025	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System Revenue Bonds, Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,232,273

1,430	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	944,401
3,605	Total Kansas			3,521,706
	Kentucky – 1.7%

125	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	146,235

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
220	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	245,865
185	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	206,123

100	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2, 0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA–	67,710

50	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010A, 2.750%, 7/01/16	No Opt. Call	AAA	52,811

200	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	AAA	243,220

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	143,991

150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	152,787

50	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B, 0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	46,242
1,210	Total Kentucky			1,304,984
	Louisiana – 4.6%

25	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	26,389

100	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 5.625%, 7/01/26	7/21 at 100.00	Baa2	112,654

50	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	2/13 at 100.00	BBB–	59,820

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A–	201,000

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,197,560

500	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA–	581,215

1,000	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–	1,210,300

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$130	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	$143,857
3,005	Total Louisiana			3,532,795
	Maine – 0.6%

250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25 (WI/DD, Settling 2/13/13)	7/23 at 100.00	Baa1	284,035

165	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	AA–	191,819
415	Total Maine			475,854
	Massachusetts – 1.0%

100	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	113,375

100	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	A–	115,622

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	7/13 at 100.00	N/R	530,053

15	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured	No Opt. Call	Aa1	16,232
745	Total Massachusetts			775,282
	Michigan – 3.5%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	107,449

280	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.250%, 7/01/19 – NPFG Insured	7/16 at 100.00	BBB	308,636

160	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	162,962

420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 6.000%, 7/01/15 – NPFG Insured	No Opt. Call	A+	461,055

115	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/21 – FGIC Insured	No Opt. Call	A+	83,668

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
200	5.000%, 10/01/17	No Opt. Call	BBB+	219,944
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	570,045
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA–	217,525

95	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BBB–	104,697

110	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA	124,548

50	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 1.350%, 11/15/47 (Mandatory put 4/01/13)	No Opt. Call	AA+	50,101

100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.000%, 11/15/20	11/19 at 100.00	A	116,556

115	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	131,184

50	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/19	No Opt. Call	AA–	60,765
2,470	Total Michigan			2,719,135

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Minnesota – 0.8%

$55	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings-Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	A–		$63,479

40	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		41,211

135	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+		164,969

335	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–		363,619
565	Total Minnesota				633,278
	Mississippi – 0.1%

60	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/13 at 100.00	BBB		60,185
	Nebraska – 0.6%

185	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 12/01/14	No Opt. Call	A		194,659

200	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/24	4/22 at 100.00	A		241,912

50	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	A1		60,535
435	Total Nebraska				497,106
	Nevada – 0.8%

315	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA–		360,407

230	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/25	6/22 at 100.00	AA+		276,913
545	Total Nevada				637,320
	New Jersey – 3.8%

50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/13 – FGIC Insured (ETM)	No Opt. Call	Aaa		50,879

55	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/24	6/22 at 100.00	BBB+		63,776

500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/19 (Alternative Minimum Tax)	3/13 at 100.00	B		512,335

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Drew University, Series 2003C, 5.250%, 7/01/20 – FGIC Insured	No Opt. Call	Baa1		1,163,400

90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–		101,461

155	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/23	No Opt. Call	A+		196,790

255	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+		287,380

165	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3		190,892

40	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3	(4)	46,972

300	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	B1		300,099
2,610	Total New Jersey				2,913,984

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York – 4.7%

$300	Dormitory Authority of the State of New York, Revenue Bonds, Culinary Institute of America, Series 2012, 5.000%, 7/01/21	No Opt. Call	Baa2		$350,772

70	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A		77,839

445	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A		503,736

165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/19	No Opt. Call	A		200,252

235	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		255,534

370	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 5.000%, 6/01/25	6/22 at 100.00	Aa3		418,030

5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA		5,400

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
45	5.500%, 6/01/19	6/13 at 100.00	AA–		45,766
50	5.500%, 6/01/21	6/13 at 100.00	AA–		50,834

1,080	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2008D, 5.500%, 1/01/19	No Opt. Call	AA–		1,324,725

195	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA		228,363

100	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/21	No Opt. Call	Aa3		122,950

60	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–		71,587
3,120	Total New York				3,655,788
	North Carolina – 5.9%

75	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R		74,410

250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–		289,328

335	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 4.000%, 10/01/21	No Opt. Call	A1		377,686

200	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB		229,754

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
640	6.000%, 1/01/22	No Opt. Call	A–		835,616
50	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		65,377

100	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured	10/14 at 100.00	AA–	(4)	108,819

1,030	North Carolina State, General Obligation Bonds, Series 2005B, 5.000%, 4/01/16	No Opt. Call	AAA		1,175,611

650	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21	No Opt. Call	AA		814,938

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
$90	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA–	$104,256
435	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	499,258
3,855	Total North Carolina			4,575,053
	North Dakota – 0.6%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–	428,896
	Ohio – 4.5%

100	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	116,034

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
175	5.000%, 6/01/16	No Opt. Call	A1	194,471
110	5.000%, 6/01/17	No Opt. Call	Baa1	124,853

500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	463,575

255	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	319,512

260	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart- Convention Center Project, Series 2010F, 5.250%, 12/01/25	12/20 at 100.00	AA	309,897

140	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	A1	165,206

570	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	659,775

40	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	41,852

380	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	463,615

500	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/21	No Opt. Call	Aa3	607,960
3,030	Total Ohio			3,466,750
	Oregon – 0.7%

455	Oregon Health and Science University, Revenue Bonds, Series 2012A, 5.000%, 7/01/22	No Opt. Call	A+	555,673
	Pennsylvania – 4.4%

745	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/23	7/22 at 100.00	A2	897,621

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB–	967,974

500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	588,315

175	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B, 5.000%, 1/01/21	1/19 at 100.00	Aaa	210,376

135	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	151,100

230	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA+	267,212

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$200	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A1		$236,976

100	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/21	No Opt. Call	A+		121,592
2,925	Total Pennsylvania				3,441,166
	Puerto Rico – 0.3%

210	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/16 – FGIC Insured (ETM)	No Opt. Call	BBB+	(4)	245,330
	South Carolina – 1.3%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R		355,005

585	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	A–		684,661
1,085	Total South Carolina				1,039,666
	Tennessee – 2.3%

230	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA–		272,444

60	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/30	11/21 at 100.00	BBB+		65,570

150	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/15	No Opt. Call	AA		166,161

495	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-1C, 3.650%, 7/01/29	1/22 at 100.00	AA+		512,929

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
100	5.000%, 9/01/13	No Opt. Call	A		102,459
180	5.250%, 9/01/26	No Opt. Call	A		210,157

390	West Tennessee Public Utility District, Weakley, Carroll and Benton Counties, Tennessee, Gas System Revenue Bonds, Refunding Series 2012, 4.000%, 3/01/22	No Opt. Call	A–		438,851
1,605	Total Tennessee				1,768,571
	Texas – 6.4%

500	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+		554,340

1,150	Brazoria County, Texas, Certificates of Obligation, Series 2012, 5.000%, 3/01/21	No Opt. Call	AA+		1,427,813

75	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–		87,134

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+		219,558

125	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/14 – NPFG Insured	5/13 at 100.00	BBB		113,668

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BBB		79,596

50	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	BBB		34,740

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$200	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	$241,974

100	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/25	7/21 at 100.00	A+	117,540

25	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured	10/13 at 101.00	A	25,706

100	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 5.250%, 1/01/20	No Opt. Call	A–	116,434

220	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	232,206

500	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/18	No Opt. Call	BBB+	585,905

350	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	454,430

150	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/21	No Opt. Call	A–	175,335

365	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	414,757

50	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	57,450
4,405	Total Texas			4,938,586
	Utah – 2.7%

500	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/22	10/19 at 100.00	AA+	602,275

295	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	356,047

925	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A1	1,124,976
1,720	Total Utah			2,083,298
	Virgin Islands – 0.1%

60	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	65,100
	Virginia – 2.2%

500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series 2002, 1.875%, 4/01/27 (Mandatory put 4/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB	507,730

350	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/22	No Opt. Call	BBB	411,222

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
200	0.000%, 7/01/25	No Opt. Call	BBB–	121,124
690	0.000%, 7/01/26	No Opt. Call	BBB–	393,245

250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	274,723
1,990	Total Virginia			1,708,044
	Washington – 2.8%

100	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A	113,243

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$250	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa3	$300,895

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19	No Opt. Call	Baa3	527,505

1,000	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2013R-13C, 5.000%, 7/01/22 (WI/DD, Settling 2/05/13)	No Opt. Call	AA+	1,262,677
1,850	Total Washington			2,204,320
	Wisconsin – 0.6%

125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, 5.250%, 8/15/18	8/16 at 100.00	A–	141,453

160	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	193,486

95	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA	104,624
380	Total Wisconsin			439,563
	Wyoming – 0.3%

180	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B, 5.000%, 12/01/21	No Opt. Call	BBB	206,543
$65,355	Total Investments (cost $71,624,575) – 94.6%			73,168,737
	Other Assets Less Liabilities – 5.4% (5)			4,183,721
	Net Assets – 100%			$77,352,458

Investments in Derivatives as of January 31, 2013

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation) (5)
Barclays PLC	$3,800,000	Receive	CPURNSA	2.480%	5/25/18	(7)	5/24/13	5/24/18	$34,914
Barclays PLC	4,000,000	Receive	CPURNSA	2.560	12/31/18	(7)	12/28/12	12/28/18	766
Barclays PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	(7)	2/08/13	2/08/19	32,996
Barclays PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	(7)	12/28/12	12/28/19	(4,963)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693	2/03/20	(7)	2/01/13	2/01/20	3,201
Barclays PLC	7,500,000	Receive	CPURNSA	2.560	8/10/20	(7)	8/07/13	8/07/20	128,681
Barclays PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	(7)	9/30/13	9/30/21	91,871
Barclays PLC	3,500,000	Receive	CPURNSA	2.910	11/15/23	(7)	11/14/13	11/14/23	(9,771)
Morgan Stanley	5,500,000	Receive	CPURNSA	2.130	1/11/16	(7)	1/08/13	1/08/16	14,642
Morgan Stanley	9,750,000	Receive	CPURNSA	2.275	5/26/16	(7)	11/25/13	5/25/16	46,414
Morgan Stanley	3,000,000	Receive	CPURNSA	2.468	11/15/16	(7)	11/14/13	11/14/16	9,667
Morgan Stanley	3,750,000	Receive	CPURNSA	2.440	9/28/17	(7)	9/27/13	9/27/17	32,835
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595	11/06/18	(7)	11/05/13	11/05/18	28,953
Morgan Stanley	4,000,000	Receive	CPURNSA	2.700	4/11/22	(7)	4/08/13	4/08/22	45,205
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650	8/08/24	(7)	8/07/13	8/07/24	73,482
									$528,893

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

134	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$73,168,737	$—	$73,168,737
Derivatives:
Consumer Price Index Swaps*	—	528,893	—	528,893
Total	$—	$73,697,630	$—	$73,697,630
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on forward swaps, net	$543,627	—	$—
Interest Rate	Swaps	Unrealized appreciation on forward swaps, net	(14,734)	—	—
Total			$528,893		$—

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

January 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $71,614,240.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,861,532
Depreciation	(307,035)
Net unrealized appreciation (depreciation) of investments	$1,554,497

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each consumer price index swap contract.

(7)	Fixed Rate Payment is due one business day after contract Termination Date.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

136	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.6%

	Alabama – 0.8%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,263,520
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,467,727

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,682,919
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	3,113,272

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,278,527

10,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/14	No Opt. Call	B	10,015,500

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,330,460

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,783,772

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,749,705
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,683,680
30,075	Total Alabama			32,369,082
	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,524,700

400	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 4.375%, 6/01/15 – ACA Insured	No Opt. Call	N/R	404,224

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+	5,517,840
9,400	Total Alaska			9,446,764
	Arizona – 4.2%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	AA–	4,637,348

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,415,859
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,966,381

2,817	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.500%, 11/15/23 (Pre-refunded 11/15/13)	11/13 at 101.00	AAA	3,001,260

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A	2,709,203
1,000	5.000%, 4/01/17	4/14 at 100.00	A	1,039,900

	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,989,712
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	18,888,286
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	19,350,426

150	Arizona State Game and Fish Department and Commission, Beneficial Interest Certificates in Lease Purchase Agreement, AGF Administration Building Project, Series 2006, 4.500%, 7/01/15	No Opt. Call	A3	161,997

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA-	2,223,348

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$30	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA–		$34,875
5,120	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA–		6,170,573
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA–		6,095,331
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA–		7,279,620
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA–		8,822,025

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A	(4)	6,128,580

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3		1,123,070
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3		1,204,539

6,000	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA		6,954,840

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB+		3,010,999

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–		2,255,500

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+		1,542,600

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1		636,213

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1	(4)	337,256
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1	(4)	330,481

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R	(4)	2,888,700

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,000	5.000%, 7/01/22	7/20 at 100.00	A+		2,369,980
9,720	5.000%, 7/01/40	7/20 at 100.00	A+		10,815,833

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–		1,271,064

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2		1,126,520
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2		1,120,450

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA–		3,190,063

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	Aa2		11,418,880

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 3284, 13.713%, 6/01/19 (IF)	No Opt. Call	Aa1		6,587,956

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2		1,108,650

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B., 5.375%, 7/01/28	7/19 at 100.00	Aa2		1,554,120

359	Tempe Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2004A, 5.375%, 12/01/13 (ETM)	No Opt. Call	N/R	(4)	368,585

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,850	Tucson Airport Authority Inc., Arizona, Revenue Bonds, Series 2003, 5.000%, 6/01/13 – AGM Insured	No Opt. Call	AA–	$1,878,786
148,491	Total Arizona			170,009,809
	Arkansas – 1.0%

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA–	1,650,369

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA–	7,730,347
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA–	7,492,993

3,685	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006, 4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA	3,765,628

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	1,431,995
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,161,130

5,395	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	5,398,453

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	640,096
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,248,062
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,303,773
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,361,046

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	1,163,550

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,101,520

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,315,276
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,057,860
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,229,681
35,845	Total Arkansas			39,051,779
	California – 7.6%

1,215	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004, 5.000%, 8/15/17	8/14 at 100.00	A	1,259,238

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18	12/17 at 100.00	A–	1,684,881

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,788,952

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
2,185	5.000%, 10/01/22 (WI/DD, Settling 2/12/13)	No Opt. Call	A	2,688,337
1,860	5.000%, 10/01/23 (WI/DD, Settling 2/12/13)	No Opt. Call	A	2,301,211
5,000	5.000%, 10/01/24 (WI/DD, Settling 2/12/13)	10/23 at 100.00	A	6,145,450

2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+	1,951,600

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	967,996

1,010	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	1,205,657

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$7,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA	$8,834,925

2,645	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA	2,930,210

1,000	California Educational Facilities Authority, Revenue Bonds, Lutheran University, Series 2004C, 5.000%, 10/01/24	10/14 at 100.00	Baa1	1,039,650

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	576,435

6,260	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	6,874,982

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,845,183

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,226,141

1,440	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	1,459,210

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,764,650

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,626,422

8,075	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/14	12/13 at 100.00	A2	8,404,056

3,940	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/17 (Pre-refunded 12/01/13)	12/13 at 100.00	AAA	4,108,947

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A2	5,763,050

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,000	5.000%, 7/01/20	7/19 at 100.00	Aa3	2,441,740
6,000	5.250%, 7/01/21	7/19 at 100.00	Aa3	7,365,300

	California State, Economic Recovery Revenue Bonds, Series 2004A:
10,135	5.250%, 7/01/13	No Opt. Call	Aa3	10,349,153
5,925	5.250%, 7/01/14	No Opt. Call	Aa3	6,330,092

1,825	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	1,954,356

	California State, General Obligation Bonds, Series 2003:
30	5.000%, 2/01/16	8/13 at 100.00	A1	30,693
60	5.000%, 2/01/17	8/13 at 100.00	A1	61,372

	California State, General Obligation Bonds, Series 2003:
995	5.000%, 2/01/16 (Pre-refunded 8/01/13)	8/13 at 100.00	Aaa	1,018,970
1,940	5.000%, 2/01/17 (Pre-refunded 8/01/13)	8/13 at 100.00	Aaa	1,986,735

	California State, General Obligation Bonds, Series 2004:
1,500	5.000%, 2/01/21	2/14 at 100.00	A1	1,559,670
500	5.125%, 4/01/24	4/14 at 100.00	A1	526,780

	California State, General Obligation Bonds, Series 2007:
500	5.000%, 8/01/19	2/17 at 100.00	A1	577,740
1,000	5.000%, 12/01/23	12/17 at 100.00	A1	1,170,980

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	5/13 at 100.00	A1	15,056

500	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 4.250%, 11/01/33 (Mandatory put 11/01/16) – FGIC Insured	No Opt. Call	A1	550,485

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/30	3/15 at 100.00	A		$749,014

2,620	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)	No Opt. Call	A+		3,032,205

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 – AMBAC Insured	10/18 at 100.00	A		1,055,630

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
750	5.250%, 7/01/13	No Opt. Call	BBB		763,230
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB		1,257,372

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–		11,206,800

5,625	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas & Electric Company, Refunding Series 2006A, 1.650%, 7/01/18	9/15 at 100.00	Aa3		5,733,225

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	BBB+		1,126,250

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	A		3,277,264
4,095	0.000%, 11/01/28	11/21 at 56.33	A		1,497,828

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–		1,879,163
1,530	5.000%, 1/01/23	No Opt. Call	BBB–		1,717,440
1,635	5.000%, 1/01/24	No Opt. Call	BBB–		1,817,940
1,325	5.000%, 1/01/25	No Opt. Call	BBB–		1,465,119

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23	8/18 at 100.00	Aa2		587,170
2,025	5.000%, 8/01/24	8/18 at 100.00	Aa2		2,330,471

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–		2,321,928

430	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		438,712

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,745	5.000%, 6/01/17	No Opt. Call	Baa1		8,790,807
13,595	4.500%, 6/01/27	6/17 at 100.00	B		12,877,864

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	Aa3		730,548

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA–		6,731,601

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	AA–		1,109,943

3,775	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R		3,994,932

5,025	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	Aa2	(4)	5,131,178

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
$2,220	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	$2,446,329
2,145	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	2,347,102
2,000	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	2,181,220

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	12,732,300

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,732,300

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BBB–	1,148,520

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/13 at 100.00	A2	6,007,200

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	6,502,000

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA–	1,434,758
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA–	1,543,030
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA–	2,821,060

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA–	6,688,920

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	A	2,942,415
1,120	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	A	1,286,835

5,350	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	2,031,877

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–	682,341
2,000	0.000%, 10/01/36	No Opt. Call	A–	574,600

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A	5,525,600

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27	8/18 at 100.00	Aa2	1,224,800

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	605,711

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	2,815,705

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aa1	944,270

4,505	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	BBB	5,269,499

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–	1,131,980

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$2,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/16 – NPFG Insured	8/15 at 95.72	Aa1		$1,872,740

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	AA–		2,866,520
2,630	5.000%, 2/01/29	2/20 at 100.00	AA–		2,996,385
2,765	5.000%, 2/01/30	2/20 at 100.00	AA–		3,138,911

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A–		2,774,100
1,200	6.250%, 9/01/29	9/19 at 100.00	A–		1,389,060

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	A1		1,417,345
1,410	6.125%, 8/01/23	8/19 at 100.00	A1		1,693,340
1,585	6.250%, 8/01/24	8/19 at 100.00	A1		1,900,209
1,265	6.375%, 8/01/25	8/19 at 100.00	A1		1,524,793
500	6.500%, 8/01/26	8/19 at 100.00	A1		605,245

7,595	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – AGM Insured	5/13 at 101.00	Aa1		7,769,837

405	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 (Pre-refunded 5/15/13) – AGM Insured	5/13 at 101.00	Aa1	(4)	414,684

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A		1,103,883

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3		1,391,829

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–		2,521,350

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3		3,258,100

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–		1,064,909

815	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 4.700%, 3/01/19 – SYNCORA GTY Insured	3/13 at 102.00	A2		833,215
303,585	Total California				311,166,766
	Colorado – 3.4%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	(4)	1,417,770

5,000	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	A		5,335,950

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A		185,451

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA–		1,190,600

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA–		18,609,099

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA–		$809,796

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	AA–		1,777,635

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A:
600	5.250%, 1/01/14	No Opt. Call	N/R		612,648
620	5.250%, 1/01/15	No Opt. Call	N/R		645,780

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB–		1,555,610

405	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association Project, Series 2006A, 5.000%, 5/15/13 – RAAI Insured	No Opt. Call	BBB+		408,596

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+		7,104,761

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AAA		8,824,100

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16	12/15 at 100.00	BBB+		536,810

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,108,990
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,105,090

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	Baa2		1,306,713

640	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/16	9/13 at 100.00	A3		653,843

1,500	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23	11/18 at 100.00	Aa2		1,788,585

	Colorado State, Certificates of Participation, Colorado Pentitentary II Program, Refunding Series 2010:
150	0.000%, 3/01/14	No Opt. Call	AA–		149,436
1,390	4.000%, 3/01/15	No Opt. Call	Aa2		1,465,171

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB		1,582,425

6,050	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		6,925,617

4,025	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	A1	(4)	4,680,029

10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+		11,671,300

5,775	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	5,998,608

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
6,580	4.000%, 12/01/21	No Opt. Call	AA+		7,743,739
6,445	4.000%, 12/01/22	No Opt. Call	AA+		7,574,615

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	BBB		5,450,000

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB		2,846,200

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	BBB		$1,666,905

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,500	5.000%, 12/15/20	No Opt. Call	Aa2		1,877,295
2,175	5.000%, 12/15/21	No Opt. Call	Aa2		2,745,568
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2		1,902,830

270	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB–		279,644

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	12/13 at 102.00	BBB–		2,288,677

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R		994,670

2,250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.250%, 6/15/15 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	2,499,323

725	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA		838,180

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R		1,513,797
500	5.000%, 12/01/20	No Opt. Call	N/R		563,010

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2		1,268,560

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 – AGC Insured	12/18 at 100.00	AA–		1,495,183

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3		1,138,244

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A		2,340,606
2,030	4.000%, 12/01/24	12/20 at 100.00	A		2,118,894

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2		1,074,870
132,385	Total Colorado				137,671,223
	Connecticut – 0.7%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B, 5.000%, 7/01/14 – RAAI Insured	No Opt. Call	N/R		1,044,830

24,320	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/07/18) (WI/DD, Settling 2/07/13)	No Opt. Call	AAA		24,290,330

3,470	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/13 at 100.00	BBB		3,483,602
28,790	Total Connecticut				28,818,762
	District of Columbia – 1.2%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,550	5.800%, 5/15/13	No Opt. Call	A1		3,563,455
3,750	5.875%, 5/15/14	No Opt. Call	A1		3,763,950
6,755	6.250%, 5/15/24	5/13 at 100.00	A1		6,940,695
2,940	6.500%, 5/15/33	No Opt. Call	Baa1		3,464,525

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	4/13 at 100.00	AA+		12,510,090

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia (continued)

$11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 100.00	Aa2	(4)	$11,714,826

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	A		517,335
1,715	6.500%, 10/01/23	10/19 at 100.00	A		2,071,703
825	6.500%, 10/01/24	10/19 at 100.00	A		989,266

3,485	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A		4,092,192
45,035	Total District of Columbia				49,628,037
	Florida – 6.0%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa3	(4)	5,100,450

1,340	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.500%, 6/01/17	No Opt. Call	A+		1,564,343

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
150	5.000%, 6/01/15	No Opt. Call	A+		163,857
3,140	5.000%, 6/01/18	No Opt. Call	A+		3,642,808
200	5.000%, 6/01/19	No Opt. Call	A+		234,804

1,010	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.250%, 8/15/23	8/13 at 100.00	Ba3		1,015,060

	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2012A:
550	5.000%, 9/01/22	No Opt. Call	A+		656,073
600	5.000%, 9/01/23	9/22 at 100.00	A+		709,602
1,175	3.125%, 9/01/24	9/22 at 100.00	A+		1,162,804
1,250	5.000%, 9/01/25	9/22 at 100.00	A+		1,463,100
800	5.000%, 9/01/27	9/22 at 100.00	A+		928,912

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/15 at 100.00	A1		2,359,725

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,535	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		13,578,539
33,070	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		37,561,518

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/18	No Opt. Call	A+		98,611
480	5.000%, 6/01/19	No Opt. Call	A+		563,530
4,545	5.000%, 6/01/20	No Opt. Call	A+		5,370,963

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – AGM Insured	7/13 at 101.00	AA–		7,922,156

2,250	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–		2,404,260

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	AA		2,301,880

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	7,385,130

	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012:
2,240	5.000%, 10/01/20	No Opt. Call	AA		2,758,336
2,250	5.000%, 10/01/21	No Opt. Call	AA		2,793,690
4,605	5.000%, 10/01/27	No Opt. Call	AA		5,513,705

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
$1,250	5.000%, 10/01/20	No Opt. Call	Aa2		$1,535,225
1,000	5.000%, 10/01/21	No Opt. Call	Aa2		1,231,780
2,000	5.000%, 10/01/23	No Opt. Call	Aa2		2,487,380
2,000	5.000%, 10/01/24	No Opt. Call	Aa2		2,443,280

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A		1,098,882
3,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A		3,573,840
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A		5,977,200

5,855	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A		6,492,727

2,520	Miami-Dade County, Florida, Educational Facilities Authority, Revenue Bonds, Florida University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–		2,785,230

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3		5,351,550

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	Aa3		1,716,482
1,975	5.000%, 4/01/21	4/20 at 100.00	Aa3		2,327,557
5,000	5.250%, 4/01/30	4/20 at 100.00	Aa3		5,701,400

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+		5,643,200

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	Aa2		5,767,100

2,100	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	A–		2,324,889

3,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA		3,764,752

2,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/25	No Opt. Call	AA		2,568,800

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16 (Pre-refunded 4/01/13)	4/13 at 100.00	AA	(4)	4,183,491

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012:
3,005	5.000%, 7/01/20	No Opt. Call	A		3,613,152
1,500	5.000%, 7/01/22	No Opt. Call	A		1,817,775

1,400	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Abbey Delray South, Refunding Series 2003, 5.250%, 10/01/13	No Opt. Call	A		1,429,974

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+		11,879,400

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – NPFG Insured	No Opt. Call	A		7,779,546

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1		11,510,147

22,905	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA		25,797,902

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+		6,530,616

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1		391,752
218,160	Total Florida				244,978,885

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.0%

$2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/23	No Opt. Call	A+	$2,430,360

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA–	2,180,440

2,220	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,731,444

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,351,840
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	4,025,578
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,672,111
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,716,799

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB–	1,037,460

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,483,513

	Fayette County School District, Georgia, General Obligation Bonds, Deferred Interest Series 2005:
675	4.150%, 3/01/14 – AGM Insured	No Opt. Call	AA+	702,999
265	4.250%, 3/01/15 – AGM Insured	No Opt. Call	AA+	285,580

4,500	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 5.800%, 2/15/18	2/13 at 100.00	N/R	4,506,885

2,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, Southeast Georgia Health Systems, Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	2,246,440
35,785	Total Georgia			41,371,449
	Hawaii – 0.6%

5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A–	5,449,400

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A–	1,154,406

2,885	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	5/13 at 100.00	N/R	2,894,088

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	5,629,500

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	10,370,790
21,700	Total Hawaii			25,498,184
	Idaho – 0.2%

3,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	3,662,130

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+	486,770
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,376,037

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA–	1,137,380
5,750	Total Idaho			6,662,317
	Illinois – 8.6%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	2,065,234

148	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.666%, 6/01/14 (IF)	No Opt. Call	AAA		$6,132,258

5,545	Chicago Park District, Illinois, General Obligation Bonds, Refunding Series 2005B, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA		6,009,782

2,300	Chicago Park District, Illinois, General Obligation Bonds, Series 2010A, 4.500%, 1/01/23	7/20 at 100.00	AAA		2,633,891

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	N/R	(4)	9,138,402

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,380	5.250%, 12/01/25	12/21 at 100.00	AA		4,090,746
2,570	5.250%, 12/01/26	12/21 at 100.00	AA		3,094,434

7,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/15 – FGIC Insured	No Opt. Call	Aa3		6,879,880

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	Aa3		2,235,840

1,350	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998C, 5.500%, 1/01/14 – NPFG Insured	No Opt. Call	A		1,407,632

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–		1,113,790

2,440	Cook County School District 102 La Grange, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	Aa2		2,430,240

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	A+		2,158,853

3,465	Cook County School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA–		4,037,799

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	12/14 at 100.00	A2		1,268,706

500	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2	(4)	543,145

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,500	5.000%, 11/15/20	No Opt. Call	AA		3,028,950
2,730	5.000%, 11/15/21	No Opt. Call	AA		3,316,104
2,000	5.000%, 11/15/22	No Opt. Call	AA		2,445,320

20,075	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		21,413,200

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aaa		1,103,750

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3		1,896,534
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3		2,562,567
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3		3,096,629

2,750	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	Aa3		2,452,175

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A+		1,122,000
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	A+		540,690

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$1,500	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	No Opt. Call	A1		$1,651,065

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BBB+		4,566,560

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–		15,126,441

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A+		1,354,884
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A+		1,444,006
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A+		560,900

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	N/R		1,030,870

910	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BB–		938,792

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3		1,089,350

1,320	Illinois Finance Authority, Revenue Bonds, Landing at Plymouth Place Project, Series 2005A, 5.250%, 5/15/14	No Opt. Call	N/R		1,316,396

4,200	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A		5,245,380

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–		2,220,400

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	BBB+		528,260
3,600	5.400%, 4/01/27	4/17 at 100.00	BBB+		3,799,944

2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24	11/18 at 100.00	A2		2,498,580

1,500	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29	5/19 at 100.00	A2		1,824,540

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+		5,956,050

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA–		2,311,780

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (6), (7)	5/13 at 100.00	N/R		6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (6)	5/13 at 100.00	N/R		7
700	5.500%, 5/15/18 (7)	5/13 at 100.00	N/R		7

655	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.500%, 2/15/14	No Opt. Call	N/R		673,314

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+		3,744,222

215	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1983 (Mercy Hospital and Medical Center), Chicago, Illinois, 10.000%, 1/01/15 (ETM)	No Opt. Call	N/R	(4)	241,613

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/13 at 100.00	AA–		7,580,652

	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
1,405	4.750%, 6/15/13 – AMBAC Insured	No Opt. Call	A		1,424,431
1,620	5.100%, 6/15/16 – AMBAC Insured	6/15 at 101.00	A		1,776,622

150	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
$2,500	5.000%, 12/15/17	12/16 at 100.00	AA+		$2,898,075
2,500	5.000%, 6/15/18	12/16 at 100.00	AA+		2,894,550
2,560	5.000%, 6/15/19	6/15 at 100.00	AA+		2,823,168
1,705	5.000%, 12/15/19	6/15 at 100.00	AA+		1,876,881

1,000	Illinois State, General Obligation Bonds, Refunding Series 2004B, 5.000%, 3/01/14	No Opt. Call	A2		1,046,650

555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A2		613,158

	Illinois State, General Obligation Bonds, Refunding Series 2010:
510	5.000%, 1/01/16	No Opt. Call	A2		563,443
520	5.000%, 1/01/17	No Opt. Call	A2		585,276
1,490	5.000%, 1/01/18	No Opt. Call	A2		1,707,704
5,965	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–		6,928,049
17,025	5.000%, 1/01/19	No Opt. Call	A2		19,671,026

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,735	5.000%, 8/01/20	No Opt. Call	A2		8,970,280
6,320	5.000%, 8/01/21	No Opt. Call	A2		7,315,590
2,450	5.000%, 8/01/22	No Opt. Call	A2		2,837,737
2,730	5.000%, 8/01/23	No Opt. Call	A2		3,158,446
1,055	5.000%, 8/01/24	8/22 at 100.00	A2		1,200,885
270	5.000%, 8/01/25	8/22 at 100.00	A2		305,359

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	3/14 at 100.00	A2		2,697,071
805	5.000%, 3/01/22	3/14 at 100.00	A2		838,279

195	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	A2	(4)	204,945

	Illinois State, General Obligation Bonds, Series 2006A:
850	5.000%, 6/01/16	No Opt. Call	A2		949,068
1,050	5.000%, 6/01/17	No Opt. Call	A2		1,193,388
10,000	5.000%, 6/01/18	No Opt. Call	A2		11,546,900

1,000	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A2		1,064,800

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A2		1,071,310

20,290	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A2		22,110,825

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+		13,037,027
1,000	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+		1,554,530
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+		8,376,733

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–		1,764,693

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–		582,995
1,000	5.100%, 12/01/28	12/18 at 100.00	A–		1,152,420

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA		1,171,500

2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A+		1,459,270

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1		341,176
275	5.000%, 10/01/24	10/22 at 100.00	Baa1		314,267

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
$7,570	5.250%, 6/01/21	No Opt. Call	A		$9,077,868
3,860	5.500%, 6/01/23	6/21 at 100.00	A–		4,599,962

500	Rockford School District 205, Winnebago and Boone Counties, Illinois, General Obligation Bonds, Series 2001, 5.000%, 2/01/14 – FGIC Insured	No Opt. Call	A1		521,560

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
1,000	4.500%, 10/01/20	10/19 at 100.00	AA		1,164,780
1,100	5.000%, 10/01/22	10/19 at 100.00	AA		1,288,870

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2		1,577,419

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2	(4)	1,278,618

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–		1,174,560

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–		2,055,540

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	A+		1,105,530

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+		3,528,993
2,830	4.000%, 11/01/22	No Opt. Call	A+		3,103,972

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA–		3,533,542

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston, and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA		646,510
1,150	5.750%, 6/01/25	6/18 at 100.00	AA		1,354,470
310	5.750%, 6/01/26	6/18 at 100.00	AA		364,879

10,080	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB		11,488,781
312,930	Total Illinois				351,816,951
	Indiana – 0.9%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/14 at 100.00	BB+		685,044

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	A		1,106,500

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	3/13 at 100.00	BBB		3,004,650

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	A+		3,451,896

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A+		6,140,650

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	BBB		3,519,614

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$1,675	5.000%, 4/01/21	No Opt. Call	A3		$1,931,711
940	5.000%, 4/01/22	No Opt. Call	A3		1,087,618
2,015	5.000%, 4/01/24	4/22 at 100.00	A3		2,281,081

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R		518,315
500	4.000%, 8/01/17	No Opt. Call	N/R		519,705
500	4.250%, 2/01/18	No Opt. Call	N/R		523,325
500	4.250%, 8/01/18	No Opt. Call	N/R		524,430
500	4.500%, 2/01/19	No Opt. Call	N/R		526,215
500	4.500%, 8/01/19	No Opt. Call	N/R		526,850
500	4.750%, 2/01/20	No Opt. Call	N/R		532,975
500	4.750%, 8/01/20	No Opt. Call	N/R		533,335
250	4.750%, 2/01/21	No Opt. Call	N/R		263,868
500	4.750%, 8/01/21	No Opt. Call	N/R		526,980
500	5.000%, 2/01/22	No Opt. Call	N/R		532,460
500	5.000%, 8/01/22	2/22 at 100.00	N/R		529,185
500	5.000%, 8/01/23	2/22 at 100.00	N/R		523,990
500	5.000%, 2/01/24	2/22 at 100.00	N/R		520,515

1,250	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+		1,407,250

1,485	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/13 at 100.00	N/R	(4)	1,875,258

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	2/15 at 100.00	N/R		626,034

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R		480,812
230	5.550%, 5/15/19	5/13 at 100.00	N/R		230,269
35,500	Total Indiana				34,930,535
	Iowa – 0.9%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2		1,129,160
2,000	5.250%, 6/15/26	6/20 at 100.00	A2		2,246,340
3,135	5.250%, 6/15/27	6/20 at 100.00	A2		3,513,520
2,000	5.375%, 6/15/28	6/20 at 100.00	A2		2,250,720
2,035	5.500%, 6/15/29	6/20 at 100.00	A2		2,305,004

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA–		2,127,448
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–		2,184,103
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–		1,747,210
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–		1,144,910

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BB+		1,306,190
2,235	5.250%, 7/01/14	No Opt. Call	BB+		2,323,148
4,460	5.250%, 7/01/15	No Opt. Call	BB+		4,735,004
2,000	5.250%, 7/01/16	No Opt. Call	BB+		2,158,560
820	5.000%, 7/01/19	7/16 at 100.00	BB+		863,993

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BBB		1,428,625

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A:
$925	4.700%, 10/01/16	10/13 at 100.00	BB	$927,775
1,100	4.750%, 10/01/17	10/13 at 100.00	BB	1,102,442
1,155	4.800%, 10/01/18	10/13 at 100.00	BB	1,157,252

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,344,240
33,645	Total Iowa			36,995,644
	Kansas – 1.0%

2,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Refunding Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	2,422,720

2,200	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,618,748

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,524,664

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA	2,104,690

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,104,090

	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A:
700	5.750%, 11/15/13	No Opt. Call	N/R	715,995
765	5.750%, 11/15/14	No Opt. Call	N/R	800,450
820	5.750%, 11/15/15	No Opt. Call	N/R	872,947

95	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	96,663

10,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29	11/21 at 100.00	AA–	11,430,800

23,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	15,225,983
43,890	Total Kansas			38,917,750
	Kentucky – 1.4%

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	9,136,135

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	24,935,048

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	8,263,710

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,257,591

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	4,502,124

8,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A+	8,358,424
49,600	Total Kentucky			56,453,032

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana – 3.0%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
$9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A–		$9,134,550
12,180	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–		13,211,646

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		10,671,968

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5)	12/17 at 100.00	N/R		898,100

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1		2,203,806
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1		5,615,135

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,765	5.250%, 5/01/18 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1	(4)	3,065,390
5,500	5.000%, 5/01/24 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1	(4)	6,061,495
7,265	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1	(4)	8,013,658

22,115	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa2		27,182,431

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A3		4,909,709
3,940	5.000%, 12/01/20	No Opt. Call	A3		4,685,093
5,400	5.000%, 12/01/21	No Opt. Call	A3		6,419,628

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB		6,357,360

13,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–		13,938,163
111,140	Total Louisiana				122,368,132
	Maine – 0.2%

605	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23 (WI/DD, Settling 2/13/13)	No Opt. Call	Baa1		591,744

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Baa3		1,228,160
3,850	6.750%, 7/01/41	7/21 at 100.00	Baa3		4,684,680

740	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA		820,231
6,195	Total Maine				7,324,815
	Maryland – 0.1%

345	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/13 at 100.00	Aa2		346,032

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3		286,093

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A		2,287,180

	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
350	5.000%, 11/01/13	No Opt. Call	BBB+		358,558
700	4.000%, 11/01/15	No Opt. Call	BBB+		737,548
3,645	Total Maryland				4,015,411

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts – 2.9%

$3,245	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+		$3,952,670

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA		12,662,800

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R		2,661,250

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,655	5.000%, 10/01/17	No Opt. Call	N/R		1,737,667
515	5.000%, 10/01/18	10/17 at 100.00	N/R		536,918

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
900	4.500%, 7/01/21	7/20 at 100.00	Baa2		1,000,215
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2		1,942,294
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2		1,876,063

1,230	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	7/13 at 100.00	AA		1,333,222

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA–		2,175,960

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1		565,640
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1		2,915,353

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB		3,536,070

740	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	4/13 at 100.00	AAA		775,712

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
330	5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		330,320
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		140,112
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		50,020
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R		1,464,883

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA+		10,910,800

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA+	(4)	7,207,763

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+	(4)	10,845,700

29,340	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+		34,733,279

12,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 –AGM Insured	No Opt. Call	AAA		12,506,520

1,000	Massachusetts, Special Obligation Revenue Bonds, Series 1997A, 5.500%, 6/01/13	No Opt. Call	AAA		1,017,810

1,400	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA		1,560,566
105,115	Total Massachusetts				118,439,607
	Michigan – 5.0%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	Aa2		893,988

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$7,100	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	A+	$7,701,654

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA–	10,243,741

	Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	A–	1,938,763
2,650	0.000%, 7/01/23	No Opt. Call	A–	1,583,481
2,880	0.000%, 7/01/24	No Opt. Call	A–	1,623,370

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	B	7,281,146

9,995	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 – NPFG Insured (8)	No Opt. Call	A	7,098,406

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/13 at 100.00	BBB	7,525,575

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	7,362,738

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA–	3,085,372

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+	1,136,333

5,925	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 4.500%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	6,173,258

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,535	5.000%, 6/01/17	No Opt. Call	A+	1,729,960
800	4.000%, 6/01/17	No Opt. Call	A+	867,816
2,220	5.000%, 6/01/18	No Opt. Call	A+	2,534,729
1,900	5.000%, 6/01/19	No Opt. Call	A+	2,209,187

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
15,250	5.000%, 7/01/21	7/18 at 100.00	AAA	18,128,590
17,575	5.000%, 7/01/22	7/16 at 100.00	AAA	19,899,294
11,090	5.000%, 1/01/23	1/16 at 100.00	AAA	12,346,608
6,850	5.000%, 7/01/23	7/14 at 100.00	AAA	7,276,002

10,110	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,248,305

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	4,139,641

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	2,252,540
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,962,743

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,925,832

3,530	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – AGM Insured	10/13 at 100.00	AA–	3,648,290

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,829,700

5,425	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	6,325,225

Nuveen Investments	157

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$3,150	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/15 (Pre-refunded 3/01/13)	3/13 at 100.00	A2	(4)	$3,163,955

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+		1,885,808

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB		1,131,970
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB		1,410,494
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB		1,486,834

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	4/13 at 100.00	N/R	(4)	1,521,923

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa2		5,762,737
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2		5,702,710
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2		4,481,463

1,440	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+		1,662,062

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A		9,133,200

1,300	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 5.000%, 11/15/23 – AGM Insured	5/18 at 100.00	AA–		1,514,292
194,010	Total Michigan				205,829,735
	Minnesota – 0.6%

1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R		1,690,615

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+		2,000,204

160	City of Minneapolis, Minnesota, Hospital Facilities Revenue Bonds (St. Marys Hospital and St. Marys Rehabilitation Center Projects), Series 1983, 10.000%, 6/01/13 (ETM)	No Opt. Call	AAA		164,608

2,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A		2,440,140

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
2,650	5.000%, 8/01/18	No Opt. Call	BBB		2,939,009
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB		1,301,541

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R		1,344,544
815	5.500%, 5/01/21	5/17 at 100.00	N/R		870,502

1,225	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–		1,329,652

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A–		1,079,710

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–		1,122,040

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
375	5.000%, 2/01/13	No Opt. Call	N/R		375,000
400	5.000%, 2/01/14	No Opt. Call	N/R		408,280
300	5.000%, 2/01/15	No Opt. Call	N/R		312,321

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Minnesota (continued)

$475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R		$497,800

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BBB–		2,909,259

2,570	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA		2,671,052
21,435	Total Minnesota				23,456,277
	Mississippi – 0.5%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/13 at 100.00	BBB		8,686,759

	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A:
1,440	5.000%, 8/15/16	No Opt. Call	A–		1,602,000
10,140	5.000%, 8/15/20	8/17 at 100.00	A–		11,234,106
20,240	Total Mississippi				21,522,865
	Missouri – 2.6%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BBB+		1,350,912
3,030	5.000%, 6/01/20	6/17 at 100.00	BBB+		3,237,161

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–		1,091,830

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,405	4.350%, 3/01/14	No Opt. Call	BBB+		1,441,179
1,465	4.400%, 3/01/15	No Opt. Call	BBB+		1,538,279
1,515	4.450%, 3/01/16	No Opt. Call	BBB+		1,616,005

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+		6,459,400

1,800	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	5/13 at 100.00	N/R		1,801,296

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	3/13 at 100.00	A+		13,234,697

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA–		589,290

1,700	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.000%, 8/15/13	No Opt. Call	BBB–		1,726,197

1,285	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.625%, 6/01/29 (Pre-refunded 6/01/14)	6/14 at 100.00	A	(4)	1,375,220

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2008F, 5.375%, 4/01/24 (Pre-refunded 4/01/13)	4/13 at 100.00	A–	(4)	1,008,540

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–		2,199,440

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2		1,271,465

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+		461,364

Nuveen Investments	159

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B:
$850	4.350%, 2/01/15	No Opt. Call	BBB+		$883,499
930	4.375%, 2/01/16	No Opt. Call	BBB+		978,332

1,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 4.200%, 1/01/18 – NPFG Insured	1/16 at 100.00	A–		1,056,330

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 – AMBAC Insured	1/17 at 100.00	A		4,938,928

1,495	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+		1,544,858

12,885	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa1	(4)	13,322,059

1,365	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	5/13 at 100.00	N/R		1,347,883

5,830	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+		6,693,248

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R		503,655

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A–		13,227,300
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A–		20,533,940
96,700	Total Missouri				105,432,307
	Montana – 0.2%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
1,800	5.750%, 5/15/16	No Opt. Call	N/R		1,931,922
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R		1,751,397

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA		2,878,375
5,975	Total Montana				6,561,694
	Nebraska – 1.2%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	A–		1,265,837

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008, 5.750%, 11/01/28	11/18 at 100.00	BBB+		668,568

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–		756,145
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–		2,056,097
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–		1,411,108

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	A–		826,493
1,000	5.125%, 1/01/23	1/20 at 100.00	A–		1,128,160

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1		2,133,920

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–		6,523,694

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
$5,510	5.000%, 9/01/22	No Opt. Call	AA	$6,997,259
8,735	5.000%, 9/01/24	9/22 at 100.00	AA	10,847,997
3,380	5.000%, 9/01/25	9/22 at 100.00	AA	4,176,531
3,215	5.000%, 9/01/26	9/22 at 100.00	AA	3,947,763

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,777,602
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,821,420
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,150,165
39,890	Total Nebraska			47,488,759
	Nevada – 1.5%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,411,930

16,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	18,669,760

1,885	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/13 at 100.00	N/R	1,892,314

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,000	5.000%, 6/01/24	6/22 at 100.00	AA+	2,424,620
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,805,955
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,393,800

	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,857,350
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,191,790
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	14,745,033

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,838,887

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,716,120
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,582,951
53,020	Total Nevada			62,530,510
	New Hampshire – 0.3%

1,250	New Hampshire Health and Education Facilities Authority, Healthcare System Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,286,100

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	427,405
430	5.000%, 7/01/15	No Opt. Call	BBB+	467,027
445	5.000%, 7/01/16	No Opt. Call	BBB+	494,555

1,000	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.500%, 7/01/25	7/15 at 100.00	BBB–	1,028,270

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,670,423

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	BBB	419,030
1,000	5.250%, 6/01/21	6/16 at 100.00	BBB	1,042,710

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA	1,473,992
11,905	Total New Hampshire			13,309,512

Nuveen Investments	161

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 6.1%

$1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/13	No Opt. Call	BBB	$1,131,865

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,880	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	8,804,245
2,085	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,430,797
4,195	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	4,890,741

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,000	5.000%, 6/15/17	No Opt. Call	BBB+	1,140,780
5,030	5.000%, 6/15/19	No Opt. Call	BBB+	5,857,787
5,045	5.000%, 6/15/20	No Opt. Call	BBB+	5,914,052
13,170	5.000%, 6/15/21	No Opt. Call	BBB+	15,525,323
1,080	5.000%, 6/15/22	No Opt. Call	BBB+	1,277,078
1,000	5.000%, 6/15/22	No Opt. Call	AA–	1,186,110
3,650	5.000%, 6/15/23	6/22 at 100.00	BBB+	4,272,362
2,235	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,591,617
845	4.250%, 6/15/27	6/22 at 100.00	BBB+	895,658

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/21	No Opt. Call	A+	30,397,000

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	BBB	417,744

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,365	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	35,347,728
8,075	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	A+	9,152,044

1,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A+	493,588

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A+	12,287,130

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A+	4,373,135

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A+	24,427,254
14,000	5.000%, 6/15/22	No Opt. Call	A+	16,948,120

6,885	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	8,263,790

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A1	5,223,379
2,950	3.000%, 1/01/21	No Opt. Call	A1	3,062,838
2,500	3.000%, 1/01/22	No Opt. Call	A1	2,560,050

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
19,790	4.500%, 6/01/23	6/17 at 100.00	B1	19,796,531
20,000	5.000%, 6/01/29	6/17 at 100.00	B2	19,583,400
219,310	Total New Jersey			248,252,146
	New Mexico – 0.9%

30,000	New Mexico Finance Authority, State Transportation Revenue Bonds, Senior Lien, Refunding Series 2012, 4.000%, 6/15/22	No Opt. Call	AAA	35,472,300
	New York – 5.8%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,810,730

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
$1,450	5.000%, 11/01/13	5/13 at 100.00	Aa1		$1,455,670
720	5.000%, 11/01/14	5/13 at 100.00	Aa1		722,779

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	15,738,390

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2		5,589,376

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–		8,811,725

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA–		12,312,100
9,230	5.000%, 5/15/25	5/22 at 100.00	AA–		11,298,166

11,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A		11,975,985

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
100	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–		112,599
100	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–		109,337
330	5.250%, 12/01/20 – FGIC Insured	6/16 at 100.00	A		369,739

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
410	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A		467,781
50	5.000%, 12/01/17	12/16 at 100.00	A		57,310
12,705	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A		14,536,553

25	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.250%, 4/01/20	4/19 at 100.00	A		29,257

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
10,085	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A		11,416,119
315	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A		355,591

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) – AMBAC Insured	11/15 at 100.00	A	(4)	17,210,124

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R		2,192,868

410	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		412,378

7,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured	10/14 at 100.00	AAA		7,542,010

10,095	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA		11,749,772

10	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	2/13 at 100.00	AA		10,045

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	2/13 at 100.00	AA		100,458

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA		6,172,609

Nuveen Investments	163

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$3,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	Aa2		$3,420,320

1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	Aa2	(4)	1,927,872

21,235	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA		25,176,004

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,675	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–		1,701,817
5,520	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		5,607,437

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,115	5.500%, 6/01/18	6/13 at 100.00	AA–		1,119,806
5,205	5.500%, 6/01/19	6/13 at 100.00	AA–		5,293,589
1,200	5.500%, 6/01/20	6/13 at 100.00	AA–		1,220,220
5,725	5.500%, 6/01/21	6/13 at 100.00	AA–		5,820,436

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–		947,505

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
8,000	5.000%, 6/01/16	No Opt. Call	AA–		9,083,680
8,040	5.000%, 6/01/17	No Opt. Call	AA–		9,381,072
9,015	5.000%, 6/01/18	No Opt. Call	AA–		10,755,887

7,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 5.000%, 11/15/21	No Opt. Call	AA–		9,533,440
209,575	Total New York				236,548,556
	North Carolina – 1.5%

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB		1,006,137

	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012:
605	3.750%, 3/01/23	3/22 at 100.00	BBB		624,281
610	3.750%, 3/01/24	3/22 at 100.00	BBB		625,110

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26	1/19 at 100.00	A–		2,329,840

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20	No Opt. Call	A–		6,048,750
21,620	5.000%, 1/01/21	No Opt. Call	A–		26,479,744

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 – AGC Insured	1/18 at 100.00	AA–		1,963,058

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B:
2,035	4.875%, 10/01/13	No Opt. Call	N/R		2,059,440
2,120	5.000%, 10/01/14	No Opt. Call	N/R		2,184,681

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–		2,068,280

5,940	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A		6,785,262

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A:
$5,250	5.000%, 1/01/19	No Opt. Call	A	$6,307,980
425	5.000%, 1/01/20	No Opt. Call	A	516,303
480	4.000%, 1/01/20	No Opt. Call	A	551,582
50,685	Total North Carolina			59,550,448
	North Dakota – 0.2%

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,410,468

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
1,180	5.000%, 7/01/14	No Opt. Call	BBB–	1,231,295
2,410	5.125%, 7/01/20	7/16 at 100.00	BBB–	2,555,347
6,340	Total North Dakota			7,197,110
	Ohio – 2.6%

1,000	Akron, Ohio, Certificates of Participation, Refunding Series 2005, 5.000%, 12/01/15 – AGC Insured	6/15 at 100.00	AA–	1,087,360

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21	6/18 at 100.00	AA	1,460,138

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
375	5.000%, 6/01/15	No Opt. Call	A1	405,608
1,875	5.000%, 6/01/16	No Opt. Call	A1	2,083,613
35	5.000%, 6/01/17	No Opt. Call	Baa1	39,726

37,790	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	35,036,999

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA–	3,728,041

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,974,193
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	2,044,971

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bond Trust 2456, 17.756%, 12/01/15 (IF)	No Opt. Call	AA+	7,729,518

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,286,339

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aaa	1,217,804

	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006:
1,970	5.250%, 5/15/15	No Opt. Call	A2	2,148,305
750	5.250%, 5/15/16	No Opt. Call	A2	840,630

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	866,582
870	4.000%, 10/01/19	No Opt. Call	A1	977,384
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,295,280
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,449,314
965	5.000%, 10/01/22	No Opt. Call	A1	1,162,999

	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997:
1,135	4.000%, 4/01/14	No Opt. Call	A3	1,168,483
1,000	4.500%, 4/01/15	No Opt. Call	A3	1,063,810

Nuveen Investments	165

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$11,015	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+		$12,188,208

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+		10,248,307

8,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA		10,016,240

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 – AGC Insured	12/18 at 100.00	A2		590,155

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		780,357
805	5.000%, 11/15/16	No Opt. Call	A–		892,834

1,250	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	N/R		1,350,738
98,080	Total Ohio				107,133,936
	Oklahoma – 0.8%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+		2,635,103
1,415	4.000%, 9/01/23	9/21 at 100.00	A+		1,526,686

250	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Newcastle Public Schools Project, Series 2006, 4.125%, 9/01/13	No Opt. Call	A–		255,043

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BB+		2,661,591

10,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA		10,914,900

8,375	Oklahoma State, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 101.00	AA+	(4)	8,641,744

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
700	5.250%, 5/15/13	No Opt. Call	BBB+		707,910
790	5.250%, 5/15/14	No Opt. Call	BBB+		822,967
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,093,103

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	A3		3,201,390
30,365	Total Oklahoma				32,460,437
	Oregon – 0.7%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B:
4,000	4.000%, 6/15/21	No Opt. Call	AA+		4,698,680
5,900	4.000%, 6/15/22	No Opt. Call	AA+		6,942,943
4,540	4.000%, 6/15/23	No Opt. Call	AA+		5,265,719

4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		5,144,932

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		4,752,520
22,560	Total Oregon				26,804,794
	Pennsylvania – 3.5%

2,015	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3		2,382,476

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	A+	$1,172,620

26,315	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	26,603,149

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,528,293

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	BBB–	1,366,443
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	BBB–	1,488,499

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	599,944
565	5.375%, 10/01/21	10/18 at 100.00	BBB	631,614

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,119,460
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,141,655

2,265	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	No Opt. Call	Ba1	2,274,241

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,313,202

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,361,776

1,000	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.125%, 2/01/28	2/15 at 100.00	N/R	1,020,110

1,170	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	1,376,657

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
15,500	5.000%, 7/01/20	7/19 at 100.00	Aaa	18,955,415
2,160	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,596,644
9,550	5.000%, 7/01/21	1/18 at 100.00	Aaa	11,300,038
6,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	7,919,756
6,665	5.000%, 7/01/22	7/16 at 100.00	Aaa	7,575,372

15,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	15,066,862

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	3,268,770

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AA	10,936,800

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	AA	4,816,944

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.988%, 12/01/24	12/17 at 100.00	AA–	10,041,135

2,060	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A1	2,352,850

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,100	5.375%, 1/01/14	No Opt. Call	N/R	1,124,244
1,200	5.500%, 1/01/16	No Opt. Call	N/R	1,270,404
133,725	Total Pennsylvania			144,605,373

Nuveen Investments	167

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico – 1.0%

$3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	BBB+		$3,063,570

11,355	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB		11,811,130

1,015	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/17) – AMBAC Insured	7/17 at 100.00	BBB–		1,089,937

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		11,323,290

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	BBB		10,716,700

4,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	BBB+		4,176,120
40,370	Total Puerto Rico				42,180,747
	Rhode Island – 0.1%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
3,055	6.000%, 6/01/23	6/13 at 100.00	Baa1		3,096,151
240	6.125%, 6/01/32	6/13 at 100.00	BBB+		242,398
3,295	Total Rhode Island				3,338,549
	South Carolina – 1.2%

2,055	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District, South Carolina Project, Series 2004, 5.000%, 12/01/13	No Opt. Call	AA		2,134,405

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
2,000	5.000%, 2/01/24	2/22 at 100.00	Aa1		2,468,040
1,215	5.000%, 2/01/25	2/22 at 100.00	Aa1		1,498,326

5,200	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA		5,932,836

2,000	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	AA–	(4)	2,079,580

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	A2		1,580,295
2,000	5.250%, 12/01/24	12/15 at 100.00	A2		2,104,900

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A–		2,200,927
7,500	5.000%, 11/01/27	No Opt. Call	A–		8,551,875
6,955	5.000%, 11/01/28	No Opt. Call	A–		7,874,660
1,225	5.000%, 11/01/29	No Opt. Call	A–		1,384,483

235	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+		241,279

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		2,053,440

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+		1,149,110

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,850,453

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina (continued)

$1,520	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1		$1,691,076
45,005	Total South Carolina				50,795,685
	South Dakota – 0.3%

2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A		2,594,045

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	4/13 at 100.00	A–		764,955
800	5.000%, 4/01/18	4/13 at 100.00	A–		805,080
840	5.000%, 4/01/19	4/13 at 100.00	A–		845,048
820	5.000%, 4/01/20	4/13 at 100.00	A–		824,576

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+		1,109,760

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+		1,113,130

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 – AGC Insured	8/18 at 100.00	AA		1,708,680

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
300	4.550%, 9/01/14	No Opt. Call	A		312,108
1,770	5.000%, 9/01/25	9/14 at 100.00	A		1,800,710
11,175	Total South Dakota				11,878,092
	Tennessee – 2.1%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	AA–		2,715,690

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R		3,878,798

3,650	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+		4,152,532

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+		772,307
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		820,035

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		5,325,300

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A		1,531,152
3,180	5.000%, 1/01/23	No Opt. Call	A		3,768,427
1,300	4.000%, 1/01/23	No Opt. Call	A		1,421,862
1,750	5.000%, 1/01/24	No Opt. Call	A		2,055,638

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–		1,789,616
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–		1,874,434
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–		1,481,143

1,000	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA		1,158,730

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA+	(4)	10,398,400

Nuveen Investments	169

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tennessee (continued)

$12,155	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/13 – NPFG Insured	No Opt. Call	AA+		$12,648,371

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–		3,642,487

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–		5,070,445

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–		1,227,950
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–		2,122,465

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,516,970

2,000	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003, 5.000%, 9/01/16 – RAAI Insured	9/13 at 100.00	BBB+		2,043,420

11,885	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A		13,641,365
76,655	Total Tennessee				85,057,537
	Texas – 8.6%

1,110	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA		1,201,919

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 (Pre-refunded 5/15/13) – NPFG Insured	5/13 at 100.00	AA–	(4)	8,927,952

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		6,312,540

2,125	Brownsville, Texas, General Obligation Bonds, Refunding Series 2005, 5.000%, 2/15/17 – NPFG Insured	2/15 at 100.00	AA–		2,294,044

3,380	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–		3,997,222

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building and Refunding Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA		9,856,160

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	Aa2		1,317,187

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A3		6,385,370

5,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA+		5,531,850

10,010	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		11,228,718

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA		2,907,846

650	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2006A, 4.000%, 3/01/18 – AGM Insured	3/15 at 100.00	AA+		691,438

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA		1,270,696

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+		2,271,720

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa1		2,281,729

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa		$979,353

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18	2/17 at 100.00	AAA		725,767

1,230	Gregg County Health Facilities Development Corporation, Texas, Revenue Bonds, Good Shepherd Medical Center, Series 2006A, 5.000%, 10/01/13	No Opt. Call	BBB+		1,258,499

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–		945,140
500	4.000%, 3/01/22	3/21 at 100.00	A–		533,605
800	4.000%, 3/01/23	3/21 at 100.00	A–		845,600
440	4.250%, 3/01/25	3/21 at 100.00	A–		469,273

1,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A, 5.250%, 12/01/13	No Opt. Call	A+		1,039,600

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31	12/18 at 100.00	A+		2,492,900

6,930	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/13 at 100.00	AA+	(4)	8,330,692

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA		6,209,024
5,385	5.000%, 11/01/23	11/19 at 100.00	AA		6,507,449
5,660	5.000%, 11/01/24	11/19 at 100.00	AA		6,815,772

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.833%, 11/01/41 (IF)	11/21 at 100.00	AA		3,347,783

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BBB+		2,542,990
2,380	5.000%, 7/01/20	No Opt. Call	BBB+		2,676,667

2,000	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A, 7.000%, 2/15/23 (Pre-refunded 2/15/14)	2/14 at 101.00	AA+	(4)	2,156,400

2,145	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/24	11/22 at 100.00	AA		2,667,200

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
6,355	5.250%, 9/01/24	9/16 at 100.00	A2		7,176,638
6,920	5.250%, 9/01/25	9/16 at 100.00	A2		7,732,546
4,295	5.250%, 9/01/26	9/16 at 100.00	A2		4,781,280

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2		5,585,120
3,810	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2		2,514,562

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+		2,233,260
2,000	5.000%, 7/01/26	7/21 at 100.00	A+		2,340,940

Nuveen Investments	171

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
$18,225	5.000%, 7/01/31	7/22 at 100.00	A+		$21,106,373
5,000	5.000%, 7/01/32	7/22 at 100.00	A+		5,777,200

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–		798,119

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–		1,659,566

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA–		6,745,437

	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008:
1,245	4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA		1,393,006
1,315	4.375%, 2/15/23 – AGM Insured	2/17 at 100.00	AA		1,460,597

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–		2,185,960

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A+	(4)	4,581,280

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB		1,102,040

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22	2/16 at 100.00	AAA		867,936

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,320	5.000%, 8/15/24	8/22 at 100.00	AA		5,186,419
4,710	5.000%, 8/15/25	8/22 at 100.00	AA		5,617,805
3,920	5.000%, 8/15/26	8/22 at 100.00	AA		4,646,533
7,015	5.000%, 8/15/27	8/22 at 100.00	AA		8,238,065

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+		3,597,328

2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2		2,938,450

3,050	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2		3,463,977

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,565	5.250%, 9/01/25	9/21 at 100.00	AA		10,504,030
5,000	5.250%, 9/01/26	9/21 at 100.00	AA		6,098,450

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA		1,813,761
9,130	0.000%, 9/01/45	9/31 at 100.00	AA		7,621,359

1,000	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa		1,088,450

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa		1,179,790

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+		979,668

3,400	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	3,690,054

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	San Antonio, Texas, General Obligation Bonds, Series 2006:
$1,000	4.125%, 2/01/19	2/16 at 100.00	AAA	$1,090,140
1,140	4.250%, 2/01/20	2/16 at 100.00	AAA	1,239,191

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	635,013

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	970,720

1,235	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 5.750%, 11/15/14	No Opt. Call	N/R	1,301,184

4,825	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa2	5,531,332

5,010	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–	5,692,763

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,620,021

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,705,550

2,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,350,280

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 18.276%, 10/01/14 (IF)	No Opt. Call	AAA	7,572,800

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.061%, 10/01/15 (IF)	No Opt. Call	Aaa	7,624,675

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	Aaa	1,786,335

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R	1,041,870
900	5.500%, 11/15/25	11/15 at 100.00	N/R	926,127

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,338,150
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	12,000,148

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,864,765
2,900	4.000%, 8/15/19	No Opt. Call	A	3,194,553
3,015	4.000%, 8/15/20	No Opt. Call	A	3,312,671
3,135	4.000%, 8/15/21	No Opt. Call	A	3,440,913

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	583,815

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,128,320

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,841,651
313,410	Total Texas			352,519,091
	Utah – 0.6%

6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	7,015,096

Nuveen Investments	173

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$3,340	5.000%, 9/01/23	9/22 at 100.00	A–		$4,028,007
2,000	5.000%, 9/01/25	9/22 at 100.00	A–		2,388,880
2,250	5.000%, 9/01/26	9/22 at 100.00	A–		2,671,403

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.870%, 7/01/21 (IF)	7/18 at 100.00	AAA		2,393,800
2,500	17.870%, 7/01/22 (IF)	7/18 at 100.00	AAA		4,787,600
17,670	Total Utah				23,284,786
	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+		1,714,300

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+		6,493,620
7,580	Total Virgin Islands				8,207,920
	Virginia – 0.1%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A2		2,416,239

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		1,380,103
3,630	Total Virginia				3,796,342
	Washington – 2.1%

5,690	Central Valley School District 356 Spokane County, Washington, Unlimited Tax Deferred Interest General Obligation Bonds, Series 1998B, 0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2		5,627,638

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A		5,582,880

1,515	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 1998, 5.250%, 12/01/14 – AGM Insured	No Opt. Call	Aa2		1,649,456

2,735	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,980,712

3,250	Grant County Public Utility District 2, Washington, Electric System Revenue Bonds, Refunding Series 2011-I, 5.000%, 1/01/20	No Opt. Call	AA		3,948,198

525	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+	(4)	617,852

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+		328,428

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,374,628

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,264,629

1,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1	(4)	1,106,720

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA		9,498,614

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A		6,651,480

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
3,125	6.250%, 7/01/24	7/19 at 100.00	Baa3		3,574,438
2,000	6.750%, 7/01/29	7/19 at 100.00	Baa3		2,330,000

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1		$3,560,830

5,265	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3		5,391,307

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+		13,842,960

3,000	Washington State, General Obligation Bonds, Series 2005A, 5.000%, 1/01/25 – AMBAC Insured	1/15 at 100.00	AA+		3,249,660

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 18.170%, 1/01/16 (IF)	No Opt. Call	AA+		5,025,081

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+		2,944,563

2,275	Washington, Various Purpose General Obligation Bonds, Series 1998C, 5.500%, 7/01/14	No Opt. Call	AA+		2,443,623
77,970	Total Washington				86,993,697
	Wisconsin – 2.3%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB		2,219,380

1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	A		1,165,126

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A2		1,457,095

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/15 at 100.00	Baa2		2,386,119

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA–		1,629,334
8,670	5.500%, 8/15/29	2/20 at 100.00	AA–		10,021,133

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		2,071,060

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19	6/13 at 100.00	N/R		1,346,200

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18	5/14 at 100.00	BBB+		1,307,850

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,458,411
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,663,316

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2		5,278,750

5,760	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		6,617,837

1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A, 6.125%, 4/01/24 (Pre-refunded 4/01/14)	4/14 at 100.00	N/R	(4)	1,596,645

340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 4.650%, 3/01/15	No Opt. Call	BBB		356,548

Nuveen Investments	175

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
$2,455	5.250%, 8/15/19		8/16 at 100.00	A–		$2,771,769
11,955	5.250%, 8/15/20		8/16 at 100.00	A–		13,471,133

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21		8/16 at 100.00	A–		11,240,925

1,110	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)		No Opt. Call	N/R	(4)	1,214,562

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27		5/19 at 100.00	AA–		11,129,940

10,170	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured		5/15 at 100.00	AA		11,200,323

1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, The Medical College of Wisconsin, Inc., Series 2004A, 5.000%, 12/01/15 – NPFG Insured		12/14 at 100.00	A+		1,548,876
85,425	Total Wisconsin					95,152,332
	Wyoming – 0.1%

2,250	Lincoln County, Wyoming, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1995, 4.125%, 11/01/25 (Mandatory put 6/03/13) (Alternative Minimum Tax)		No Opt. Call	A2		2,276,843
$3,644,911	Total Municipal Bonds (cost $3,751,874,936)					4,017,573,314

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)		Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$189	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R		$136,456

57	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	3.000%	7/15/55	N/R		23,559
$246	Total Corporate Bonds (cost $ —)					160,015
	Total Investments (cost $3,751,874,936) – 98.6%					4,017,733,329
	Other Assets Less Liabilities – 1.4%					55,173,218
	Net Assets – 100%					$4,072,906,547

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

176	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,010,474,908	$7,098,406	$4,017,573,314
Corporate Bonds	—	—	160,015	160,015
Total	$—	$4,010,474,908	$7,258,421	$4,017,733,329

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $3,750,107,227.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$285,084,045
Depreciation	(17,457,943)
Net unrealized appreciation (depreciation) of investments	$267,626,102

Nuveen Investments	177

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.4000% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 70% of the original issue, has 700,000 par, 5.400% coupon and May 15, 2017 maturity. The second security, which is the remaining 30% of the issue, has a 300,000 par, 0.000% coupon and May 15, 2050 maturity. As of the end of the reporting period, the Adviser continues to accrue interest on the 700,000 par security.

(7)	During July 2010, the original issue for this security (1,000,000 par, 5.5000% coupon and May 15, 2015 maturity) was restructured into two new securities. The first security, which is 70% of the original issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. The second security, which is the remaining 30% of the issue, has a 300,000 par, 0.000% coupon and May 15, 2050 maturity. As of the end of the reporting period, the Adviser continues to accure interest on the 700,000 par security.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

178	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	MUNICIPAL BONDS – 94.8%

	Alabama – 0.4%

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
$1,000	5.000%, 11/15/13	No Opt. Call	A3		$1,021,630
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,046,270

1,075	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	1/14 at 100.00	B		1,076,376

5,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A+		5,141,000

570	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/13 (ETM)	No Opt. Call	Aaa		592,316

4,890	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	N/R	(4)	5,352,350
13,535	Total Alabama				14,229,942
	Alaska – 0.6%

	Alaska State, Sport Fishing Revenue Bonds, Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1		3,117,054
1,360	5.000%, 4/01/19	No Opt. Call	A1		1,603,168

7,745	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/19 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+	(4)	7,962,480

7,530	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Ba1		7,560,948
19,315	Total Alaska				20,243,650
	Arizona – 4.1%

1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Bonds, Series 2013A, 4.000%, 7/01/16	No Opt. Call	AA		1,110,680

400	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	AA		432,188

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
550	2.000%, 2/01/15	No Opt. Call	BBB+		558,102
1,000	3.000%, 2/01/16	No Opt. Call	BBB+		1,040,730
950	4.000%, 2/01/17	No Opt. Call	BBB+		1,029,050
2,000	5.000%, 2/01/18	No Opt. Call	BBB+		2,280,160

2,955	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+		3,427,652

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3		975,648

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA–		13,587,867
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–		882,421

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	3/18 at 100.00	AA–		8,789,442

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–		5,344,182
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–		13,857,490
2,960	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–		3,543,830

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
3,970	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA–		4,369,263
1,890	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA–		2,142,277
2,335	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA–		2,714,461
5,100	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA–		6,064,716

Nuveen Investments	179

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

	City of Mesa, Arizona, General Obligation Refunding Bonds, Series 2012:
$2,000	2.000%, 7/01/14	No Opt. Call	AA		$2,045,580
1,855	3.000%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	AA		2,011,952
1,425	4.000%, 7/01/20	No Opt. Call	AA		1,651,376
2,225	4.000%, 7/01/21	No Opt. Call	AA		2,584,004
2,055	4.000%, 7/01/22	No Opt. Call	AA		2,380,348

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	A1		2,472,885

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	N/R	(4)	3,104,363
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,288,480

	Mesa, Arizona, Street and Highway User Revenue Refunding Bonds, Series 2012:
2,010	5.000%, 7/01/16	No Opt. Call	AA		2,289,209
2,040	5.000%, 7/01/21	No Opt. Call	AA		2,494,186
4,015	5.000%, 7/01/22	No Opt. Call	AA		4,931,865

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2		6,580,989
6,115	5.000%, 7/01/21	No Opt. Call	Aa2		7,521,511

3,070	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2011, 4.000%, 7/01/15	No Opt. Call	AAA		3,327,389

1,625	Pima County, Arizona, Sewer Revenue Bonds, Series 2011B, 4.000%, 7/01/13	No Opt. Call	AA–		1,650,220

19,650	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1		22,547,589

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–		835,498

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17	4/13 at 100.00	A–		300,972

1,225	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/15/14	No Opt. Call	A1		1,273,682

1,925	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		1,758,892
129,055	Total Arizona				147,201,149
	Arkansas – 0.1%

3,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–		3,014,160
	California – 5.4%

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
1,020	5.000%, 10/01/19 (WI/DD, Settling 2/12/13)	No Opt. Call	A		1,235,363
1,730	5.000%, 10/01/20 (WI/DD, Settling 2/12/13)	No Opt. Call	A		2,105,393
2,300	5.000%, 10/01/21 (WI/DD, Settling 2/12/13)	No Opt. Call	A		2,816,741

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,275	5.000%, 5/01/16	No Opt. Call	AA		3,733,304
3,125	5.000%, 5/01/17	No Opt. Call	AA		3,681,219

3,760	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA		4,165,441

3,015	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/01/14)	No Opt. Call	A		3,178,262

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	AAA		1,036,780

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,875	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	$1,900,013

2,400	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	2,432,016

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A2	5,049,790
3,675	5.000%, 11/01/17	No Opt. Call	A2	4,251,167

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,660	5.000%, 7/01/16	No Opt. Call	Aa3	1,901,480
95	5.250%, 7/01/21	7/19 at 100.00	Aa3	116,617

4,185	California State, Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	Aa3	4,451,417

9,740	California State, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A1	9,779,252

5,000	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A1	5,788,750

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+	5,256,550
5,015	5.000%, 4/01/16	No Opt. Call	A+	5,631,995

1,955	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)	No Opt. Call	A+	2,262,580

10,525	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A1	10,714,345

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB	1,017,640

1,110	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2002C, 5.000%, 11/01/29 (Mandatory put 5/01/17)	No Opt. Call	A+	1,284,636

9,375	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas & Electric Company, Refunding Series 2006A, 1.650%, 7/01/18	9/15 at 100.00	Aa3	9,555,375

1,000	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/13	No Opt. Call	BBB–	1,016,750

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–	1,446,192
1,410	5.000%, 1/01/19	No Opt. Call	BBB–	1,584,163
1,500	5.000%, 1/01/20	No Opt. Call	BBB–	1,683,600
1,595	5.000%, 1/01/21	No Opt. Call	BBB–	1,792,557

1,255	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	6/13 at 100.00	A2	1,258,025

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
16,467	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	16,800,621
5,965	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	6,095,753
980	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,001,080

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	A1	3,428,735
2,665	5.000%, 6/01/16	No Opt. Call	A2	2,961,508
10,730	4.500%, 6/01/27	6/17 at 100.00	B	10,163,993
650	5.000%, 6/01/33	6/17 at 100.00	B	605,202

Nuveen Investments	181

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$12,000	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Mandatory put 3/01/16)	No Opt. Call	A	$12,776,520

1,785	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA	2,237,426

965	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	1,158,087

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	9/16 at 100.00	AAA	2,060,993
2,255	5.000%, 9/01/20 – AMBAC Insured	9/16 at 100.00	AAA	2,496,105

6,125	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15	No Opt. Call	AA	6,024,305

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	6,886,125

40	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA	40,583

1,715	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 5.750%, 9/01/22	3/13 at 102.00	N/R	1,752,044

175	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	231,074

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa2	1,490,375
1,500	5.000%, 9/01/15	No Opt. Call	Baa2	1,610,760

2,200	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–	2,407,702

750	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/14 (ETM)	No Opt. Call	Aaa	747,563

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	8/14 at 100.00	BBB	5,029,600

1,995	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15 – NPFG Insured	No Opt. Call	BBB	2,194,021

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	520,435
500	3.800%, 7/01/17	No Opt. Call	A	528,730
182,042	Total California			193,376,753
	Colorado – 2.1%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,107,280

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/14	No Opt. Call	A–	1,049,930
2,320	5.250%, 6/01/17	6/16 at 100.00	A–	2,572,834

1,120	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C, 4.000%, 11/01/14	No Opt. Call	Aa3	1,182,048

470	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2011G, 4.000%, 3/15/13	No Opt. Call	Aa2	472,134

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$80	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A, 5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	Aaa		$85,962

3,840	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A, 5.000%, 9/01/23	9/14 at 100.00	AAA		4,109,069

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
7,000	4.000%, 12/01/18	No Opt. Call	AA+		8,142,540
4,500	4.000%, 12/01/19	No Opt. Call	AA+		5,265,585
7,120	4.000%, 12/01/20	No Opt. Call	AA+		8,360,090

15,955	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – NPFG Insured	No Opt. Call	Baa2		16,283,035

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	BBB		5,000,715

2,550	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – NPFG Insured (ETM)	No Opt. Call	Baa2	(4)	2,620,074

955	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,002,072

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA–	(4)	11,707,300

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R		1,271,220
1,000	5.000%, 12/01/17	No Opt. Call	N/R		1,116,980
1,000	5.000%, 12/01/18	No Opt. Call	N/R		1,127,360
67,360	Total Colorado				74,476,228
	Connecticut – 0.4%

3,735	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+		3,839,841

630	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		679,291

1,700	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/13 at 100.00	BBB		1,706,664

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A1		2,819,280
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A1		2,840,186

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2010A-1:
1,325	5.000%, 2/01/13	No Opt. Call	A1		1,325,000
1,915	5.000%, 2/01/14	No Opt. Call	A1		2,002,822
14,645	Total Connecticut				15,213,084
	Delaware – 0.0%

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB–		771,920
	District of Columbia – 0.1%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,100	5.000%, 12/01/16	No Opt. Call	AAA		1,281,863
1,105	5.000%, 12/01/17	No Opt. Call	AAA		1,323,724
2,205	Total District of Columbia				2,605,587

Nuveen Investments	183

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 5.8%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
$6,895	6.000%, 6/01/16	No Opt. Call	A+	$7,961,588
175	5.375%, 6/01/16	No Opt. Call	A+	198,695
1,785	5.500%, 6/01/17	No Opt. Call	A+	2,083,845

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
4,000	5.000%, 6/01/18	No Opt. Call	A+	4,640,520
170	5.000%, 6/01/19	No Opt. Call	A+	199,583

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
5,000	5.000%, 6/01/14	No Opt. Call	A+	5,286,700
575	5.250%, 6/01/17	No Opt. Call	A+	662,906

	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2012A:
250	3.000%, 9/01/14	No Opt. Call	A+	258,655
400	3.000%, 9/01/15	No Opt. Call	A+	419,596
400	4.000%, 9/01/17	No Opt. Call	A+	442,724
750	5.000%, 9/01/18	No Opt. Call	A+	873,810
660	5.000%, 9/01/19	No Opt. Call	A+	776,120
700	5.000%, 9/01/20	No Opt. Call	A+	827,883
500	5.000%, 9/01/21	No Opt. Call	A+	594,100

6,000	Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Gulf Power Company Project, Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16) (Alternative Minimum Tax)	No Opt. Call	A	6,091,320

1,075	Florida Board of Education, Lottery Revenue Bonds, Series 2008B, 4.000%, 7/01/13	No Opt. Call	AAA	1,091,921

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
860	5.000%, 3/01/14 – NPFG Insured	No Opt. Call	A+	900,317
6,640	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	7,192,780
395	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	440,156
2,170	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+	2,464,729

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
10,000	5.000%, 6/01/15	No Opt. Call	A+	10,923,800
7,600	5.000%, 6/01/17	No Opt. Call	A+	8,682,620

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	5,233,267
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,616,349

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	11,030,100

2,580	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,137,770

500	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1	541,645

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA	6,818,694
2,830	5.000%, 7/01/16	No Opt. Call	AAA	3,240,633
1,190	5.000%, 7/01/17	No Opt. Call	AAA	1,392,336

8,035	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – AGM Insured	No Opt. Call	AA–	8,227,117

3,800	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	BBB	4,553,920

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	$520,925

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,698,279

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,500	5.000%, 10/01/17	No Opt. Call	Aa2		2,957,050
3,000	5.000%, 10/01/18	No Opt. Call	Aa2		3,617,190
2,000	5.000%, 10/01/19	No Opt. Call	Aa2		2,435,100
1,250	5.000%, 10/01/20	No Opt. Call	Aa2		1,535,225

900	JEA, Florida, Electric System Revenue Bonds, Subordinate Series 2013B, 5.000%, 10/01/15 (WI/DD, Settling 2/20/13)	No Opt. Call	AA		1,005,057

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A1		1,739,969

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1&2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	BBB	(4)	4,071,425
4,000	3.750%, 12/01/18	No Opt. Call	BBB	(4)	4,372,000

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,515	4.000%, 4/01/15	No Opt. Call	Aa3		1,617,050
1,640	4.000%, 4/01/17	No Opt. Call	Aa3		1,806,591
1,705	5.000%, 4/01/18	No Opt. Call	Aa3		1,990,417
1,790	5.000%, 4/01/19	No Opt. Call	Aa3		2,115,762
1,880	5.000%, 4/01/20	No Opt. Call	Aa3		2,240,659

2,830	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	Aa2		3,353,833

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A–		1,288,649
1,145	5.125%, 10/01/16	No Opt. Call	A–		1,268,729

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A		13,796,322

5,075	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Pre-refunded 10/01/13)	10/13 at 100.00	AA	(4)	5,195,481

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012:
2,500	5.000%, 7/01/18	No Opt. Call	A		2,968,575
2,000	5.000%, 7/01/19	No Opt. Call	A		2,395,560

1,650	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	2,077,862

	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,105	5.000%, 4/01/18 – NPFG Insured	4/14 at 100.00	Aa3		2,214,692
2,020	5.000%, 4/01/19 – NPFG Insured	4/14 at 100.00	Aa3		2,124,030

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+		5,939,700

7,425	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa		8,389,136

2,250	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,660,378

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R		78,946

Nuveen Investments	185

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	$195,905

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	48,747

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	5/13 at 100.00	N/R	2

25	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	13,936

275	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	268,628

740	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	353,735

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA–	3,428,651
184,875	Total Florida			206,590,395
	Georgia – 2.7%

5,900	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	6,058,533

9,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	9,195,660

13,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 1.400%, 11/01/48 (Mandatory put 4/01/15)	No Opt. Call	A+	13,163,020

5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	5,034,700

3,700	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	3,731,746

3,345	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 2.000%, 4/01/33 (Mandatory put 10/01/14)	No Opt. Call	BBB	3,424,778

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,310	5.000%, 4/01/15	No Opt. Call	AAA	1,440,162
1,450	5.000%, 4/01/17	No Opt. Call	AAA	1,703,953

	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A:
700	4.000%, 10/01/14	No Opt. Call	Aa3	741,370
200	2.000%, 10/01/14	No Opt. Call	Aa3	205,184
500	4.000%, 10/01/15	No Opt. Call	Aa3	543,930

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,100,140

280	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1	319,536

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,423,108

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	14,082,411

10,000	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	11,237,000

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$3,300	Henry County School District, Georgia, General Obligation Bonds, Refunding Series 2012, 2.000%, 12/01/14	No Opt. Call	AA+		$3,400,815

170	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2		194,483

1,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A1		1,062,530

1,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Refunding Subordinate Lien Series 2011A, 4.000%, 1/01/15	No Opt. Call	A+		1,062,020

7,615	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+		9,041,061

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2		560,575
580	5.000%, 10/01/20	No Opt. Call	Baa2		667,035

	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012:
3,300	5.000%, 10/01/15	No Opt. Call	AA+		3,683,988
2,000	3.000%, 10/01/15	No Opt. Call	AA+		2,127,060
88,395	Total Georgia				96,204,798
	Hawaii – 1.6%

	Hawaii State, General Obligation Bonds, Refunding Series 2011EA:
2,660	5.000%, 12/01/16	No Opt. Call	AA		3,098,661
7,500	5.000%, 12/01/17	No Opt. Call	AA		8,980,575

15,000	Hawaii State, General Obligation Bonds, Series 2008D-K, 5.000%, 5/01/16	No Opt. Call	AA		17,122,050

6,385	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA		7,811,154

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA		5,629,500

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA		10,370,790

	Hawaii State, Highway Revenue Bonds, Series 2011A:
405	4.000%, 1/01/15	No Opt. Call	AA+		432,528
2,145	4.000%, 1/01/16	No Opt. Call	AA+		2,353,902

1,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2004B, 5.000%, 7/01/13 – NPFG Insured	No Opt. Call	Aa1		1,020,090
47,885	Total Hawaii				56,819,250
	Illinois – 8.2%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB		1,432,560

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB		1,090,810

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	A+		1,292,516

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Across Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	Aa3		4,518,962

2,000	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/18 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2	(4)	2,169,140

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA		8,418,222

3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA		4,196,430

3,290	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA		3,923,687

1,930	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		2,157,412

Nuveen Investments	187

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,102	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA–	$1,166,952

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – NPFG Insured	5/13 at 100.00	Baa1	1,099,960

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,318,033

2,730	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1	2,813,156

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,320,566

8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	9,577,684

3,575	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	AA	3,756,467

3,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 5.000%, 11/15/42 (Mandatory put 5/01/15)	No Opt. Call	AA+	3,286,170

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,283,860

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,447,924

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,388,028

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,100	5.000%, 8/15/14	No Opt. Call	AA–	1,156,100
1,175	5.000%, 8/15/15	No Opt. Call	AA–	1,267,437
1,000	5.000%, 8/15/16 – AGC Insured	No Opt. Call	AA–	1,100,380
875	5.000%, 8/15/18	No Opt. Call	AA–	990,579
355	5.250%, 8/15/19	No Opt. Call	AA–	410,955

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA–	2,252,040

5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	Aa1	6,230,850

	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B:
1,000	5.000%, 5/01/13	No Opt. Call	BBB+	1,009,150
2,510	5.000%, 5/01/25	11/16 at 100.00	BBB+	2,677,492

410	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	2/13 at 100.00	BBB–	410,722

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	3,385,230

2,010	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012A, 5.000%, 6/15/14	No Opt. Call	AA+	2,139,524

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,500	5.000%, 6/15/18	12/16 at 100.00	AA+	2,894,550
3,000	5.000%, 12/15/18	6/16 at 100.00	AA+	3,425,370
1,705	5.000%, 6/15/19	6/15 at 100.00	AA+	1,880,274
3,250	5.000%, 12/15/19	12/14 at 100.00	AA+	3,525,243

	Illinois State, General Obligation Bonds, Refunding Series 2004B:
2,455	5.000%, 3/01/13 – AMBAC Insured	No Opt. Call	A2	2,464,329
2,840	5.000%, 3/01/14	No Opt. Call	A2	2,972,486

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Refunding Series 2006:
$920	5.000%, 1/01/14	No Opt. Call	A2		$956,726
165	5.000%, 1/01/15	No Opt. Call	A2		177,415
3,460	5.000%, 1/01/16	No Opt. Call	A2		3,822,573

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A2		1,684,805
1,115	5.250%, 1/01/20	No Opt. Call	A2		1,302,844

235	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A2		255,861

	Illinois State, General Obligation Bonds, Refunding Series 2010:
2,860	5.000%, 1/01/14	No Opt. Call	A2		2,974,171
1,255	5.000%, 1/01/15	No Opt. Call	A2		1,349,426
1,505	5.000%, 1/01/16	No Opt. Call	A2		1,662,709
5,025	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA–		5,665,939
425	5.000%, 1/01/17	No Opt. Call	A2		478,350
4,960	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–		5,697,254
21,840	5.000%, 1/01/18	No Opt. Call	A2		25,031,042
520	5.000%, 1/01/19	No Opt. Call	A2		600,818

885	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/14 (ETM)	No Opt. Call	N/R	(4)	923,259

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,000	5.000%, 8/01/15	No Opt. Call	A2		7,674,450
8,000	5.000%, 8/01/16	No Opt. Call	A2		8,968,080
5,000	5.000%, 8/01/17	No Opt. Call	A2		5,704,200
5,000	5.000%, 8/01/18	No Opt. Call	A2		5,789,700
5,000	5.000%, 8/01/19	No Opt. Call	A2		5,825,500
3,875	5.000%, 8/01/20	No Opt. Call	A2		4,493,838

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/13 at 100.00	A2		7,172,881

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	6/13 at 100.00	A2		567,414

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	A2		10,413

	Illinois State, General Obligation Bonds, Series 2004A:
1,840	5.000%, 3/01/16 (Pre-refunded 3/01/14) – NPFG Insured	3/14 at 100.00	A2	(4)	1,934,447
5	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	A2	(4)	5,255

	Illinois State, General Obligation Bonds, Series 2004:
860	5.000%, 11/01/13 – AMBAC Insured (ETM)	No Opt. Call	A2	(4)	890,332
915	5.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A2	(4)	983,195

	Illinois State, General Obligation Bonds, Series 2005:
860	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	A2		902,948
2,000	5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA–		2,181,540

1,010	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/17	No Opt. Call	A2		1,147,926

	Illinois State, General Obligation Bonds, Series 2006:
4,035	5.000%, 1/01/16	No Opt. Call	A2		4,457,828
1,005	5.000%, 1/01/17	1/16 at 100.00	A2		1,099,721

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA–		1,118,790

	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010:
3,015	5.000%, 6/15/15	No Opt. Call	AAA		3,333,022
2,030	5.000%, 6/15/16	No Opt. Call	AAA		2,319,600

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
380	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA–		417,989
1,015	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	A2		1,140,363

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
1,165	5.500%, 8/01/13 – NPFG Insured	No Opt. Call	A2		1,194,183
625	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	A2		668,831
620	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A2		687,363

Nuveen Investments	189

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A+	$2,466,781

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
875	0.556%, 12/15/13	No Opt. Call	AAA	874,930
2,000	0.656%, 12/15/16	12/14 at 100.00	AAA	1,987,300

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA–	1,266,787

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
255	5.000%, 6/01/15	No Opt. Call	A	276,930
5,115	5.000%, 6/01/16	No Opt. Call	A	5,711,153
7,285	5.000%, 6/01/17	No Opt. Call	A	8,345,113
5,140	5.000%, 6/01/18	No Opt. Call	A	5,991,544
9,585	5.000%, 6/01/19	No Opt. Call	A	11,249,339
5,185	5.250%, 6/01/20	No Opt. Call	A	6,184,201
20	5.250%, 6/01/21	No Opt. Call	A	23,984

6,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	7,516,688

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	8,248,062
261,992	Total Illinois			292,267,063
	Indiana – 2.5%

5,245	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	5,563,791

695	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB+	728,318

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	A–	1,628,891
2,115	5.000%, 3/01/20	No Opt. Call	A–	2,407,949

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	987,267
750	5.000%, 5/01/20	No Opt. Call	A+	881,700
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,363,220

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,818,248

11,080	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	12,221,129

2,500	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005-A3, 1.700%, 11/01/27 (Mandatory put 9/01/14)	No Opt. Call	AA	2,552,075

3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 5.000%, 11/01/27 (Mandatory put 8/01/13)	No Opt. Call	AA	3,070,500

5,095	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,199,855

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,433,535

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA–	4,792,981

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
$1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	$1,297,143
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A+	1,986,188
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	4,508,331

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	BBB	4,594,284

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa2	7,176,072

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	A3	369,388
630	4.000%, 4/01/17	No Opt. Call	A3	678,888
400	4.000%, 4/01/18	No Opt. Call	A3	434,016
550	3.000%, 4/01/19	No Opt. Call	A3	570,724

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
825	3.000%, 8/01/13	No Opt. Call	N/R	828,663
840	3.000%, 2/01/14	No Opt. Call	N/R	847,098
855	3.000%, 8/01/14	No Opt. Call	N/R	864,251
870	3.000%, 2/01/15	No Opt. Call	N/R	876,908
880	4.000%, 8/01/15	No Opt. Call	N/R	909,198
900	4.000%, 2/01/16	No Opt. Call	N/R	928,773
915	4.000%, 8/01/16	No Opt. Call	N/R	947,958

2,795	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	AAA	3,128,975
82,190	Total Indiana			89,596,317
	Iowa – 0.4%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	1,280,272
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–	1,561,713
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA–	1,629,062
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA–	1,461,904

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,930	5.000%, 6/01/17	No Opt. Call	AA	2,271,378
3,070	5.000%, 6/01/18	No Opt. Call	AA	3,698,552

1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Tender Option Bond Trust 13B-B, 0.130%, 6/01/26	6/19 at 100.00	AA	1,500,000
11,605	Total Iowa			13,402,881
	Kansas – 0.7%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,655	5.000%, 9/01/16	No Opt. Call	AAA	5,390,956
6,050	5.000%, 9/01/17	No Opt. Call	AAA	7,226,786

650	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.250%, 11/15/14	No Opt. Call	A2	696,859

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,235	5.000%, 1/01/20	No Opt. Call	AA	1,484,248
1,475	5.000%, 1/01/23	1/20 at 100.00	AA	1,718,552

12,040	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	7,951,457
26,105	Total Kansas			24,468,858

Nuveen Investments	191

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kentucky – 1.1%

$3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3		$4,459,238

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA		17,907,416

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–		3,646,516

11,480	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A+		11,701,794
34,135	Total Kentucky				37,714,964
	Louisiana – 2.0%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	No Opt. Call	BBB		5,150,000

385	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 8.500%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		402,506

1,065	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+		1,266,168

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15 (5)	No Opt. Call	N/R		1,355,886

585	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	Baa2	(4)	609,734

245	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	BBB	(4)	261,969

1,500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/19	No Opt. Call	A		1,792,635

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
2,250	5.000%, 5/01/19	No Opt. Call	Aa1		2,757,533
2,500	5.000%, 5/01/20	No Opt. Call	Aa1		3,099,875
3,605	5.000%, 5/01/21	No Opt. Call	Aa1		4,507,295

16,970	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2		20,921,465

7,120	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3		8,364,505

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A3		3,391,731
2,500	5.000%, 12/01/20	No Opt. Call	A3		2,972,775
3,600	5.000%, 12/01/21	No Opt. Call	A3		4,279,752

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	3/14 at 101.00	AA–		42,345

2,205	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 101.00	AA–	(4)	2,340,674

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB		6,357,360
60,875	Total Louisiana				69,874,208

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maine – 0.1%

$3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15 (Alternative Minimum Tax)	5/13 at 100.00	BBB		$3,589,443
	Maryland – 1.7%

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA		7,619,108

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	Aa2		1,120,000

375	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		418,466

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA		5,764,650
5,560	5.000%, 7/15/17	No Opt. Call	AAA		6,618,012
5,130	5.000%, 7/15/18	No Opt. Call	AAA		6,261,370

13,535	Maryland, General Obligation Bonds, State and Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA		16,257,024

5,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA		6,211,850

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA		11,447,100
51,835	Total Maryland				61,717,580
	Massachusetts – 1.8%

3,860	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+		4,124,564

780	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		776,825

440	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/15	No Opt. Call	AA		487,894

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA		2,255,780
2,075	5.000%, 11/15/16	No Opt. Call	AAA		2,422,023
1,510	5.000%, 11/15/17	No Opt. Call	AAA		1,817,466
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,232,590

10,025	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,549,502

8,655	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	9,033,224

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+		15,710,136

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA		5,211,050

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA		2,636,638
2,420	4.000%, 8/15/16	No Opt. Call	AA		2,707,230
2,420	4.000%, 8/15/17	No Opt. Call	AA		2,764,511
2,420	4.000%, 8/15/18	No Opt. Call	AA		2,808,531
57,925	Total Massachusetts				65,537,964

Nuveen Investments	193

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan – 4.8%

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
$875	5.000%, 10/01/15	No Opt. Call	BBB+		$942,218
1,600	5.000%, 10/01/16	No Opt. Call	BBB+		1,745,840
900	5.000%, 10/01/17	No Opt. Call	BBB+		989,748
1,100	5.000%, 10/01/18	No Opt. Call	BBB+		1,220,472
1,500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–		1,710,135

185	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/21	5/14 at 100.00	Aa2		194,879

2,265	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/21 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2	(4)	2,399,541

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Series 2012 Refunding:
500	3.000%, 5/01/13	No Opt. Call	AA–		503,305
1,200	5.000%, 5/01/14	No Opt. Call	AA–		1,268,004
750	4.000%, 5/01/15	No Opt. Call	AA–		805,305
1,000	5.000%, 5/01/16	No Opt. Call	AA–		1,133,010
1,000	4.000%, 5/01/17	No Opt. Call	AA–		1,127,400
1,770	4.000%, 5/01/18	No Opt. Call	AA–		2,024,809

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,000	5.000%, 6/01/14	No Opt. Call	A+		1,052,560
1,700	5.000%, 6/01/15	No Opt. Call	A+		1,835,082
1,600	5.000%, 6/01/16	No Opt. Call	A+		1,767,184

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A:
10,000	2.000%, 7/01/13	No Opt. Call	AAA		10,077,200
10,000	5.000%, 7/01/14	No Opt. Call	AAA		10,679,400
15,075	5.000%, 7/01/15	No Opt. Call	AAA		16,750,737

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
6,255	5.000%, 7/01/21	7/18 at 100.00	AAA		7,435,694
13,475	5.000%, 7/01/22	7/16 at 100.00	AAA		15,257,069

10,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+		10,136,800

3,155	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+		3,729,526

17,530	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	Aa1		18,176,682

6,145	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		6,390,431

1,010	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 – NPFG Insured	10/14 at 100.00	A+		1,092,174

6,255	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – AGM Insured	No Opt. Call	AA–		6,479,179

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/13 (ETM)	No Opt. Call	A2	(4)	3,013,290

6,000	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+		7,282,200

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2		1,957,474

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	$2,281,460

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A1	7,484,540

1,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 – AGM Insured	5/14 at 100.00	Aa2	1,055,080

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,000	4.000%, 5/01/19	No Opt. Call	Aa2	1,149,820
1,000	5.000%, 5/01/21	No Opt. Call	Aa2	1,227,600

1,370	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/19 – AGM Insured	5/15 at 100.00	Aa2	1,493,917

1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	11/14 at 100.00	Aa2	1,100,748

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2	5,828,163

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	9,304,448
155,970	Total Michigan			170,103,124
	Minnesota – 1.1%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	836,084
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,902,535
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,982,759

5,000	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,505,400

1,753	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-3, 5.700%, 4/01/27	2/16 at 100.00	AA+	1,829,490

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A	1,606,935

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,287,838

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,679,360
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,780,760

6,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/16	No Opt. Call	AA+	6,928,380

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14 – AGC Insured	No Opt. Call	AA–	1,042,850
1,500	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	1,628,145
5,500	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA–	6,168,855
35,553	Total Minnesota			40,179,391
	Mississippi – 0.4%

11,500	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 12/01/17)	No Opt. Call	A	11,563,365

1,455	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	9/14 at 100.00	AA	1,543,770

Nuveen Investments	195

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$685	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–	$687,911
13,640	Total Mississippi			13,795,046
	Missouri – 1.6%

500	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 5.000%, 4/01/13	No Opt. Call	BBB+	502,985

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011:
120	5.000%, 6/01/21	6/16 at 100.00	N/R	125,496
2,000	5.625%, 6/01/23	6/16 at 100.00	N/R	2,083,240
100	6.500%, 6/01/25	No Opt. Call	N/R	104,078

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,883,359
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	3,067,368

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,595	5.000%, 1/01/17	No Opt. Call	Aaa	4,193,460
3,000	5.000%, 1/01/18	No Opt. Call	Aaa	3,594,240

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,077,180

8,725	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,857,941

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,155	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A–	9,379,881
11,995	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	14,002,243

5,020	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	5,285,307
49,425	Total Missouri			56,156,778
	Nebraska – 0.6%

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
375	4.000%, 6/15/15	No Opt. Call	AA–	404,070
500	4.000%, 6/15/16	No Opt. Call	AA–	552,050
750	4.000%, 6/15/17	No Opt. Call	AA–	845,363
600	4.000%, 6/15/18	No Opt. Call	AA–	686,202
800	5.000%, 6/15/19	No Opt. Call	AA–	969,648

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	2,051,195
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,783,580
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,538,941
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,781,475

2,320	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	2,332,969

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	3,049,842
19,520	Total Nebraska			20,995,335
	Nevada – 0.6%

3,000	Clark County, Nevada, General Obligation Airport Bonds, Series 2003B, 4.750%, 7/01/23 – AMBAC Insured	7/13 at 100.00	AA+	3,053,940

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada (continued)

$1,590	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	AA+		$1,827,546

4,635	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/14	No Opt. Call	AA–		4,933,123

2,625	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010F-1, 5.000%, 7/01/15	No Opt. Call	A+		2,878,706

5,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+		5,958,950

2,575	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+		2,892,961
19,425	Total Nevada				21,545,226
	New Hampshire – 0.1%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB		5,307,400
	New Jersey – 6.2%

960	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB		974,093

2,435	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.000%, 2/15/15	No Opt. Call	BBB		2,614,922

1,500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BBB		1,610,835

3,205	Mercer County, New Jersey, General Obligation Bonds, Series 2012, 2.000%, 2/01/16	No Opt. Call	AA+		3,335,091

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
140	5.000%, 11/01/13 – AGM Insured	No Opt. Call	AA–		144,789
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA–		1,144,780
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA–		1,723,538
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA–		1,097,394

250	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		264,858

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R		381,560

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	5,825

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
8,670	5.000%, 6/15/13 – FGIC Insured (ETM)	No Opt. Call	Aaa		8,822,419
4,175	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa		4,470,131
620	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa		692,720
880	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa		983,215
1,265	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa		1,474,800
1,730	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa		2,016,921

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,210	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		2,376,612
75	5.750%, 6/15/29 (Pre-refunded 6/15/14) – AGC Insured	6/14 at 100.00	Aaa		80,654
30	5.750%, 6/15/29 (Pre-refunded 6/15/14) – RAAI Insured	6/14 at 100.00	Aaa		32,262
1,455	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		1,559,716
1,605	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		1,726,001

Nuveen Investments	197

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$3,300	5.000%, 6/15/13	No Opt. Call	BBB+		$3,356,067
3,900	5.000%, 6/15/14	No Opt. Call	BBB+		4,119,960
1,865	5.000%, 6/15/15	No Opt. Call	BBB+		2,032,757
3,540	5.000%, 6/15/16	No Opt. Call	BBB+		3,958,286
3,615	5.000%, 6/15/17	No Opt. Call	BBB+		4,123,920
7,340	5.000%, 6/15/18	No Opt. Call	BBB+		8,504,418
2,300	5.000%, 6/15/19	No Opt. Call	BBB+		2,678,511
60	4.000%, 6/15/19	No Opt. Call	BBB+		66,576
2,690	5.000%, 6/15/20	No Opt. Call	BBB+		3,153,379
6,410	5.000%, 6/15/21	No Opt. Call	BBB+		7,556,364
475	5.000%, 6/15/22	No Opt. Call	AA–		563,402
685	4.250%, 6/15/27	6/22 at 100.00	BBB+		726,066

2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/13	No Opt. Call	A+		2,054,960

2,325	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/14	No Opt. Call	A+		2,493,935

4,870	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/20	No Opt. Call	A+		5,882,132

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA–		3,970,739

3,990	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA–		4,477,179

1,500	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2004A, 5.000%, 9/01/22 (Pre-refunded 9/01/13)	9/13 at 100.00	AAA		1,541,940

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+		4,486,584
4,260	5.000%, 7/01/19	No Opt. Call	BB+		4,718,461

1,290	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006, 5.000%, 7/01/13	No Opt. Call	A2		1,312,240

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa		504,316

1,145	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 1.250%, 10/01/13	No Opt. Call	Aa1		1,150,542

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA–		1,507,534

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa		5,574,200

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,380	5.000%, 12/15/17	No Opt. Call	A+		6,305,360
9,750	5.000%, 12/15/18	No Opt. Call	A+		11,666,655

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,000	5.000%, 6/15/14	No Opt. Call	A+		2,125,360
1,500	5.000%, 6/15/15	No Opt. Call	A+		1,650,315

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
11,500	5.000%, 6/15/19	No Opt. Call	A+		13,794,825
13,675	5.000%, 6/15/20	No Opt. Call	A+		16,537,314

29	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	A3	(4)	29,398

65	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AA+	(4)	69,011

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
$2,205	6.500%, 1/01/16	No Opt. Call	A3		$2,551,009
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3		5,785
805	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+		931,321

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3	(4)	1,673,392
5	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	5,846
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3	(4)	539,741
110	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	129,174
235	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	275,963
1,925	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA–	(4)	2,104,814
1,280	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	1,399,565
75	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	82,006
760	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	830,992

235	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A, 6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	247,533

5,945	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+		7,135,546

205	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	4/13 at 100.00	AAA		212,837

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA		1,296,101

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2		2,115,820

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,340	3.000%, 1/01/18	No Opt. Call	A1		4,620,841
4,850	3.000%, 1/01/19	No Opt. Call	A1		5,140,176

2,840	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		2,898,532

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,160	5.000%, 6/01/14	No Opt. Call	A1		4,370,122
5,660	5.000%, 6/01/15	No Opt. Call	A1		6,121,969
50	5.000%, 6/01/17	No Opt. Call	A2		56,752
7,540	4.500%, 6/01/23	6/17 at 100.00	B1		7,542,488
198,899	Total New Jersey				222,514,167
	New Mexico – 0.1%

2,720	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,782,696
	New York – 9.7%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	BBB		539,185

1,560	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA–		1,903,637

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R	(4)	6,209

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA		1,527,425

1,785	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A, 5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,818,112

Nuveen Investments	199

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$1,040	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/13 (ETM)	No Opt. Call	Baa1	(4)	$1,062,433

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA		15,347,408

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R	(4)	6,405

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
500	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–		484,500
105	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA–		88,260
240	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–		193,603
850	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA–		656,064

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,270	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–		5,933,967
635	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA–		699,472
750	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–		820,028
270	5.250%, 12/01/20 – FGIC Insured	6/16 at 100.00	A		302,513

595	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	A		675,902

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
370	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A		422,144
170	5.000%, 12/01/17	12/16 at 100.00	A		194,852
45	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	A		51,487
12,010	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A		13,741,362

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
25	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	A		28,893
595	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A		673,534
270	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A		304,792

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A		1,243,319

5,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/20	No Opt. Call	AA		6,820,055

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012-B2:
3,985	5.000%, 11/15/21	No Opt. Call	A		4,911,513
2,000	5.000%, 11/15/22	No Opt. Call	A		2,470,840

4,670	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/19	No Opt. Call	A		5,667,746

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H:
5,135	5.000%, 11/15/20	No Opt. Call	A		6,287,705
3,090	4.000%, 11/15/21	No Opt. Call	A		3,556,188
5,790	4.000%, 11/15/22	No Opt. Call	A		6,637,251

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,631,070

	Monroe County, New York, General Obligation Bonds, Refunding Series 2012:
1,500	5.000%, 3/01/13	No Opt. Call	A3		1,505,295
1,500	5.000%, 3/01/14	No Opt. Call	A3		1,563,630
1,000	5.000%, 3/01/15	No Opt. Call	A3		1,074,530

730	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		734,234

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$5,040	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 (Pre-refunded 12/15/14) – AMBAC Insured	12/14 at 100.00	Aa1	(4)	$5,483,671

6,425	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 – AMBAC Insured	12/14 at 100.00	AAA		6,980,506

10,085	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA		11,911,394

10,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA		10,690,800

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	BBB+		7,885,008

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A		2,181,780

7,330	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, New York State Electric and Gas Corporation, Remarketed Series 1994C, 3.000%, 6/01/29 (Mandatory put 6/03/13)	No Opt. Call	BBB+		7,370,462

2,460	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 – AMBAC Insured	10/15 at 100.00	AA		2,758,644

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA-		5,534,900
5,000	4.000%, 4/01/17	No Opt. Call	AA-		5,640,100
6,845	5.000%, 4/01/18	No Opt. Call	AA-		8,200,378

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1C:
475	5.500%, 6/01/18	6/13 at 100.00	AA–		477,047
1,165	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–		1,183,652
795	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		807,863
110	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA+		111,742

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
9,185	5.500%, 6/01/19	6/13 at 100.00	AA–		9,341,329
1,875	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–		1,905,019
11,245	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		11,423,121
9,370	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–		9,516,828

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
670	5.500%, 6/01/18	6/13 at 100.00	AA–		672,888
4,130	5.500%, 6/01/19	6/13 at 100.00	AA–		4,200,293
10,070	5.500%, 6/01/20	6/13 at 100.00	AA–		10,239,680
615	5.500%, 6/01/20 – FGIC Insured	6/13 at 100.00	AA		625,590
14,020	5.500%, 6/01/21	6/13 at 100.00	AA–		14,253,713
4,205	5.500%, 6/01/22	6/13 at 100.00	AA–		4,274,383

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/17	No Opt. Call	AA–		11,518,000

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,105	5.000%, 12/15/16	No Opt. Call	AAA		3,636,234
1,000	5.000%, 12/15/17	No Opt. Call	AAA		1,198,650

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA		9,887,632

Nuveen Investments	201

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,175	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AAA	$5,208,638

120	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	120,696

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA–	8,585,928
5,500	5.000%, 6/01/16	No Opt. Call	AA–	6,245,030
3,600	5.000%, 6/01/17	No Opt. Call	AA–	4,200,480
2,800	5.000%, 6/01/18	No Opt. Call	AA–	3,340,708

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B:
16,120	4.000%, 11/15/20	No Opt. Call	AA–	18,902,312
18,685	4.000%, 11/15/21	No Opt. Call	AA–	21,929,463

1,850	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Bonds, Series 2013A, 2.000%, 11/15/14	No Opt. Call	A+	1,905,334

5,150	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 4.000%, 11/15/19	No Opt. Call	AA–	6,034,204

1,815	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 4.750%, 6/01/22	6/16 at 100.00	BBB	1,816,271

105	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	105,609

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	BBB+	2,453,493
2,510	3.000%, 8/15/23	No Opt. Call	BBB+	2,479,554
309,715	Total New York			344,824,590
	North Carolina – 1.5%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,396,630
2,010	5.000%, 3/01/17	No Opt. Call	AA	2,346,353
2,075	5.000%, 3/01/18	No Opt. Call	AA	2,482,177

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	6,239,805
3,000	5.000%, 3/01/18	No Opt. Call	AA+	3,598,560

3,570	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 4.000%, 12/01/16	No Opt. Call	AAA	4,035,385

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	Aaa	1,555,545
1,500	3.000%, 6/01/15	No Opt. Call	Aaa	1,591,740
1,500	3.000%, 6/01/16	No Opt. Call	Aaa	1,623,030
765	3.000%, 6/01/17	No Opt. Call	Aaa	841,829

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	2,772,853
3,200	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA–	3,421,952
2,760	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA–	3,045,743

2,050	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/19	No Opt. Call	A	2,463,116

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
$1,000	5.000%, 5/01/19	No Opt. Call	AA+	$1,224,220
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	6,334,315
3,040	5.000%, 5/01/21	5/19 at 100.00	AA+	3,687,003

500	University of North Carolina Board of Governors, Revenue Bonds, East Carolina University, Unlimited Student Fees, Series 2011A, 3.000%, 5/01/14	No Opt. Call	Aa2	516,285

	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2012:
350	2.000%, 6/01/14 – AGM Insured	No Opt. Call	AA	357,546
420	3.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	443,491
855	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	969,143
800	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	918,728
47,255	Total North Carolina			53,865,449
	North Dakota – 0.3%

800	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	Aa3	835,144

5,325	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	6,053,567

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,073,880

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,217,191
8,255	Total North Dakota			9,179,782
	Ohio – 3.6%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,325,900
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,073,242

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	A3	2,419,112
2,650	5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	3,074,901

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
5,825	5.000%, 6/01/14	No Opt. Call	A1	6,119,221
9,515	5.000%, 6/01/15	No Opt. Call	A1	10,291,614
6,620	5.000%, 6/01/16	No Opt. Call	A1	7,356,541
3,415	5.000%, 6/01/17	No Opt. Call	Baa1	3,876,127

7,865	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	7,292,035

2,020	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	2,346,068

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,770,527
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,832,477
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,902,577

10,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 3766Z, 0.220%, 12/01/32 – AGM Insured	No Opt. Call	AA–	10,000,000

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Limited Tax Series 2011, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,615,111

Nuveen Investments	203

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$730	3.000%, 10/01/15	No Opt. Call	A1	$767,821
765	3.000%, 10/01/16	No Opt. Call	A1	811,130
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,215,368

5,650	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	Baa1	5,798,934

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,630,000

3,260	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2012A, 4.000%, 2/01/14	No Opt. Call	AA+	3,385,217

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	15,723,175

2,640	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/18	No Opt. Call	AAA	3,178,586

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
690	5.000%, 1/01/17	No Opt. Call	Aa2	797,040
500	5.000%, 1/01/18	No Opt. Call	Aa2	590,840

110	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	120,823

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,783,683

4,540	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Refunding Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	5,281,972

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,145	5.000%, 12/01/15	No Opt. Call	N/R	2,270,204
2,265	5.000%, 12/01/16	No Opt. Call	N/R	2,422,712

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+	2,471,665

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	140,350
116,555	Total Ohio			126,684,973
	Oklahoma – 1.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,395	4.000%, 9/01/18	No Opt. Call	A+	1,562,665
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,601,618
2,685	4.500%, 9/01/20	No Opt. Call	A+	3,084,797

4,845	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010, 4.000%, 6/01/14	No Opt. Call	A+	5,064,188

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
750	2.000%, 3/01/14	No Opt. Call	A+	762,405
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,310,250
2,820	4.000%, 3/01/18	No Opt. Call	A+	3,156,313

4,585	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A2	5,032,083

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oklahoma (continued)

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
$1,000	4.000%, 6/01/15	No Opt. Call	A3		$1,055,420
1,200	4.500%, 6/01/16	6/15 at 100.00	A3		1,273,764

10,570	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A3	(4)	11,909,219

7,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–		8,923,365

1,250	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–		1,385,050
44,960	Total Oklahoma				50,121,137
	Oregon – 0.1%

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		1,188,130

2,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/18	No Opt. Call	A		2,411,460
3,000	Total Oregon				3,599,590
	Pennsylvania – 6.3%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
785	4.300%, 2/15/13	No Opt. Call	Baa3		785,393
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,499,122

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,812,348
1,865	5.000%, 5/01/14	No Opt. Call	Baa2		1,920,092
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		2,081,709
1,620	5.000%, 5/01/16	No Opt. Call	Baa2		1,719,695
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2		1,349,301

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3		5,911,850

	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–		7,580,053
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA–		5,195,256

1,900	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21	11/18 at 100.00	Aa1		2,275,174

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – NPFG Insured (ETM)	No Opt. Call	AA	(4)	1,060,631

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA		1,215,603

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
440	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+		470,928
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+		20,741
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+		220,210
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+		77,842

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A:
500	4.750%, 12/01/19 – RAAI Insured	6/13 at 100.00	BBB+		500,620
50	5.000%, 12/01/26 – RAAI Insured	6/13 at 100.00	BBB+		50,034

Nuveen Investments	205

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
$1,000	4.000%, 12/01/16	No Opt. Call	A+		$1,112,220
500	5.000%, 12/01/18	No Opt. Call	A+		600,575

1,305	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	No Opt. Call	Ba1		1,310,324

1,000	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.125%, 12/15/20	12/14 at 100.00	N/R		1,020,780

3,425	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	11/13 at 100.00	BB+		3,446,749

2,700	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R		2,817,855

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.000%, 7/01/17	No Opt. Call	A–		2,390,918

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A		1,181,153

1,210	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+	(4)	1,364,638

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A:
2,350	5.000%, 10/15/13	No Opt. Call	BBB+		2,406,424
3,050	5.250%, 10/15/14	No Opt. Call	BBB+		3,217,903
3,275	5.250%, 10/15/15	No Opt. Call	BBB+		3,548,823

800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/14 (Alternative Minimum Tax) (8)	7/13 at 100.00	D		507,600

2,700	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	BBB		2,705,346

10,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB		10,146,500

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A:
2,500	5.000%, 7/01/15	No Opt. Call	Aaa		2,776,625
2,935	4.000%, 7/01/15	No Opt. Call	Aaa		3,189,230
3,900	5.000%, 7/01/16	No Opt. Call	Aaa		4,485,897
4,690	5.000%, 7/01/19	No Opt. Call	Aaa		5,795,621

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
5,450	5.000%, 7/01/21	1/18 at 100.00	Aaa		6,448,713
19,950	5.000%, 1/01/22	7/17 at 100.00	Aaa		23,235,167
8,365	5.000%, 7/01/22	7/16 at 100.00	Aaa		9,507,575
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa		17,587,710
13,270	5.000%, 7/01/23	7/15 at 100.00	Aaa		14,594,479

725	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 2.000%, 11/01/41 (Mandatory put 4/30/13)	4/13 at 100.00	A–		725,435

1,775	Pennsylvania State Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 4.500%, 6/01/15 – AGM Insured	No Opt. Call	AA		1,909,953

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
$2,725	4.000%, 6/01/13	No Opt. Call	A–		$2,756,637
4,000	5.000%, 6/01/14	No Opt. Call	A–		4,235,760
4,000	5.000%, 6/01/15	No Opt. Call	A–		4,380,920
4,000	5.000%, 6/01/16	No Opt. Call	A–		4,509,440

16,030	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA+		18,623,494

3,170	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R	(4)	3,884,074

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	AA		11,365,800

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	AA		2,070,102
1,525	5.000%, 9/01/18	No Opt. Call	AA		1,790,884

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
1,139	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		1,215,609
620	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa		710,731

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+		1,343,250

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	Aa1		3,086,775
200,719	Total Pennsylvania				223,754,291
	Puerto Rico – 0.6%

7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24	7/20 at 100.00	BBB+		7,343,420

12,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/13 at 100.00	BBB		12,707,500
19,500	Total Puerto Rico				20,050,920
	Rhode Island – 0.1%

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB	(4)	2,193,860

2,780	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/13 at 100.00	Baa1		2,817,447
4,780	Total Rhode Island				5,011,307
	South Carolina – 0.9%

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1		1,703,130
1,000	4.500%, 2/01/21	No Opt. Call	Aa1		1,215,530

6,010	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/19	12/14 at 100.00	AA–		6,502,700

7,125	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,467,926

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA		4,155,573
4,910	5.000%, 12/01/22	No Opt. Call	AA		6,092,574

Nuveen Investments	207

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina (continued)

$510	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	AA–		$527,886

1,330	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R	(4)	1,766,054

555	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+		569,830

1,575	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB		1,613,147

1,000	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	5/13 at 100.00	N/R		1,002,940
28,880	Total South Carolina				32,617,290
	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A		1,667,184
770	3.000%, 11/01/18	No Opt. Call	A		814,106

1,920	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		2,132,448
4,270	Total South Dakota				4,613,738
	Tennessee – 1.4%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
425	2.000%, 12/01/13	No Opt. Call	AA+		430,967
425	2.000%, 12/01/14	No Opt. Call	AA+		437,274
225	2.000%, 12/01/15	No Opt. Call	AA+		233,660
225	2.000%, 12/01/16	No Opt. Call	AA+		234,929
475	2.000%, 12/01/17	No Opt. Call	AA+		496,484
710	4.000%, 12/01/20	No Opt. Call	AA+		827,413
740	4.000%, 12/01/21	No Opt. Call	AA+		864,757

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		533,715
695	5.000%, 7/01/14	No Opt. Call	BBB+		729,514

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,000	5.000%, 1/01/19	No Opt. Call	A		1,159,640
2,500	5.000%, 1/01/20	No Opt. Call	A		2,914,525
1,500	4.000%, 1/01/21	No Opt. Call	A		1,648,800

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+		1,389,508
250	3.000%, 11/01/18	No Opt. Call	BBB+		259,890
1,070	4.000%, 11/01/19	No Opt. Call	BBB+		1,169,852
810	4.000%, 11/01/20	No Opt. Call	BBB+		884,228
500	4.000%, 11/01/21	No Opt. Call	BBB+		544,035
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+		1,188,569

1,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2013, 3.000%, 7/01/15 (WI/DD, Settling 2/21/13)	No Opt. Call	Aa1		1,063,090

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
$1,050	5.000%, 7/01/16	No Opt. Call	A+	$1,199,289
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,158,890
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,638,490

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA	2,215,480
5,000	5.000%, 9/01/16	No Opt. Call	AA	5,684,800
2,500	5.000%, 9/01/18	No Opt. Call	AA	2,974,600

7,530	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,904,978

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,181,540

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
4,175	5.000%, 9/01/13	No Opt. Call	A	4,277,663
250	5.000%, 9/01/14	No Opt. Call	A	263,483
200	5.250%, 9/01/18	No Opt. Call	A	229,864

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A–	1,545,172
44,430	Total Tennessee			50,285,099
	Texas – 6.3%

6,618	BB&T Municipal Trust Pool, Series 2011, 1.120%, 9/01/14	No Opt. Call	N/R	6,617,276

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,156,270

7,095	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 2.000%, 8/15/13	No Opt. Call	AA+	7,164,744

	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A:
5,000	4.000%, 8/15/14	No Opt. Call	AAA	5,284,450
20,350	5.000%, 8/15/23	No Opt. Call	AAA	26,129,556

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CC	3,731,000

	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011:
1,000	5.000%, 2/15/15	No Opt. Call	AA	1,091,880
1,000	5.000%, 2/15/16	No Opt. Call	AA	1,130,200

	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984:
745	9.375%, 10/01/13 – NPFG Insured (ETM)	4/13 at 100.00	Aaa	789,067
30	9.375%, 10/01/13 – NPFG Insured (ETM)	4/13 at 100.00	Aaa	31,775

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007:
5,100	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA	5,265,444
6,825	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,655,944

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,575	5.000%, 11/01/20	No Opt. Call	A+	3,118,325
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	6,018,050

5,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Methodist Hospital System, Series 2009B, 5.000%, 12/01/41 (Mandatory put 6/01/13)	6/13 at 100.00	AA	5,077,200

6,000	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	7,401,360

Nuveen Investments	209

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16 (WI/DD, Settling 2/14/13)	No Opt. Call	AAA		$1,656,840

1,780	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA		2,234,968

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA		13,937,702

2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.000%, 9/01/14	No Opt. Call	A2		2,135,340

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,360	5.000%, 7/01/15	No Opt. Call	AA–		1,503,181
1,110	5.000%, 7/01/16	No Opt. Call	AA–		1,261,770

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+		2,724,300

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–		3,535,040
3,000	5.000%, 7/01/20	No Opt. Call	AA–		3,530,340

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 5/01/15)	No Opt. Call	BBB		6,009,901

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB		2,048,180

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,670	5.000%, 8/15/19	No Opt. Call	AA		2,009,327
2,785	5.000%, 8/15/21	No Opt. Call	AA		3,384,193
2,000	5.000%, 8/15/22	No Opt. Call	AA		2,438,680
5,480	5.000%, 8/15/23	8/22 at 100.00	AA		6,631,074

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA		9,265,214

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA		11,118,300

3,425	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	3,717,187

15,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1		18,832,050

8,420	Texas A&M University, Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa		9,300,143

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3		6,281,990

6,520	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		7,427,323

2,250	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	Aaa		2,692,845

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
1,000	2.000%, 8/15/13	No Opt. Call	A		1,005,220
2,000	3.000%, 8/15/14	No Opt. Call	A		2,055,120
2,565	3.000%, 8/15/15	No Opt. Call	A		2,662,573
2,640	3.000%, 8/15/16	No Opt. Call	A		2,753,573
2,720	3.000%, 8/15/17	No Opt. Call	A		2,843,461
196,148	Total Texas				224,658,376

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Utah – 0.2%

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$500	5.000%, 9/01/14	No Opt. Call	A–		$533,445
550	5.000%, 9/01/15	No Opt. Call	A–		606,738
875	5.000%, 9/01/16	No Opt. Call	A–		992,329
500	5.000%, 9/01/17	No Opt. Call	A–		579,995
500	5.000%, 9/01/18	No Opt. Call	A–		592,445
625	5.000%, 9/01/19	No Opt. Call	A–		748,975
1,005	5.000%, 9/01/20	No Opt. Call	A–		1,193,206
2,030	5.000%, 9/01/21	No Opt. Call	A–		2,422,419
6,585	Total Utah				7,669,552
	Virgin Islands – 0.5%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,500	5.000%, 10/01/14	No Opt. Call	BBB+		2,642,900
4,455	5.000%, 10/01/15	No Opt. Call	BBB+		4,828,106
4,375	5.000%, 10/01/16	No Opt. Call	BBB+		4,821,994
4,000	5.000%, 10/01/17	No Opt. Call	BBB+		4,482,720
15,330	Total Virgin Islands				16,775,720
	Virginia – 0.4%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/13	No Opt. Call	BBB		407,756
400	4.000%, 9/01/14	No Opt. Call	BBB		418,608
400	4.125%, 9/01/15	No Opt. Call	BBB		428,244

1,825	Caroline County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bond, Anticipation Notes, Series 2011, 4.000%, 8/01/16	2/13 at 100.00	N/R		1,827,464

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA		1,237,820

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c:
3,750	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		3,907,913
2,500	1.500%, 11/01/35 (Mandatory put 12/01/14)	11/14 at 100.00	A–		2,518,825

3,250	Peninsula Ports Authority, Virginia, Residential Care Facilities Revenue Bonds, Virginia Baptist Homes, Series 2003A, 7.375%, 12/01/32 (Pre-refunded 12/01/13)	12/13 at 100.00	AA+	(4)	3,441,718

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/13 at 100.00	N/R		1,754,043
15,275	Total Virginia				15,942,391
	Washington – 2.0%

4,090	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	Aa2		4,772,826

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A		3,325,740

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA		11,466,500

10,560	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA		12,940,013

5,570	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 4.000%, 2/01/15 (WI/DD, Settling 2/05/13)	No Opt. Call	AA+		5,969,369

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+		11,550,553

Nuveen Investments	211

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	$10,479,613

9,355	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2013R-13C, 4.000%, 7/01/15 (WI/DD, Settling 2/05/13)	No Opt. Call	AA+	10,151,111

1,190	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	1,265,268
62,860	Total Washington			71,920,993
	West Virginia – 0.5%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB	2,040,460

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	5,072,300

7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1	7,235,410

530	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	593,754

2,480	West Virginia University, University System Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,324,802
17,010	Total West Virginia			17,266,726
	Wisconsin – 1.6%

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A	4,264,587

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A	5,653,900
5,000	5.000%, 7/15/18	No Opt. Call	A	5,729,250
5,680	5.000%, 7/15/19	No Opt. Call	A	6,566,705

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
540	4.000%, 8/15/17	No Opt. Call	AA–	604,514
1,105	5.000%, 8/15/18	No Opt. Call	AA–	1,313,304

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
400	5.000%, 2/15/13	No Opt. Call	A–	400,652
450	5.000%, 2/15/14	No Opt. Call	A–	467,505
500	5.000%, 2/15/15	No Opt. Call	A–	535,165

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,630,731
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,749,764
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,866,876
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,969,287

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	10,557,500

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
425	2.500%, 8/15/13	No Opt. Call	A+	429,743
500	5.000%, 8/15/16	No Opt. Call	A+	558,445
750	5.000%, 8/15/18	No Opt. Call	A+	868,433
1,380	5.000%, 8/15/21	No Opt. Call	A+	1,621,514

212	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
$4,000	5.000%, 8/15/14		No Opt. Call	A–	$4,220,320
2,000	5.250%, 8/15/18		8/16 at 100.00	A–	2,263,240

480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13		No Opt. Call	A–	490,181

2,160	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20		5/19 at 100.00	AA–	2,612,066
50,815	Total Wisconsin				56,373,682
$3,039,523	Total Municipal Bonds (cost $3,237,700,468)				3,377,510,963

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$117	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	5.500%	7/15/19	N/R	$84,156

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	3.000%	7/15/55	N/R	14,528
$152	Total Corporate Bonds (cost $ —)				98,684
	Total Long-Term Investments (cost $3,237,700,468) – 94.8%				3,377,609,647

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.6%

	Connecticut – 0.5%

$4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.090%, 7/01/37 (7)		5/13 at 100.00	VMIG-1	$4,250,000

7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 0.080%, 7/01/33 (7)		4/13 at 100.00	A-1+	7,000,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.120%, 7/01/15 (7)		No Opt. Call	A-1	7,730,000
18,980	Total Connecticut				18,980,000
	Georgia – 0.5%

5,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2253, 0.140%, 4/01/15 – AGM Insured (7)		No Opt. Call	VMIG-1	5,000,000

12,075	Georgia, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1881, 0.100%, 4/01/27 (7)		4/17 at 100.00	VMIG-1	12,075,000
17,075	Total Georgia				17,075,000
	Iowa – 0.3%

11,200	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A, 0.130%, 6/01/25 (7)		No Opt. Call	A-1	11,200,000
	Maine – 0.2%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.130%, 7/01/39 (7)		7/19 at 100.00	VMIG-1	6,665,000

Nuveen Investments	213

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 0.2%

$7,785	Baltimore, Maryland, Wastewater Project Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 4157, 0.120%, 1/01/16 – AMBAC Insured (7)	No Opt. Call	VMIG-1	$7,785,000
	Massachusetts – 0.3%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.110%, 11/15/16 (7)	No Opt. Call	A-1	10,000,000
	Michigan – 0.0%

40	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bonds Trust DCL-045, 0.350%, 5/01/30 (7)	No Opt. Call	A-2	40,000
	Missouri – 0.3%

9,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.530%, 7/01/22 (7)	No Opt. Call	A-2	9,000,000
	Oregon – 0.2%

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 0.110%, 8/01/22 – AGM Insured (7)	8/13 at 100.00	A-1	5,880,000
	Tennessee – 0.2%

8,675	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 08-29, 0.100%, 3/01/16 (7)	No Opt. Call	A-1	8,675,000
	Virginia – 0.4%

5,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2008, Variable Rate Demand Obligations, Trust 2917, 0.100%, 10/01/28 (7)	10/18 at 100.00	A-1	5,000,000

5,000	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Variable Rate Demand Obligations, Tender Option Bond Trust 3999, 0.110%, 11/01/19 (7)	No Opt. Call	A-1	5,000,000

6,005	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2876, 0.110%, 6/01/13 (7)	No Opt. Call	F-1	6,005,000
16,005	Total Virginia			16,005,000
	Washington – 0.5%

4,480	Bellingham, Washington, Water and Sewer Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 11981X, 0.200%, 8/01/19 (7)	No Opt. Call	VMIG-1	4,480,000

15,000	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.100%, 11/01/32 – AGM Insured (7)	11/17 at 100.00	VMIG-1	15,000,000
19,480	Total Washington			19,480,000
$130,785	Total Short-Term Investments (cost $130,785,000)			130,785,000
	Total Investments (cost $3,368,485,468) – 98.4%			3,508,394,647
	Other Assets Less Liabilities – 1.6%			56,223,040
	Net Assets – 100%			$3,564,617,687

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

214	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,377,510,963	$—	$3,377,510,963
Corporate Bonds	—	—	98,684	98,684
Short-Term Investments:
Municipal Bonds	—	130,785,000	—	130,785,000
Total	$—	$3,508,295,963	$98,684	$3,508,394,647

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $3,366,051,740.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$147,923,310
Depreciation	(5,580,403)
Net unrealized appreciation (depreciation) of investments	$142,342,907

Nuveen Investments	215

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(8)	On July 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%. On December 20, 2012, the Fund’s Adviser further reduced the security’s interest rate of accrual from 5.200% to 4.225%.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

216	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2013